UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza	61791-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2014

Date of reporting period: 06/30/2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

1-888-702-2307

State Farm VP Management Corp.

Customer Service Representatives are available

8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-888-702-2307) for a prospectus containing this and other information. Read it carefully.

Investing involves risk, including potential for loss.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2014, for the State Farm Variable Product Trust (“the Trust”). We encourage your review and consideration of this entire report.

While changes in the markets, either positive or negative, are part of investing, State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk1. We believe individuals increase their chance for investment success by remaining focused on their long-term goals and maintaining an appropriate asset allocation mix2. As always, your registered State Farm agent is available to discuss your financial needs and risk tolerance.

Market Review

During the 6-month period ended June 30, 2014, the U.S. equity and fixed income markets achieved positive total returns, while most major international equity markets also achieved gains.

In the U.S., investors absorbed mixed news throughout the period to help equity markets (as represented by the S&P 500® Index3) build on 2013 returns and continue an uneven climb during the 6-month period ended June 30, 2014. The S&P 500 Index generated positive total returns for five of those six months, suffering its only monthly decline (-3.5%) in January. On its way to generating a total return of 7.14% for the 6-month period ended June 30, 2014, the S&P 500 Index set 22 new closing price highs.

Overall, as the accompanying table illustrates, in addition to the 7.14% total return in large cap stocks (as represented by the S&P 500 Index), mid-cap stocks (as represented by the Russell Midcap Index4) and small cap stocks (as represented by the Russell 2000® Index5) posted positive total returns of 8.67% and 3.19%, respectively, for the 6-month period ended June 30, 2014.

Major Market Indices	Year-to-Date Total Return as of 6/30/2014
S&P 500 Index	7.14%
Russell Midcap Index	8.67%
Russell 2000 Index	3.19%
MSCI EAFE Free Index	4.78%
MSCI All Country World Index ex-U.S. Index	5.56%
MSCI Emerging Markets Index	6.14%
Barclays Intermediate U.S. Government/Credit Index	2.25%

The positive factors influencing U.S. equity markets included improved corporate earnings, growing levels of business cash-on-hand, a continued trend of generally subdued inflation, and improvement in several sectors of the U.S. economy, such as labor, manufacturing, and consumer spending. In May, American factories saw new orders increase to a 7-month high, while new auto and home sales showed renewed strength during the second quarter (April–June). In addition, the Federal Reserve (the “Fed”) continued to maintain an accommodative monetary policy by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained for the entire 6-month period ended June 30, 2014.

However, the market environment was not without its challenges. Political and military tensions between Russia and Ukraine provided uncertainty for the markets early in 2014, but those negative headwinds subsided as tensions eased in May. Conflict in the Middle East, though, introduced new uncertainty in June as insurgents launched attacks within Iraq, gaining control over parts of that country. Meanwhile, first quarter (January-March) Gross Domestic Product (GDP) was revised downward to –2.9% on an annualized basis, representing the economy’s first contraction in three years. However, for the most part, investors seemed to view the slowdown as temporary and attributed it to the severe ‘polar vortex’ winter weather system that affected a majority of the U.S., as well as to the drawdown of business inventories that had built-up in the prior year. This investor resiliency helped the S&P 500 Index achieve a total return of 5.23% for the second quarter (April–June), as investor sentiment was buoyed by expectations that modest economic growth would be enough to keep corporate profits expanding.

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3	Source: Standard and Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4	Source: Bloomberg. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: Bloomberg. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

International equities markets, as represented by the MSCI EAFE Free® Index and the MSCI All Country World Index (ACWI) ex-U.S. Index, posted total returns of 4.78% and 5.56%, respectively, in U.S. dollar terms for the 6-month period ended June 30, 2014. Within the MSCI EAFE Free Index, Israel was the strongest performer, rising 21.09% in U.S. dollar terms. Meanwhile, Austria was the weakest performing country in the Index for the 6-month period, declining –3.36% in U.S. dollar terms. After suffering a –2.60% total return decline in calendar year 2013, emerging market performance rebounded during the 6-month period ended June 30, 2014, with the MSCI Emerging Markets Index posting a total return of 6.14% in U.S. dollar terms. India led all emerging market performers with a total return of 21.86%, while Russia trailed as the weakest performer, returning –5.30% in U.S. dollar terms6.

Meanwhile, after U.S. fixed income investments in general suffered losses in the prior year, the relative strength of the bond markets surprised many during the first half of 2014. Among major fixed income indices, the Barclays Intermediate U.S. Government/Credit Index posted a total return of 2.25% over the 6-month period ended June 30, 2014, as price increases added to bond coupon income7. As the chart below shows, after beginning January above 3.0%, 10-year U.S. Treasury yields decreased in early 2014 and maintained that level to finish the period ended June 30, 2014, at 2.53%. Short-term yields remained low, with the 3-month U.S. Treasury yields starting January at 0.07% before settling at 0.04% for the period ended June 30, 20148.

6

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2014, the MSCI ACWI ex-U.S. Index consisted of 45 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

7	The Barclays Intermediate U.S. Government/Credit Index contains U.S. Government and corporate bonds with maturities above 1 year and an outstanding par value of at least $250 million. It is not possible to invest directly in an index. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

8	Source: The U.S. Department of the Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

The relative strength in U.S. fixed income investment performance came after the Fed started reducing the amount of its asset-purchase programs known as “quantitative easing.” In December of 2013, the Fed started tapering its $85 billion per month “quantitative easing” purchases to $75 billion per month, and it repeated similar $10 billion per month reductions in January, March, April and June as new Fed chair Janet Yellen marked her debut with no abrupt changes in U.S. monetary policy. Despite this continued Fed tapering and evidence that the economy was on solid ground, the major U.S. fixed income markets continued to generate positive total returns, as the demand for bonds outstripped supply during the 6-month period ended June 30, 2014.

Look for a detailed discussion of factors that impacted the performance of the Variable Product underlying Funds during the time frame of January 1, 2014, through December 31, 2014, in the State Farm Variable Product Trust Annual Report.

On behalf of the entire State Farm Variable Products team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Variable Product Trust Large Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Large Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Stock and Bond Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[2]

Large Cap Equity Fund
Actual	1,000.00	1,071.17	0.70%	3.59
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

Small/Mid Cap Equity Fund
Actual	1,000.00	1,054.88	0.90%	4.59
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

International Equity Fund
Actual	1,000.00	1,014.10	1.00%	4.99
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

Large Cap Equity Index Fund
Actual	1,000.00	1,070.02	0.28%	1.44
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28%	1.40

Small Cap Equity Index Fund
Actual	1,000.00	1,029.31	0.48%	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48%	2.41

International Equity Index Fund
Actual	1,000.00	1,047.83	0.64%	3.25
Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.64%	3.21

Stock and Bond Balanced Fund[3]
Actual	1,000.00	1,053.11	0.40%	2.04
Hypothetical (5% return before expenses)	1,000.00	1,022.81	0.40%	2.01

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Period January 1, 2014 to June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[2]
Bond Fund
Actual	1,000.00	1,027.75	0.58%	2.92
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58%	2.91

Money Market Fund
Actual	1,000.00	1,000.00	0.07%	0.35
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07%	0.35

1	This expense example reflects only the underlying Fund fees. As an owner of an interest in an Account, you do not directly own shares of an underlying Fund. Instead, you allocate premiums to a subaccount of the Account and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in an Account also is subject to contract level fees and expenses that are not included in this expense example.

2	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3	Expenses for the Stock and Bond Balanced Fund equal 60% of the Large Cap Equity Index Fund expenses plus 40% of the Bond Fund expenses. The Stock and Bond Balanced Fund targets a 60%/40% investment ratio between the Large Cap Equity Index Fund and the Bond Fund. This ratio may vary slightly from 60%/ 40% throughout the year.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“Variable Product Trust”) held on June 13, 2014, all of the Trustees present, including those Trustees present who were not interested persons of Variable Product Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Variable Product Trust (the “Advisory Agreement”), on behalf of its nine separate series (each a “Fund,” and together the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust, and BlackRock Fund Advisors (“BlackRock”) with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund, (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Westwood Management Corp. (“Westwood”) with respect to the Large Cap Equity Fund, (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the International Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the Small/Mid Cap Equity Fund and the Large Cap Equity Fund, and (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Rainier Investment Management, LLC (“Rainier”) with respect to the Small/Mid Cap Equity Fund. Together BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier will be referred to as the “Sub-Advisers,” and together, the investment sub-advisory agreements between SFIMC, Variable Product Trust and each Sub-Adviser will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired Sub-Advisers for six of the Funds. Each Sub-Adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The six sub-advised Funds and their Sub-Advisers are listed below:

Fund	Sub-Adviser(s)
Large Cap Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Marsico and Northern Cross
Large Cap Equity Index Fund	BlackRock
Small Cap Equity Index Fund	BlackRock
International Equity Index Fund	BlackRock

Prior to the June 13, 2014 meeting, independent legal counsel to the Independent Trustees sent each Sub-Adviser and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 13th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Variable Product Trust and its Independent Trustees regarding the Board member’s responsibilities (and in particular, the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Variable Product Trust also reviewed contract review materials at meetings held on March 14, 2014 and May 27, 2014, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered the various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the Advisory and Sub-Advisory Agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods (e.g., the one-, three-, five- and ten-year periods, as applicable to a Fund) as compared to the performance of one or more benchmark indexes, including returns for the appropriate Morningstar Category Average composite, which includes all mutual funds within that category as assigned by Morningstar, Inc., without any modifications.

The Board considered that the performance of the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, and concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Large Cap Equity Fund, the Small/Mid Cap Equity Fund and the International Equity Fund, including as compared to the applicable Morningstar Category Average composite and benchmarks. SFIMC management explained to the Board that the 3-year performance of these three Funds was strong and had improved compared to the 5-year performance of these Funds. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Bond Fund. The performance of the Bond Fund lagged the Morningstar Category Average composite over the three- and five-year time frames. The Board considered SFIMC’s explanation that this underperformance may have resulted from the market environment where higher-risk, lower credit-quality bonds outperformed relative to the lower-risk, higher credit-quality bonds. After extensive discussion of this and other performance information, including the Fund’s outperforming its benchmark for the five-year time period, the Board concluded that the investment performance of the Bond Fund over the periods reviewed was acceptable.

The Board reviewed the performance of the Stock and Bond Balanced Fund. The Strategic Insight Report indicated that the overall recent performance of this Fund was competitive with its benchmarks. The Board reviewed the performance of the Money Market Fund, and noted that its performance was competitive with its benchmark and with the narrow performance range of peers within its Morningstar Category Average composite. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these two Funds over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies and asset size. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC has continued waiving fees it is entitled to receive from that Fund. SFIMC management also previously had explained the extent of the services provided by the State Farm Life Insurance Companies to the Funds. The State Farm Life Insurance Companies sponsor the separate accounts to which the Funds are sold. The Board also took note that SFIMC did not manage any institutional clients, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board concluded that the advisory and sub-advisory fees which directly or indirectly are part of each Fund’s fee structure and expense ratio were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the reduced sub-advisory fees that apply when a Fund’s assets increase, an arrangement commonly known as including “breakpoints” in the fee schedule. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Variable Product Trust. Finally, the Board considered the view of Variable Product Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Economies of scale for the benefit of Fund shareholders can occur when there are reductions in the levels of the investment advisory fee payable by a Fund as the Fund increases in size (such as including breakpoints in the advisory fee schedule) or when a Fund’s fixed costs are spread over a larger asset base. Economies of scale for the benefit of Fund shareholders result in a decrease in a Fund’s expenses per unit, such as per dollar invested. Because SFIMC’s investment advisory fees charged to the Funds within Variable Product Trust currently do not include breakpoints and because SFIMC management currently does not anticipate a significant increase in the amount of assets of any Fund, economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s consideration of whether to approve continuation of the Advisory Agreement or the Sub-Advisory Agreements. SFIMC management does not anticipate significant increases in the Funds’ assets because State Farm currently is not selling new variable insurance policies, the separate accounts of which invest in the Funds. Any potential future growth of Fund assets could result from market appreciation of the Funds’ assets, existing State Farm variable insurance policyholders’ making additional or new contributions into those policies and/or State Farm beginning to market new variable insurance policies that utilize the Funds as underlying investment options.

The Board next discussed whether SFIMC or a Sub-Adviser derives any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to Variable Product Trust (other than potential reputational benefits), particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations, their evaluation of the information provided by SFIMC and the Sub-Advisers and their considerations of the material factors described above, the Board, including all of the Independent Trustees present at the Board meeting voting separately thereof, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2015, and

•	Continuation of each Sub-Advisory Agreement through June 30, 2015.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.99%)
Consumer Discretionary (16.57%)
Advance Auto Parts Inc.	4,765	$642,894
AMC Networks Inc. Class A (a)	7,100	436,579
Best Buy Co. Inc.	7,900	244,979
Chipotle Mexican Grill Inc. (a)	500	296,255
Comcast Corp. Class A	17,400	934,032
Delphi Automotive PLC	6,700	460,558
DIRECTV (a)	3,900	331,539
Ford Motor Co.	17,900	308,596
Fossil Group Inc. (a)	2,100	219,492
GAP Inc., The	5,900	245,263
Goodyear Tire & Rubber Co., The	23,900	663,942
Hanesbrands Inc.	3,600	354,384
Home Depot Inc., The	6,800	550,528
Lear Corp.	3,500	312,620
Macy’s Inc.	5,400	313,308
Polaris Industries Inc.	2,400	312,576
Starbucks Corp.	3,400	263,092
Target Corp.	14,200	822,890
Time Warner Inc.	11,900	835,975
Twenty-First Century Fox Inc. Class A	9,300	326,895
Under Armour Inc. Class A (a)	5,800	345,042
Viacom Inc. Class B	6,200	537,726

		9,759,165

Consumer Staples (7.32%)
Colgate-Palmolive Co.	8,200	559,076
Constellation Brands Inc. Class A (a)	3,700	326,081
Costco Wholesale Corp.	2,500	287,900
General Mills Inc.	7,700	404,558
Herbalife Ltd.	3,900	251,706
Hershey Co., The	2,800	272,636
Keurig Green Mountain Inc.	2,600	323,986
Kroger Co., The	6,500	321,295
McCormick & Company Inc.	7,600	544,084
Nu Skin Enterprises Inc. Class A	2,300	170,108
PepsiCo Inc.	9,500	848,730

		4,310,160

Energy (7.51%)
Baker Hughes Inc.	4,100	305,245
Chevron Corp.	4,200	548,310
EOG Resources Inc.	5,400	631,044
EQT Corp.	2,900	310,010
Exxon Mobil Corp.	5,700	573,876
Marathon Petroleum Corp.	3,300	257,631
Noble Energy Inc.	4,100	317,586
Occidental Petroleum Corp.	5,600	574,728
ONEOK Inc.	4,700	319,976
Southwestern Energy Co. (a)	6,500	295,685
Valero Energy Corp.	5,800	290,580

		4,424,671

Financials (12.18%)
American International Group Inc.	10,700	584,006

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Arch Capital Group Ltd. (a)	4,900	$281,456
Bank of America Corp.	47,300	727,001
Capital One Financial Corp.	11,700	966,420
CIT Group Inc.	9,600	439,296
Discover Financial Services	7,000	433,860
Hartford Financial Services Group Inc., The	15,300	547,893
Invesco Ltd.	15,000	566,250
JPMorgan Chase & Co.	14,500	835,490
McGraw Hill Financial Inc.	3,900	323,817
MetLife Inc.	5,500	305,580
Prudential Financial Inc.	2,900	257,433
Wells Fargo & Co.	17,200	904,032

		7,172,534

Health Care (11.61%)
Abbott Laboratories	13,500	552,150
Actavis PLC (a)	1,500	334,575
Becton, Dickinson and Co.	4,700	556,010
Cigna Corp.	6,500	597,805
Cooper Companies Inc., The	2,200	298,166
Eli Lilly and Co.	5,500	341,935
Express Scripts Holding Co. (a)	7,400	513,042
GlaxoSmithKline PLC Sponsored ADR	10,100	540,148
Illumina Inc. (a)	2,900	517,766
Incyte Corp. (a)	6,100	344,284
Jazz Pharmaceuticals PLC (a)	2,200	323,422
Johnson & Johnson	11,000	1,150,820
Regeneron Pharmaceuticals Inc. (a)	1,800	508,446
Waters Corp. (a)	2,500	261,100

		6,839,669

Industrials (15.72%)
Avis Budget Group Inc. (a)	5,300	316,357
Boeing Co., The	2,500	318,075
Cintas Corp.	5,100	324,054
Danaher Corp.	3,800	299,174
Delta Air Lines Inc.	14,700	569,184
FedEx Corp.	2,800	423,864
General Electric Co.	19,000	499,320
Honeywell International Inc.	11,900	1,106,105
Lockheed Martin Corp.	1,900	305,387
MSC Industrial Direct Co. Inc. Class A	5,900	564,276
Northrop Grumman Corp.	2,500	299,075
Snap-on Inc.	2,700	320,004
Southwest Airlines Co.	16,100	432,446
Union Pacific Corp.	10,200	1,017,450
United Continental Holdings Inc. (a)	13,100	538,017
United Rentals Inc. (a)	3,700	387,501
United Technologies Corp.	7,000	808,150
W.W. Grainger Inc.	900	228,843
WESCO International Inc. (a)	5,800	501,004

		9,258,286

12	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (19.14%)
Accenture PLC Class A	6,500	$525,460
Amdocs Ltd.	17,900	829,307
Amphenol Corp. Class A	2,900	279,386
Apple Inc.	16,800	1,561,224
Automatic Data Processing Inc.	3,500	277,480
Cognizant Technology Solutions Corp. Class A (a)	6,200	303,242
Electronic Arts Inc. (a)	10,600	380,222
Fiserv Inc. (a)	5,200	313,664
Google Inc. Class A (a)	250	146,168
Google Inc. Class C (a)	250	143,820
Harris Corp.	4,000	303,000
Hewlett-Packard Co.	9,900	333,432
IAC/InterActiveCorp	4,700	325,381
International Business Machines Corp.	1,900	344,413
Intuit Inc.	4,000	322,120
LinkedIn Corp. Class A (a)	1,700	291,499
MasterCard Inc. Class A	4,000	293,880
Microchip Technology Inc.	6,500	317,265
Micron Technology Inc. (a)	9,900	326,205
Microsoft Corp.	9,300	387,810
Oracle Corp.	7,300	295,869
Paychex Inc.	6,900	286,764
QUALCOMM Inc.	11,100	879,120
Seagate Technology PLC	5,800	329,556
Skyworks Solutions Inc.	18,900	887,544
Visa Inc. Class A	1,400	294,994
Western Digital Corp.	3,200	295,360

		11,274,185

Materials (4.04%)
CF Industries Holdings Inc.	1,000	240,530
Dow Chemical Co., The	6,100	313,906
LyondellBasell Industries NV Class A	3,100	302,715
Packaging Corporation of America	4,200	300,258
Praxair Inc.	2,400	318,816
Rock-Tenn Co. Class A	2,800	295,652
Sealed Air Corp.	8,800	300,696
Sherwin-Williams Co., The	1,500	310,365

		2,382,938

Telecommunication Services (3.38%)
AT&T Inc.	15,700	555,152
Level 3 Communications Inc. (a)	13,500	592,785
Verizon Communications Inc.	17,300	846,489

		1,994,426

Utilities (1.52%)
Exelon Corp.	8,000	291,840
NextEra Energy Inc.	5,900	604,632

		896,472

Total Common Stocks
(cost $45,855,788)		58,312,506

	Shares	Value
Short-term Investments (1.00%)
JPMorgan U.S. Government Money Market Fund	586,645	$586,645

Total Short-term Investments
(cost $586,645)		586,645

TOTAL INVESTMENTS (99.99%)
(cost $46,442,433)		58,899,151
OTHER ASSETS, NET OF LIABILITIES (0.01%)		7,507

NET ASSETS (100.00%)		$58,906,658

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (99.43%)
Consumer Discretionary (10.19%)
BorgWarner Inc.	6,940	$452,419
Brown Shoe Company Inc.	14,300	409,123
Cumulus Media Inc. Class A (a)	54,100	356,519
Dillard’s Inc. Class A	1,020	118,942
Foot Locker Inc.	8,080	409,818
Harman International Industries Inc.	5,270	566,156
hhgregg Inc. (a)	17,100	173,907
HomeAway Inc. (a)	5,010	174,448
Johnson Controls Inc.	2,490	124,326
Kate Spade & Co. (a)	3,170	120,904
Lennar Corp. Class A	8,830	370,683
Lions Gate Entertainment Corp.	9,940	284,085
Live Nation Entertainment Inc. (a)	10,710	264,430
LKQ Corp. (a)	12,790	341,365
Marriott International Inc. Class A	4,240	271,784
Mohawk Industries Inc. (a)	4,210	582,411
Outerwall Inc. (a)	5,300	314,555
PVH Corp.	1,130	131,758
Red Robin Gourmet Burgers Inc. (a)	4,000	284,800
Restoration Hardware Holdings Inc. (a)	1,600	148,880
Tractor Supply Co.	3,970	239,788
TripAdvisor Inc. (a)	1,870	203,194
Wynn Resorts Ltd.	900	186,804

		6,531,099

Consumer Staples (5.96%)
Andersons Inc., The	7,050	363,639
Chiquita Brands International Inc. (a)	24,400	264,740
Church & Dwight Co. Inc.	4,830	337,858
Fresh Del Monte Produce Inc.	8,800	269,720
Hain Celestial Group Inc., The (a)	3,450	306,153
Harbinger Group Inc. (a)	28,800	365,760
Kroger Co., The	8,490	419,661
Monster Beverage Corp. (a)	5,870	416,946
Nu Skin Enterprises Inc. Class A	1,950	144,222
Pinnacle Foods Inc.	2,870	94,423
SpartanNash Co.	12,100	254,221
Tyson Foods Inc. Class A	9,370	351,750
Weis Markets Inc.	5,000	228,650

		3,817,743

Energy (10.78%)
Alon USA Energy Inc.	20,100	250,045
Cloud Peak Energy Inc. (a)	12,100	222,882
Devon Energy Corp.	6,400	508,160
Energy XXI (Bermuda) Ltd.	12,400	293,012
Green Plains Inc.	19,200	631,104
Halcon Resources Corp. (a)	32,580	237,508
Matrix Service Co. (a)	10,300	337,737
Nabors Industries Ltd.	11,200	328,944
Oasis Petroleum Inc. (a)	12,780	714,274
Pioneer Energy Services Corp. (a)	36,400	638,456
Quicksilver Resources Inc. (a)	120,400	321,468
Renewable Energy Group Inc. (a)	30,600	350,982
REX American Resources Corp. (a)	5,900	432,529
SM Energy Co.	6,700	563,470

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Stone Energy Corp. (a)	11,400	$533,406
Superior Energy Services Inc.	6,880	248,643
W&T Offshore Inc.	18,100	296,297

		6,908,917

Financials (25.27%)
Affiliated Managers Group Inc. (a)	2,380	488,852
Ameriprise Financial Inc.	1,650	198,000
Berkshire Hills Bancorp Inc.	11,500	267,030
Calamos Asset Management Inc. Class A	21,300	285,207
Capitol Federal Financial Inc.	25,400	308,864
Cash America International Inc.	9,600	426,528
Cathay General Bancorp	13,100	334,836
CBRE Group Inc. Class A (a)	7,260	232,610
CNO Financial Group Inc.	20,500	364,900
Community Bank System Inc.	9,300	336,660
Corporate Office Properties Trust	18,400	511,704
CubeSmart	13,490	247,137
Discover Financial Services	2,110	130,778
East West Bancorp Inc.	9,950	348,150
EPR Properties	5,900	329,633
EverBank Financial Corp.	19,100	385,056
FBL Financial Group Inc. Class A	7,400	340,400
First American Financial Corp.	11,300	314,027
First Interstate BancSystem Inc.	9,400	255,492
Flagstar Bancorp Inc. (a)	18,500	334,850
Home Loan Servicing Solutions Ltd.	15,500	352,315
Horace Mann Educators Corp.	10,600	331,462
International Bancshares Corp.	12,000	324,000
Jones Lang LaSalle Inc.	2,570	324,822
Lazard Ltd. Class A	8,450	435,682
Maiden Holdings Ltd.	28,700	346,983
Nelnet Inc. Class A	7,600	314,868
Northwest Bancshares Inc.	23,300	316,181
Ocwen Financial Corp. (a)	8,550	317,205
OFG Bancorp	15,400	283,514
OneBeacon Insurance Group Ltd. Class A	20,200	313,908
PacWest Bancorp	7,900	341,043
PHH Corp. (a)	14,800	340,104
Pinnacle Financial Partners Inc.	9,400	371,112
Platinum Underwriters Holdings Ltd.	5,600	363,160
PrivateBancorp Inc.	19,260	559,696
Raymond James Financial Inc.	6,360	322,643
RLI Corp.	6,000	274,680
Signature Bank (a)	3,510	442,892
Strategic Hotels & Resorts Inc. (a)	14,310	167,570
SunTrust Banks Inc.	7,040	282,022
SVB Financial Group (a)	790	92,130
Symetra Financial Corp.	16,200	368,388
UMB Financial Corp.	4,900	310,611
United Bankshares Inc.	10,400	336,232
United Community Banks Inc.	19,100	312,667
United Financial Bancorp Inc.	9,000	121,950
Webster Financial Corp.	10,000	315,400

14	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Westamerica Bancorporation	5,800	$303,224
Whitestone REIT	9,200	137,172
Wintrust Financial Corp.	7,200	331,200

		16,195,550

Health Care (10.23%)
Addus HomeCare Corp. (a)	12,400	278,752
Alkermes PLC (a)	6,340	319,092
Alliance HealthCare Services Inc. (a)	10,600	286,200
Cooper Companies Inc., The	3,240	439,117
Envision Healthcare Holdings (a)	8,280	297,335
Greatbatch Inc. (a)	6,900	338,514
Illumina Inc. (a)	650	116,051
Incyte Corp. (a)	5,700	321,708
Jazz Pharmaceuticals PLC (a)	1,670	245,507
Kindred Healthcare Inc.	24,500	565,950
Magellan Health Inc. (a)	5,200	323,648
Medivation Inc. (a)	4,060	312,945
PDL BioPharma Inc.	30,900	299,112
Perrigo Co. PLC	3,700	539,312
Salix Pharmaceuticals Ltd. (a)	2,630	324,410
Select Medical Holdings Corp.	33,900	528,840
Shire PLC ADR	2,110	496,884
Universal Health Services Inc. Class B	3,910	374,422
Zoetis Inc.	4,720	152,314

		6,560,113

Industrials (14.42%)
AAR Corp.	12,200	336,232
Acco Brands Corp. (a)	48,900	313,449
Air Lease Corp.	3,790	146,218
AMERCO	2,300	668,748
B/E Aerospace Inc. (a)	7,450	689,050
Cummins Inc.	1,880	290,065
Curtiss-Wright Corp.	4,800	314,688
Engility Holdings Inc. (a)	8,100	309,906
Fortune Brands Home & Security Inc.	13,900	555,027
Hawaiian Holdings Inc. (a)	38,100	522,351
Hexcel Corp. (a)	2,670	109,203
Ingersoll-Rand PLC	3,240	202,532
ITT Corp.	8,880	427,128
Kirby Corp. (a)	3,590	420,533
Lydall Inc. (a)	11,600	317,492
Manitowoc Company Inc., The	11,880	390,377
Quanta Services Inc. (a)	12,950	447,811
Republic Airways Holdings Inc. (a)	33,100	358,804
Rockwell Automation Inc.	2,690	336,680
Southwest Airlines Co.	6,980	187,483
Titan International Inc.	18,500	311,170
United Rentals Inc. (a)	7,200	754,056
WABCO Holdings Inc. (a)	2,880	307,642
Wabtec Corp.	2,520	208,127

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Werner Enterprises Inc.	12,100	$320,771

		9,245,543

Information Technology (15.94%)
Amkor Technology Inc. (a)	53,500	598,130
Amphenol Corp. Class A	2,920	281,313
Avago Technologies Ltd.	5,100	367,557
Cadence Design Systems Inc. (a)	22,290	389,852
Concur Technologies Inc. (a)	2,470	230,550
CoStar Group Inc. (a)	930	147,098
EarthLink Holdings Corp.	45,200	168,144
Euronet Worldwide Inc. (a)	5,230	252,295
FleetCor Technologies Inc. (a)	2,330	307,094
Fortinet Inc. (a)	10,190	256,075
Gartner Inc. (a)	3,060	215,791
Insight Enterprises Inc. (a)	14,700	451,878
Lam Research Corp.	3,590	242,612
Mentor Graphics Corp.	13,900	299,823
Microchip Technology Inc.	1,850	90,298
NetSuite Inc. (a)	3,090	268,459
NXP Semiconductors NV (a)	9,750	645,255
Palo Alto Networks Inc. (a)	3,510	294,314
Sanmina Corp. (a)	20,400	464,712
ScanSource Inc. (a)	8,300	316,064
ShoreTel Inc. (a)	38,700	252,324
SunPower Corp. (a)	5,720	234,406
Sykes Enterprises Inc. (a)	16,400	356,372
Synaptics Inc. (a)	5,070	459,545
Take-Two Interactive Software Inc. (a)	15,400	342,496
Trimble Navigation Ltd. (a)	13,350	493,282
TTM Technologies Inc. (a)	37,800	309,960
Twitter Inc. (a)	7,290	298,671
Ultra Clean Holdings Inc. (a)	29,800	269,690
Unisys Corp. (a)	14,100	348,834
Vantiv Inc. Class A (a)	7,400	248,788
Yelp Inc. (a)	4,110	315,155

		10,216,837

Materials (3.14%)
Clearwater Paper Corp. (a)	5,100	314,773
Eagle Materials Inc.	5,080	478,942
Ecolab Inc.	2,510	279,463
Kaiser Aluminum Corp.	5,000	364,350
Packaging Corporation of America	2,620	187,304
Sensient Technologies Corp.	7,000	390,040

		2,014,872

Telecommunication Services (0.89%)
Cincinnati Bell Inc. (a)	82,100	322,653
FairPoint Communications Inc. (a)	17,700	247,269

		569,922

See accompanying notes to financial statements.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (2.61%)
American Water Works Company Inc.	10,110	$499,940
Avista Corp.	11,000	368,720
Black Hills Corp.	4,500	276,255
CMS Energy Corp.	6,110	190,326
New Jersey Resources Corp.	5,900	337,244

		1,672,485

Total Common Stocks
(cost $53,938,405)		63,733,081

Short-term Investments (0.66%)
JPMorgan U.S. Government Money Market Fund	425,026	425,026

Total Short-term Investments
(cost $425,026)		425,026

TOTAL INVESTMENTS (100.09%)
(cost $54,363,431)		64,158,107
LIABILITIES, NET OF OTHER ASSETS (-0.09%)		(57,960)

NET ASSETS (100.00%)		$64,100,147

(a)	Non-income producing security.

ADR - American Depositary Receipt

16	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (96.09%)
Austria (0.54%)
Erste Group Bank AG	7,958	$257,385

Belgium (1.29%)
Anheuser-Busch InBev NV	5,412	621,754

Canada (4.98%)
Barrick Gold Corp.	5,347	97,850
Canadian Pacific Railway Ltd.	6,281	1,137,885
Dollarama Inc.	6,334	521,477
Novadaq Technologies Inc. (a)	29,812	491,302
Potash Corporation of Saskatchewan Inc.	3,710	140,832

		2,389,346

China (1.35%)
Baidu Inc. Sponsored ADR (a)	3,482	650,472

Denmark (2.23%)
Novo Nordisk A/S Class B	23,236	1,069,440

France (13.53%)
Accor SA	4,290	223,165
Air Liquide SA	1,247	168,361
AXA SA	25,017	597,935
Compagnie de Saint-Gobain	4,851	273,703
Danone	4,680	347,588
Essilor International SA	3,995	423,679
JC Decaux SA	6,016	224,478
Legrand SA	4,389	268,551
L’Oreal SA	1,988	342,585
LVMH Moet Hennessy Louis Vuitton SA	1,233	237,719
Pernod Ricard SA	3,699	444,204
Safran SA	11,139	729,305
Schneider Electric SE (Paris)	12,703	1,195,853
Unibail-Rodamco SE	1,271	369,744
Zodiac Aerospace	19,232	650,986

		6,497,856

Germany (9.63%)
Adidas AG	6,892	698,071
Allianz SE Reg.	2,721	453,438
Bayerische Motoren Werke (BMW) AG	3,686	467,475
Continental AG	1,597	369,893
Daimler AG Registered Shares	3,609	338,019
Fresenius Medical Care AG & Co. KGaA	2,190	147,210
Fresenius SE & Co. KGaA	1,332	198,624
Infineon Technologies AG	30,344	379,310
Linde AG	2,296	488,250
SAP AG	7,130	550,639
Wirecard AG	12,414	535,963

		4,626,892

Hong Kong (2.97%)
Anton Oilfield Services Group	302,000	205,739

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Cheung Kong Holdings Ltd.	20,000	$354,562
Hang Lung Properties Ltd.	25,000	77,094
Sands China Ltd.	104,000	788,346

		1,425,741

India (0.72%)
Tata Motors Ltd. Sponsored ADR	8,887	347,126

Ireland (1.41%)
Covidien PLC	7,532	679,236

Italy (2.50%)
Azimut Holding SpA	14,188	365,628
Intesa Sanpaolo	90,490	279,536
Luxottica Group SpA	6,784	392,660
Pirelli & C. SpA	10,123	162,456

		1,200,280

Japan (7.11%)
Dentsu Inc.	5,400	219,881
Fanuc Corp.	3,000	517,349
Japan Tobacco Inc.	13,200	481,196
Keyence Corp.	900	392,631
Komatsu Ltd.	5,700	132,337
LIXIL Group Corp.	2,600	70,168
Rakuten Inc.	27,800	359,214
SMC Corp.	1,100	294,368
START TODAY Co. Ltd.	19,000	499,452
Tokio Marine Holdings Inc.	5,400	177,610
Toyota Motor Corp.	4,500	270,253

		3,414,459

Malaysia (0.63%)
Genting Berhad	91,000	283,117
Genting BHD Warrants (a)	21,382	19,112

		302,229

Mexico (1.71%)
Alsea SAB de CV (a)	142,710	513,155
Cemex SAB de CV Sponsored ADR (a)	23,223	307,240

		820,395

Netherlands (4.59%)
ASML Holding NV	11,270	1,049,531
Heineken NV	5,055	362,911
Royal Dutch Shell PLC Class A	9,494	393,124
Yandex NV Class A (a)	11,128	396,602

		2,202,168

Singapore (0.69%)
United Overseas Bank Ltd.	18,434	332,933

South Africa (1.22%)
Naspers Ltd. N Shares	4,981	586,386

See accompanying notes to financial statements.	17

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (2.33%)
Banco Bilbao Vizcaya Argentaria SA	55,812	$711,425
Banco Santander SA	38,809	405,465

		1,116,890

Sweden (2.43%)
Atlas Copco AB Class A	15,300	442,177
Investor AB B Shares	7,400	277,658
Sandvik AB	14,923	203,915
Volvo AB B Shares	17,503	241,134

		1,164,884

Switzerland (10.96%)
ABB Ltd. Reg.	15,286	351,985
Compagnie Financiere Richemont SA Reg.	13,930	1,461,645
Holcim Ltd. Reg.	3,841	337,625
Nestle SA Reg.	6,953	538,645
Novartis AG Reg.	5,005	453,204
Roche Holding AG	4,391	1,309,674
Swatch Group AG, The	211	127,414
Syngenta AG Reg.	911	339,314
UBS AG Reg.	18,661	342,371

		5,261,877

Taiwan (0.52%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	11,647	249,131

United Kingdom (14.63%)
Anglo American PLC	9,137	223,610
ARM Holdings PLC	46,610	702,759
BG Group PLC	20,983	443,492
CRH PLC	4,566	117,292
Diageo PLC	17,268	551,449
Domino’s Pizza Group PLC	78,865	707,240
Glencore PLC	51,978	289,593
Hargreaves Lansdown PLC	17,317	366,898
Liberty Global PLC Series C (a)	25,098	1,061,896
Lloyds Banking Group PLC (a)	424,067	538,868
Merlin Entertainments PLC (a)	45,539	279,165
Pearson PLC	13,253	261,741
Reckitt Benckiser Group PLC	3,378	294,837
Rightmove PLC	6,197	227,383
Rolls-Royce Holdings PLC	32,536	595,242
Rolls-Royce Holdings PLC C Shares - Entitlement Shares (a) (b)	4,359,824	7,461
St. James’s Place PLC	27,460	358,102

		7,027,028

United States (8.12%)
Freeport-McMoRan Copper &
Gold Inc.	12,304	449,096
Gilead Sciences Inc. (a)	12,387	1,027,006
MasterCard Inc. Class A	9,245	679,230
Priceline Group Inc., The (a)	789	949,167

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Schlumberger Ltd.	6,722	$792,860

		3,897,359

Total Common Stocks
(cost $37,716,140)		46,141,267

Preferred Stocks (0.68%)
Brazil (0.68%)
Banco Bradesco SA Pfd.	11,274	163,536
Itau Unibanco Holding SA Pfd. ADR	11,319	162,767

		326,303

Total Preferred Stocks
(cost $322,090)		326,303

Short-term Investments (3.27%)
State Street Institutional U.S. Government Money Market Fund	1,571,035	1,571,035

Total Short-term Investments
(cost $1,571,035)		1,571,035

TOTAL INVESTMENTS (100.04%)
(cost $39,609,265)		48,038,605
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.04%)		(20,957)

NET ASSETS (100.00%)		$48,017,648

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

ADR - American Depositary Receipt

18	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$16,126,623	33.57
United States Dollar	10,052,848	20.93
British Pound	5,965,132	12.42
Swiss Franc	5,261,877	10.95
Japanese Yen	3,414,459	7.11
Canadian Dollar	1,659,362	3.45
Hong Kong Dollar	1,425,741	2.97
Swedish Krona	1,164,884	2.42
Danish Krone	1,069,440	2.23
South African Rand	586,386	1.22
Mexican Peso	513,155	1.07
Singapore Dollar	332,933	0.69
Malaysian Ringgit	302,229	0.63
Brazilian Real	163,536	0.34

Total Investments	$48,038,605	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$12,597,106	26.24
Industrials	7,112,419	14.81
Financials	6,592,955	13.73
Health Care	5,799,375	12.08
Information Technology	5,586,268	11.63
Consumer Staples	3,985,169	8.30
Materials	2,959,063	6.16
Energy	1,835,215	3.82

Total Stocks	46,467,570	96.77
Short-term Investments	1,571,035	3.27
Liabilities, Net of Cash and Other Assets	(20,957)	(0.04)

Net Assets	$48,017,648	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
British Pound	UBS AG	07/01/2014	496	$(844)	$5	$—
British Pound	UBS AG	07/01/2014	2,383	(4,055)	23	—
Euro	Credit Suisse London Branch (GFX)	07/03/2014	7,800	(10,676)	4	—
Hong Kong Dollar	State Street Bank and Trust Company	07/02/2014	(79,464)	10,253	—	(1)
Japanese Yen	State Street Bank and Trust Company	07/01/2014	(314,673)	3,097	—	(8)
Japanese Yen	State Street Bank and Trust Company	07/01/2014	(265,487)	2,617	—	(4)

Total					$32	$(13)

See accompanying notes to financial statements.	19

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.58%)
Consumer Discretionary (11.67%)
Amazon.com Inc. (a)	13,121	$4,261,441
AutoNation Inc. (a)	2,243	133,862
AutoZone Inc. (a)	1,169	626,865
Bed Bath & Beyond Inc. (a)	7,180	411,988
Best Buy Co. Inc.	9,698	300,735
BorgWarner Inc.	8,052	524,910
Cablevision Systems Corp. Class A	7,679	135,534
CarMax Inc. (a)	7,735	402,297
Carnival Corp.	15,466	582,295
CBS Corp. Class B	18,603	1,155,990
Chipotle Mexican Grill Inc. (a)	1,095	648,798
Coach Inc.	9,631	329,284
Comcast Corp. Class A	91,521	4,912,847
Darden Restaurants Inc.	4,644	214,878
Delphi Automotive PLC	9,713	667,672
DIRECTV (a)	16,493	1,402,070
Discovery Communications Inc. Class A (a)	7,674	570,025
Dollar General Corp. (a)	10,676	612,375
Dollar Tree Inc. (a)	7,295	397,286
DR Horton Inc.	10,090	248,012
Expedia Inc.	3,586	282,433
Family Dollar Stores Inc.	3,351	221,635
Ford Motor Co.	139,201	2,399,825
Fossil Group Inc. (a)	1,667	174,235
GameStop Corp. Class A	4,012	162,366
Gannett Co. Inc.	7,929	248,257
GAP Inc., The	9,150	380,366
Garmin Ltd.	4,292	261,383
General Motors Co.	46,293	1,680,436
Genuine Parts Co.	5,389	473,154
Goodyear Tire & Rubber Co., The	9,715	269,883
Graham Holdings Co. Class B	154	110,589
H&R Block Inc.	9,610	322,127
Harley-Davidson Inc.	7,713	538,753
Harman International Industries Inc.	2,408	258,691
Hasbro Inc.	4,087	216,815
Home Depot Inc., The	48,160	3,899,034
Interpublic Group of Companies Inc., The	14,866	290,036
Johnson Controls Inc.	23,379	1,167,313
Kohl’s Corp.	6,857	361,227
L Brands Inc.	8,632	506,353
Leggett & Platt Inc.	4,834	165,710
Lennar Corp. Class A	6,154	258,345
Lowe’s Companies Inc.	35,106	1,684,737
Macy’s Inc.	12,686	736,042
Marriott International Inc. Class A	7,751	496,839
Mattel Inc.	11,931	464,951
McDonald’s Corp.	34,795	3,505,248
Michael Kors Holdings Ltd. (a)	6,333	561,420
Mohawk Industries Inc. (a)	2,139	295,909
Netflix Inc. (a)	2,110	929,666
Newell Rubbermaid Inc.	9,778	303,020
News Corp. Class A (a)	17,459	313,214
NIKE Inc. Class B	25,965	2,013,586
Nordstrom Inc.	4,947	336,050

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	9,107	$648,601
O’Reilly Automotive Inc. (a)	3,728	561,437
PetSmart Inc.	3,490	208,702
Priceline Group Inc., The (a)	1,846	2,220,738
PulteGroup Inc.	11,927	240,448
PVH Corp.	2,896	337,674
Ralph Lauren Corp.	2,073	333,110
Ross Stores Inc.	7,473	494,189
Scripps Networks Interactive Class A	3,772	306,060
Staples Inc.	22,741	246,512
Starbucks Corp.	26,490	2,049,796
Starwood Hotels & Resorts Worldwide Inc.	6,777	547,717
Target Corp.	22,300	1,292,285
Tiffany & Co.	3,906	391,576
Time Warner Cable Inc.	9,808	1,444,718
Time Warner Inc.	31,051	2,181,333
TJX Companies Inc., The	24,651	1,310,201
Tractor Supply Co.	4,893	295,537
TripAdvisor Inc. (a)	3,928	426,816
Twenty-First Century Fox Inc. Class A	67,399	2,369,075
Under Armour Inc. Class A (a)	5,705	339,390
Urban Outfitters Inc. (a)	3,584	121,354
VF Corp.	12,117	763,371
Viacom Inc. Class B	13,768	1,194,099
Walt Disney Co., The	56,698	4,861,287
Whirlpool Corp.	2,744	382,020
Wyndham Worldwide Corp.	4,493	340,210
Wynn Resorts Ltd.	2,859	593,414
Yum! Brands Inc.	15,523	1,260,468

		72,590,950

Consumer Staples (9.37%)
Altria Group Inc.	69,934	2,933,032
Archer-Daniels-Midland Co.	23,074	1,017,794
Avon Products Inc.	15,403	225,038
Brown-Forman Corp. Class B	5,725	539,123
Campbell Soup Co.	6,255	286,542
Clorox Co., The	4,509	412,123
Coca-Cola Co., The	133,063	5,636,549
Coca-Cola Enterprises Inc.	8,228	393,134
Colgate-Palmolive Co.	30,594	2,085,899
ConAgra Foods Inc.	14,859	441,015
Constellation Brands Inc. Class A (a)	5,941	523,580
Costco Wholesale Corp.	15,445	1,778,646
CVS Caremark Corp.	41,159	3,102,154
Dr. Pepper Snapple Group Inc.	6,916	405,139
Estee Lauder Companies Inc. Class A, The	8,892	660,320
General Mills Inc.	21,630	1,136,440
Hershey Co., The	5,256	511,777
Hormel Foods Corp.	4,706	232,241
J.M. Smucker Co., The	3,635	387,382
Kellogg Co.	9,001	591,366
Keurig Green Mountain Inc.	4,467	556,633
Kimberly-Clark Corp.	13,259	1,474,666

20	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kraft Foods Group Inc.	20,967	$1,256,972
Kroger Co., The	17,935	886,527
Lorillard Inc.	12,762	778,099
McCormick & Company Inc.	4,598	329,171
Mead Johnson Nutrition Co. Class A	7,114	662,811
Molson Coors Brewing Co. Class B	5,603	415,518
Mondelez International Inc. Class A	59,502	2,237,870
Monster Beverage Corp. (a)	4,739	336,611
PepsiCo Inc.	53,352	4,766,468
Philip Morris International Inc.	55,369	4,668,160
Procter & Gamble Co., The	95,258	7,486,326
Reynolds American Inc.	10,983	662,824
Safeway Inc.	8,075	277,296
Sysco Corp.	20,612	771,919
Tyson Foods Inc. Class A	9,688	363,688
Walgreen Co.	30,907	2,291,136
Wal-Mart Stores Inc.	56,750	4,260,222
Whole Foods Market Inc.	12,936	499,718

		58,281,929

Energy (10.70%)
Anadarko Petroleum Corp.	17,779	1,946,267
Apache Corp.	13,577	1,366,118
Baker Hughes Inc.	15,322	1,140,723
Cabot Oil & Gas Corp.	14,685	501,346
Cameron International Corp. (a)	7,186	486,564
Chesapeake Energy Corp. (b)	17,879	555,679
Chevron Corp.	67,015	8,748,808
Cimarex Energy Co.	3,063	439,418
ConocoPhillips	43,219	3,705,165
CONSOL Energy Inc.	8,122	374,181
Denbury Resources Inc.	12,259	226,301
Devon Energy Corp.	13,497	1,071,662
Diamond Offshore Drilling Inc.	2,400	119,112
Ensco PLC Class A	8,262	459,119
EOG Resources Inc.	19,238	2,248,153
EQT Corp.	5,342	571,060
Exxon Mobil Corp.	151,176	15,220,400
FMC Technologies Inc. (a)	8,273	505,232
Halliburton Co.	29,728	2,110,985
Helmerich & Payne Inc.	3,806	441,915
Hess Corp.	9,290	918,688
Kinder Morgan Inc.	23,481	851,421
Marathon Oil Corp.	23,797	949,976
Marathon Petroleum Corp.	10,159	793,113
Murphy Oil Corp.	5,936	394,625
Nabors Industries Ltd.	9,150	268,736
National-Oilwell Varco Inc.	15,103	1,243,732
Newfield Exploration Co. (a)	4,827	213,353
Noble Corp. PLC	9,005	302,208
Noble Energy Inc.	12,667	981,186
Occidental Petroleum Corp.	27,655	2,838,233
ONEOK Inc.	7,348	500,252
Peabody Energy Corp.	9,647	157,728
Phillips 66	19,918	1,602,005
Pioneer Natural Resources Co.	5,035	1,157,093

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
QEP Resources Inc.	6,339	$218,696
Range Resources Corp.	5,937	516,222
Rowan Companies PLC Class A	4,410	140,811
Schlumberger Ltd.	45,851	5,408,125
Southwestern Energy Co. (a)	12,457	566,669
Spectra Energy Corp.	23,609	1,002,910
Tesoro Corp.	4,550	266,948
Transocean Ltd.	11,985	539,685
Valero Energy Corp.	18,784	941,078
Williams Companies Inc., The	25,994	1,513,111

		66,524,812

Financials (15.88%)
ACE Ltd.	11,888	1,232,786
Affiliated Managers Group Inc. (a)	1,946	399,708
Aflac Inc.	15,975	994,444
Allstate Corp., The	15,276	897,007
American Express Co.	32,066	3,042,101
American International Group Inc.	50,924	2,779,432
American Tower Corp.	13,931	1,253,511
Ameriprise Financial Inc.	6,690	802,800
Aon PLC	10,436	940,179
Apartment Investment and Management Co.	5,181	167,191
Assurant Inc.	2,509	164,465
AvalonBay Communities Inc.	4,293	610,422
Bank of America Corp.	370,081	5,688,145
Bank of New York Mellon Corp.	40,143	1,504,560
BB&T Corp.	25,292	997,264
Berkshire Hathaway Inc. Class B (a)	63,383	8,021,752
BlackRock Inc.	4,403	1,407,199
Boston Properties Inc.	5,398	637,936
Capital One Financial Corp.	20,125	1,662,325
CBRE Group Inc. Class A (a)	9,853	315,690
Charles Schwab Corp., The	41,222	1,110,108
Chubb Corp., The	8,608	793,399
Cincinnati Financial Corp.	5,216	250,577
Citigroup Inc.	106,939	5,036,827
CME Group Inc.	11,116	788,680
Comerica Inc.	6,383	320,171
Crown Castle International Corp.	11,763	873,520
Discover Financial Services	16,412	1,017,216
E*TRADE Financial Corp. (a)	10,206	216,980
Equity Residential	11,770	741,510
Essex Property Trust Inc.	2,200	406,802
Fifth Third Bancorp	30,031	641,162
Franklin Resources Inc.	14,151	818,494
General Growth Properites Inc.	18,277	430,606
Genworth Financial Inc. Class A (a)	17,348	301,855
Goldman Sachs Group Inc., The	14,639	2,451,154
Hartford Financial Services Group Inc., The	15,829	566,836
HCP Inc.	16,129	667,418
Healthcare Realty Trust Inc.	10,752	673,828
Host Hotels & Resorts Inc.	26,706	587,799
Hudson City Bancorp Inc.	16,928	166,402

See accompanying notes to financial statements.	21

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Huntington Bancshares Inc.	29,105	$277,662
Intercontinental Exchange Inc.	4,051	765,234
Invesco Ltd.	15,183	573,158
JPMorgan Chase & Co.	133,234	7,676,943
KeyCorp	31,178	446,781
Kimco Realty Corp.	14,366	330,131
Legg Mason Inc.	3,616	185,537
Leucadia National Corp.	11,156	292,510
Lincoln National Corp.	9,321	479,472
Loews Corp.	10,728	472,139
M&T Bank Corp.	4,628	574,103
Macerich Co., The	4,928	328,944
Marsh & McLennan Companies Inc.	19,347	1,002,562
McGraw Hill Financial Inc.	9,582	795,593
MetLife Inc.	39,623	2,201,454
Moody’s Corp.	6,639	581,975
Morgan Stanley	49,283	1,593,319
NASDAQ OMX Group Inc., The	4,128	159,423
Navient Corp.	14,791	261,949
Northern Trust Corp.	7,819	502,058
People’s United Financial Inc.	10,883	165,095
Plum Creek Timber Co. Inc.	6,190	279,169
PNC Financial Services Group Inc.	18,803	1,674,407
Principal Financial Group Inc.	9,634	486,324
Progressive Corp., The	19,198	486,861
ProLogis Inc.	17,609	723,554
Prudential Financial Inc.	16,226	1,440,382
Public Storage	5,102	874,228
Regions Financial Corp.	48,532	515,410
Simon Property Group Inc.	10,935	1,818,272
State Street Corp.	15,188	1,021,545
Suntrust Banks Inc.	18,740	750,724
T. Rowe Price Group Inc.	9,248	780,624
Torchmark Corp.	3,105	254,362
Travelers Companies Inc., The	12,231	1,150,570
U.S. Bancorp	63,870	2,766,848
Unum Group	9,096	316,177
Ventas Inc.	10,315	661,192
Vornado Realty Trust	6,144	655,749
Wells Fargo & Co.	168,730	8,868,449
Weyerhaeuser Co.	20,620	682,316
XL Group PLC	9,553	312,670
Zions Bancorporation	6,561	193,353

		98,759,489

Health Care (13.13%)
Abbott Laboratories	52,870	2,162,380
AbbVie Inc.	55,975	3,159,229
Actavis PLC (a)	6,141	1,369,750
Aetna Inc.	12,580	1,019,986
Agilent Technologies Inc.	11,755	675,207
Alexion Pharmaceuticals Inc. (a)	6,963	1,087,969
Allergan Inc.	10,485	1,774,272
AmerisourceBergen Corp.	7,948	577,502
Amgen Inc.	26,649	3,154,442
Baxter International Inc.	19,101	1,381,002

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Becton, Dickinson and Co.	6,801	$804,558
Biogen Idec Inc. (a)	8,350	2,632,839
Boston Scientific Corp. (a)	46,414	592,707
Bristol-Myers Squibb Co.	58,337	2,829,928
Cardinal Health Inc.	11,959	819,909
CareFusion Corp. (a)	7,267	322,292
Celgene Corp. (a)	28,458	2,443,973
Cerner Corp. (a)	10,368	534,781
Cigna Corp.	9,456	869,668
Covidien PLC	15,872	1,431,337
CR Bard Inc.	2,683	383,696
DaVita HealthCare Partners Inc. (a)	6,260	452,723
DENTSPLY International Inc.	4,973	235,472
Edwards Lifesciences Corp. (a)	3,710	318,466
Eli Lilly and Co.	34,679	2,155,993
Express Scripts Holding Co. (a)	27,196	1,885,499
Forest Laboratories Inc. (a)	8,444	835,956
Gilead Sciences Inc. (a)	54,061	4,482,198
Hospira Inc. (a)	5,883	302,210
Humana Inc.	5,448	695,819
Intuitive Surgical Inc. (a)	1,352	556,754
Johnson & Johnson	99,594	10,419,524
Laboratory Corp. of America Holdings (a)	2,991	306,278
McKesson Corp.	8,117	1,511,467
Medtronic Inc.	35,167	2,242,248
Merck & Co. Inc.	102,875	5,951,319
Mylan Inc. (a)	13,155	678,272
Patterson Companies Inc.	2,892	114,263
PerkinElmer Inc.	4,006	187,641
Perrigo Co. PLC	4,717	687,550
Pfizer Inc.	224,551	6,664,674
Quest Diagnostics Inc.	5,059	296,913
Regeneron Pharmaceuticals Inc. (a)	2,805	792,328
St. Jude Medical Inc.	10,008	693,054
Stryker Corp.	10,409	877,687
Tenet Healthcare Corp. (a)	3,466	162,694
Thermo Fisher Scientific Inc.	14,043	1,657,074
UnitedHealth Group Inc.	34,493	2,819,803
Varian Medical Systems Inc. (a)	3,680	305,955
Vertex Pharmaceuticals Inc. (a)	8,325	788,211
Waters Corp. (a)	2,986	311,858
WellPoint Inc.	9,844	1,059,313
Zimmer Holdings Inc.	5,896	612,359
Zoetis Inc.	17,649	569,533

		81,658,535

Industrials (10.35%)
3M Co.	21,880	3,134,093
ADT Corp., The	6,130	214,182
Allegion PLC	3,176	180,016
AMETEK Inc.	8,667	453,111
Boeing Co., The	23,616	3,004,664
Caterpillar Inc.	21,974	2,387,915
CH Robinson Worldwide Inc.	5,205	332,027
Cintas Corp.	3,553	225,758

22	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CSX Corp.	35,314	$1,088,024
Cummins Inc.	6,019	928,672
Danaher Corp.	21,178	1,667,344
Deere & Co.	12,805	1,159,493
Delta Air Lines Inc.	29,871	1,156,605
Dover Corp.	5,859	532,876
Dun & Bradstreet Corp.	1,287	141,827
Eaton Corp. PLC	16,781	1,295,158
Emerson Electric Co.	24,703	1,639,291
Equifax Inc.	4,316	313,083
Expeditors International of Washington Inc.	6,945	306,691
Fastenal Co.	9,571	473,669
FedEx Corp.	9,779	1,480,345
Flowserve Corp.	4,823	358,590
Fluor Corp.	5,621	432,255
General Dynamics Corp.	11,466	1,336,362
General Electric Co.	353,010	9,277,103
Honeywell International Inc.	27,568	2,562,446
Illinois Tool Works Inc.	13,361	1,169,889
Ingersoll-Rand PLC	8,834	552,213
Iron Mountain Inc.	6,018	213,338
Jacobs Engineering Group Inc. (a)	4,619	246,100
Joy Global Inc.	3,502	215,653
Kansas City Southern	3,865	415,526
L-3 Communications Holdings Inc.	3,043	367,442
Lockheed Martin Corp.	9,384	1,508,290
Masco Corp.	12,486	277,189
Nielsen N.V.	10,670	516,535
Norfolk Southern Corp.	10,900	1,123,027
Northrop Grumman Corp.	7,537	901,651
PACCAR Inc.	12,486	784,495
Pall Corp.	3,849	328,666
Parker Hannifin Corp.	5,227	657,191
Pentair PLC	6,852	494,166
Pitney Bowes Inc.	7,164	197,870
Precision Castparts Corp.	5,090	1,284,716
Quanta Services Inc. (a)	7,635	264,018
Raytheon Co.	11,023	1,016,872
Republic Services Inc.	9,373	355,893
Robert Half International Inc.	4,807	229,486
Rockwell Automation Inc.	4,864	608,778
Rockwell Collins Inc.	4,790	374,291
Roper Industries Inc.	3,518	513,663
Ryder System Inc.	1,855	163,407
Snap-on Inc.	2,038	241,544
Southwest Airlines Co.	24,350	654,041
Stanley Black & Decker Inc.	5,501	483,098
Stericycle Inc. (a)	2,980	352,892
Textron Inc.	9,801	375,280
Tyco International Ltd.	16,237	740,407
Union Pacific Corp.	31,894	3,181,426
United Parcel Service Inc. Class B	24,812	2,547,200
United Technologies Corp.	29,690	3,427,710
W.W. Grainger Inc.	2,146	545,663
Waste Management Inc.	15,243	681,819

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Xylem Inc.	6,440	$251,675

		64,344,720

Information Technology (18.55%)
Accenture PLC Class A	22,274	1,800,630
Adobe Systems Inc. (a)	16,280	1,178,021
Akamai Technologies Inc. (a)	6,259	382,175
Alliance Data Systems Corp. (a)	1,909	536,906
Altera Corp.	11,018	382,986
Amphenol Corp. Class A	5,545	534,205
Analog Devices Inc.	11,058	597,906
Apple Inc.	212,264	19,725,694
Applied Materials Inc.	42,854	966,358
Autodesk Inc. (a)	8,038	453,182
Automatic Data Processing Inc.	16,971	1,345,461
Avago Technologies Ltd.	8,860	638,540
Broadcom Corp. Class A	19,563	726,179
CA Inc.	11,165	320,882
Cisco Systems Inc.	180,331	4,481,225
Citrix Systems Inc. (a)	5,766	360,663
Cognizant Technology Solutions Corp. Class A (a)	21,418	1,047,554
Computer Sciences Corp.	5,108	322,826
Corning Inc.	46,060	1,011,017
eBay Inc. (a)	40,150	2,009,909
Electronic Arts Inc. (a)	11,071	397,117
EMC Corp.	72,070	1,898,324
F5 Networks Inc. (a)	2,665	296,988
Facebook Inc. Class A (a)	60,530	4,073,064
Fidelity National Information Services Inc.	10,115	553,695
First Solar Inc. (a)	2,478	176,087
Fiserv Inc. (a)	8,771	529,067
FLIR Systems Inc.	4,941	171,601
Google Inc. Class A (a)	9,973	5,830,914
Google Inc. Class C (a)	9,973	5,737,267
Harris Corp.	3,740	283,305
Hewlett-Packard Co.	65,874	2,218,636
Intel Corp.	175,241	5,414,947
International Business Machines Corp.	33,494	6,071,457
Intuit Inc.	9,993	804,736
Jabil Circuit Inc.	6,505	135,954
Juniper Networks Inc. (a)	16,752	411,094
KLA-Tencor Corp.	5,840	424,218
Lam Research Corp.	5,691	384,598
Linear Technology Corp.	8,356	393,317
MasterCard Inc. Class A	35,371	2,598,707
Microchip Technology Inc.	7,063	344,745
Micron Technology Inc. (a)	37,679	1,241,523
Microsoft Corp.	264,603	11,033,945
Motorola Solutions Inc.	7,981	531,295
NetApp Inc.	11,613	424,107
NVIDIA Corp.	19,639	364,107
Oracle Corp.	120,862	4,898,537
Paychex Inc.	11,363	472,246

See accompanying notes to financial statements.	23

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
QUALCOMM Inc.	59,418	$4,705,906
Red Hat Inc. (a)	6,645	367,269
Salesforce.com Inc. (a)	19,885	1,154,921
SanDisk Corp.	7,963	831,576
Seagate Technology PLC	11,523	654,737
Symantec Corp.	24,426	559,355
TE Connectivity Ltd.	14,378	889,136
Teradata Corp. (a)	5,582	224,396
Texas Instruments Inc.	37,996	1,815,829
Total System Services Inc.	5,879	184,659
VeriSign Inc. (a)	4,311	210,420
Visa Inc. Class A	17,696	3,728,724
Western Digital Corp.	7,370	680,251
Western Union Co.	18,963	328,818
Xerox Corp.	38,445	478,256
Xilinx Inc.	9,461	447,600
Yahoo! Inc. (a)	33,016	1,159,852

		115,359,622

Materials (3.45%)
Air Products & Chemicals Inc.	7,472	961,048
Airgas Inc.	2,372	258,335
Alcoa Inc.	41,264	614,421
Allegheny Technologies Inc.	3,846	173,455
Avery Dennison Corp.	3,363	172,354
Ball Corp.	4,928	308,887
Bemis Company Inc.	3,553	144,465
CF Industries Holdings Inc.	1,833	440,891
Dow Chemical Co., The	42,384	2,181,081
E.I. du Pont de Nemours & Co.	32,327	2,115,479
Eastman Chemical Co.	5,287	461,819
Ecolab Inc.	9,525	1,060,514
FMC Corp.	4,712	335,447
Freeport-McMoRan Copper & Gold Inc.	36,565	1,334,622
International Flavors & Fragrances Inc.	2,847	296,885
International Paper Co.	15,247	769,516
LyondellBasell Industries NV Class A	14,663	1,431,842
MeadWestvaco Corp.	5,906	261,400
Monsanto Co.	18,452	2,301,702
Mosaic Co., The	11,385	562,988
Newmont Mining Corp.	17,626	448,405
Nucor Corp.	11,238	553,472
Owens-Illinois Inc. (a)	5,840	202,298
PPG Industries Inc.	4,874	1,024,271
Praxair Inc.	10,303	1,368,651
Sealed Air Corp.	6,848	233,996
Sherwin-Williams Co., The	2,988	618,247
Sigma-Aldrich Corp.	4,188	424,998
United States Steel Corp.	5,015	130,591
Vulcan Materials Co.	4,630	295,162

		21,487,242

Telecommunication Services (2.37%)
AT&T Inc.	182,704	6,460,414

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
CenturyLink Inc.	20,147	$729,321
Frontier Communications Corp.	35,390	206,678
Verizon Communications Inc.	145,782	7,133,113
Windstream Holdings Inc.	21,304	212,188

		14,741,714

Utilities (3.11%)
AES Corp., The	23,332	362,815
AGL Resources Inc.	4,170	229,475
Ameren Corp.	8,506	347,725
American Electric Power Company Inc.	17,181	958,184
CenterPoint Energy Inc.	15,198	388,157
CMS Energy Corp.	9,487	295,520
Consolidated Edison Inc.	10,340	597,032
Dominion Resources Inc.	20,474	1,464,300
DTE Energy Co.	6,208	483,417
Duke Energy Corp.	24,896	1,847,034
Edison International	11,492	667,800
Entergy Corp.	6,314	518,316
Exelon Corp.	30,228	1,102,717
FirstEnergy Corp.	14,795	513,682
Integrys Energy Group Inc.	2,805	199,520
NextEra Energy Inc.	15,352	1,573,273
NiSource Inc.	11,114	437,225
Northeast Utilities	11,145	526,824
NRG Energy Inc.	11,870	441,564
Pepco Holdings Inc.	8,892	244,352
PG&E Corp.	16,360	785,607
Pinnacle West Capital Corp.	3,864	223,494
PPL Corp.	22,238	790,116
Public Service Enterprise Group Inc.	17,846	727,938
SCANA Corp.	4,949	266,306
Sempra Energy	8,025	840,298
Southern Co.	31,358	1,423,026
TECO Energy Inc.	7,130	131,762
Wisconsin Energy Corp.	7,921	371,653
Xcel Energy Inc.	17,669	569,472

		19,328,604

Total Common Stocks
(cost $433,863,294)		613,077,617

24	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Short-term Investments (1.36%)
State Street Institutional U.S. Government Money Market Fund	8,437,029	$8,437,029

Total Short-term Investments
(cost $8,437,029)		8,437,029

TOTAL INVESTMENTS (99.94%)
(cost $442,300,323)		621,514,646
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.06%)		398,760

NET ASSETS (100.00%)		$621,913,406

	Shares	Value
Securities Sold Short
Seventy Seven Energy Inc. (a) (b)	1,277	$30,078

Total Securities Sold Short
(proceeds $30,078)		$30,078

(a)	Non-income producing security.

(b)	On March 17, 2014, Chesapeake Energy Corp. announced a spin-off distribution of Seventy Seven Energy Inc. effective on July 1, 2014. In anticipation of this transaction, and because Seventy Seven Energy Inc. is not included in the S&P 500 Index, the Fund initiated a transaction to sell Seventy Seven Energy Inc. on June 30, 2014, with a settlement date of July 7, 2014.

(c)	At June 30, 2014, cash in the amount of $473,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	94	September 2014	$9,133,617	$9,176,280	$42,663

See accompanying notes to financial statements.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.59%)
Consumer Discretionary (13.00%)
1-800-FLOWERS.COM Inc. (a)	4,506	$26,133
2U Inc. (a)	1,762	29,619
Aeropostale Inc. (a)	13,493	47,091
AH Belo Corp. Class A	3,268	38,726
AMC Entertainment Holdings Inc. Class A	3,721	92,541
American Axle & Manufacturing Holdings Inc. (a)	11,782	222,562
American Eagle Outfitters Inc.	33,695	378,058
American Public Education Inc. (a)	3,049	104,825
America’s Car-Mart Inc. (a)	1,366	54,025
Ann Inc. (a)	8,147	335,168
Arctic Cat Inc.	2,247	88,577
Asbury Automotive Group Inc. (a)	5,335	366,728
Ascent Capital Group LLC Class A (a)	2,419	159,678
Barnes & Noble Inc. (a)	7,136	162,629
Beazer Homes USA Inc. (a)	4,680	98,186
bebe stores inc.	5,533	16,876
Big 5 Sporting Goods Corp.	3,088	37,890
Biglari Holdings Inc. (a)	252	106,588
BJ’s Restaurants Inc. (a)	4,127	144,074
Black Diamond Inc. (a)	3,942	44,229
Bloomin’ Brands Inc. (a)	13,385	300,226
Blue Nile Inc. (a)	2,120	59,360
Bob Evans Farms Inc.	4,289	214,664
Bon-Ton Stores Inc., The	2,409	24,837
Boyd Gaming Corp. (a)	13,467	163,355
Bravo Brio Restaurant Group Inc. (a)	3,371	52,621
Bridgepoint Education Inc. (a)	2,834	37,636
Bright Horizons Family Solutions Inc. (a)	5,309	227,968
Brown Shoe Company Inc.	7,596	217,322
Brunswick Corp.	16,119	679,093
Buckle Inc., The	4,893	217,053
Buffalo Wild Wings Inc. (a)	3,290	545,186
Build-A-Bear Workshop Inc. (a)	2,103	28,096
Burlington Stores Inc. (a)	4,967	158,249
Caesars Acquisition Co. Class A (a)	7,842	97,006
Caesars Entertainment Corp. (a)	8,915	161,183
Callaway Golf Co.	13,528	112,553
Capella Education Co.	1,907	103,722
Career Education Corp. (a)	11,613	54,349
Carmike Cinemas Inc. (a)	4,016	141,082
Carriage Services Inc.	2,822	48,341
Carrols Restaurant Group Inc. (a)	6,173	43,952
Cato Corp. Class A	4,771	147,424
Cavco Industries Inc. (a)	1,528	130,338
Central European Media Enterprises Ltd. Class A (a)	12,382	34,917
Cheesecake Factory Inc., The	8,682	403,018
Chegg Inc. (a)	12,747	89,739
Children’s Place Inc., The	3,832	190,182
Christopher & Banks Corp. (a)	6,449	56,493
Churchill Downs Inc.	2,332	210,137
Chuy’s Holdings Inc. (a)	2,890	104,907
Citi Trends Inc. (a)	2,774	59,530
ClubCorp Holdings Inc.	3,810	70,637

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Collectors Universe Inc.	1,147	$22,470
Columbia Sportswear Co.	2,375	196,294
Conn’s Inc. (a)	4,811	237,615
Container Store Group Inc., The (a)	2,983	82,868
Cooper Tire & Rubber Co.	11,038	331,140
Cooper-Standard Holding Inc. (a)	2,361	156,204
Core-Mark Holding Co. Inc.	4,090	186,627
Coupons.com Inc. (a)	2,092	55,041
Cracker Barrel Old Country Store Inc.	3,317	330,274
Crocs Inc. (a)	15,247	229,162
Crown Media Holdings Inc. (a)	6,403	23,243
CSS Industries Inc.	1,562	41,190
Culp Inc.	1,496	26,045
Cumulus Media Inc. Class A (a)	23,511	154,937
Daily Journal Corp. (a)	186	38,444
Dana Holding Corp.	27,262	665,738
Del Frisco’s Restaurant Group Inc. (a)	4,078	112,390
Denny’s Corp. (a)	15,225	99,267
Destination Maternity Corp.	2,374	54,056
Destination XL Group Inc. (a)	6,251	34,443
Dex Media Inc. (a)	2,626	29,254
Diamond Resorts International Inc. (a)	6,130	142,645
DineEquity Inc.	2,896	230,203
Dixie Group Inc., The (a)	2,535	26,846
Dorman Products Inc. (a)	4,690	231,311
Drew Industries Inc.	4,114	205,741
E.W. Scripps Co. Class A, The (a)	5,451	115,343
Education Management Corp. (a)	4,325	7,309
Einstein Noah Restaurant Group Inc.	1,854	29,775
Empire Resorts Inc. (a)	2,514	18,000
Entercom Communications Corp. Class A (a)	4,280	45,924
Entravision Communications Corp. Class A	9,915	61,671
Eros International PLC (a)	3,332	50,546
Escalade Inc.	1,657	26,744
Ethan Allen Interiors Inc.	4,361	107,891
Express Inc. (a)	14,651	249,507
Famous Dave’s of America Inc. (a)	792	22,730
Federal-Mogul Holdings Corp. (a)	4,961	100,361
Fiesta Restaurant Group Inc. (a)	4,651	215,853
Finish Line Inc. Class A, The	8,388	249,459
Five Below Inc. (a)	9,425	376,152
Flexsteel Industries Inc.	857	28,581
Fox Factory Holding Corp. (a)	1,907	33,544
Francesca’s Holdings Corp. (a)	7,356	108,427
Fred’s Inc. Class A	6,417	98,116
FTD Companies Inc. (a)	3,337	106,083
Fuel Systems Solutions Inc. (a)	2,435	27,126
Gaiam Inc. Class A (a)	2,473	18,993
Genesco Inc. (a)	4,169	342,400
Gentherm Inc. (a)	6,144	273,101
G-III Apparel Group Ltd. (a)	3,105	253,554
Global Sources Ltd. (a)	3,078	25,486
Grand Canyon Education Inc. (a)	8,102	372,449

26	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gray Television Inc. (a)	8,647	$113,535
Group 1 Automotive Inc.	4,202	354,271
Guess? Inc.	10,634	287,118
Harte-Hanks Inc.	8,395	60,360
Haverty Furniture Companies Inc.	3,548	89,161
Helen of Troy Ltd. (a)	4,975	301,634
Hemisphere Media Group Inc. (a)	1,580	19,845
hhgregg Inc. (a)	2,100	21,357
Hibbett Sports Inc. (a)	4,506	244,090
Houghton Mifflin Harcourt Co. (a)	18,901	362,143
Hovnanian Enterprises Inc. Class A (a)	20,480	105,472
HSN Inc.	5,768	341,696
Iconix Brand Group Inc. (a)	7,969	342,189
Ignite Restaurant Group Inc. (a)	1,275	18,564
Installed Building Products Inc. (a)	1,505	18,436
International Speedway Corp. Class A	4,848	161,341
Interval Leisure Group Inc.	6,903	151,452
Intrawest Resorts Holdings Inc. (a)	2,448	28,054
iRobot Corp. (a)	5,122	209,746
Isle of Capri Casinos Inc. (a)	3,905	33,427
ITT Educational Services Inc. (a)	4,063	67,811
Jack in the Box Inc.	6,970	417,085
JAKKS Pacific Inc.	3,289	25,457
Jamba Inc. (a)	2,948	35,671
Johnson Outdoors Inc. Class A	858	22,136
Journal Communications Inc. Class A (a)	7,737	68,627
JTH Holding Inc. Class A (a)	698	23,250
K12 Inc. (a)	5,951	143,241
KB Home	14,570	272,168
Kirkland’s Inc. (a)	2,545	47,210
Krispy Kreme Doughnuts Inc. (a)	11,358	181,501
La Quinta Holdings Inc. (a)	7,662	146,651
Lands’ End Inc. (a)	2,851	95,737
La-Z-Boy Inc.	9,116	211,218
Leapfrog Enterprises Inc. (a)	11,308	83,114
Lee Enterprises Inc. Class A (a)	9,227	41,060
LGI Homes Inc. (a)	2,434	44,420
Libbey Inc. (a)	3,734	99,474
Life Time Fitness Inc. (a)	7,107	346,395
LifeLock Inc. (a)	13,986	195,245
Lifetime Brands Inc.	1,868	29,365
Lithia Motors Inc. Class A	3,971	373,552
Loral Space & Communications Inc. (a)	2,278	165,588
Lumber Liquidators Holdings Inc. (a)	4,773	362,509
M.D.C. Holdings Inc.	6,788	205,609
M/I Homes Inc. (a)	4,244	103,002
Malibu Boats Inc. Class A (a)	1,265	25,426
Marcus Corp., The	3,171	57,871
Marine Products Corp.	1,947	16,160
MarineMax Inc. (a)	4,339	72,635
Marriott Vacations Worldwide Corp. (a)	4,939	289,574
Martha Stewart Living Omnimedia Inc. Class A (a)	5,100	23,970
Matthews International Corp.	4,756	197,707
Mattress Firm Holding Corp. (a)	2,600	124,150
McClatchy Co. Class A, The (a)	10,859	60,267

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
MDC Partners Inc. Class A	7,378	$158,553
Media General Inc. Class A (a)	9,435	193,701
Men’s Wearhouse Inc., The	8,338	465,260
Meredith Corp.	6,243	301,911
Meritage Homes Corp. (a)	6,805	287,239
Modine Manufacturing Co. (a)	8,319	130,941
Monarch Casino & Resort Inc. (a)	1,657	25,087
Monro Muffler Brake Inc.	5,485	291,747
Morgans Hotel Group Co. (a)	5,186	41,125
Motorcar Parts of America Inc. (a)	2,612	63,602
Movado Group Inc.	3,198	133,261
Multimedia Games Holding Company Inc. (a)	5,117	151,668
NACCO Industries Inc. Class A	858	43,415
Nathan’s Famous Inc. (a)	530	28,721
National CineMedia Inc.	10,611	185,799
Nautilus Inc. (a)	5,537	61,405
New Home Company Inc., The (a)	1,394	19,697
New Media Investment Group Inc. (a)	5,155	72,737
New York & Co. Inc. (a)	5,408	19,956
New York Times Co. Class A, The	24,006	365,131
Nexstar Broadcasting Group Inc. Class A	5,322	274,668
Noodles & Company (a)	1,864	64,103
NutriSystem Inc.	5,039	86,217
Office Depot Inc. (a)	92,902	528,612
Orbitz Worldwide Inc. (a)	8,937	79,539
Orient-Express Hotels Ltd. Class A (a)	16,841	244,868
Outerwall Inc. (a)	3,547	210,514
Overstock.com Inc. (a)	2,014	31,761
Oxford Industries Inc.	2,518	167,875
Pacific Sunwear of California Inc. (a)	8,530	20,301
Papa John’s International Inc.	5,334	226,108
Papa Murphy’s Holdings Inc. (a)	971	9,302
Penn National Gaming Inc. (a)	13,576	164,813
Pep Boys-Manny, Moe & Jack, The (a)	9,284	106,395
Perry Ellis International Inc. (a)	2,102	36,659
PetMed Express Inc.	3,563	48,029
Pier 1 Imports Inc.	16,387	252,524
Pinnacle Entertainment Inc. (a)	10,371	261,142
Pool Corp.	7,841	443,487
Popeyes Louisiana Kitchen Inc. (a)	4,122	180,173
Potbelly Corp. (a)	2,576	41,113
Quiksilver Inc. (a)	23,795	85,186
R.G. Barry Corp.	1,728	32,746
Radio One Inc. Class D (a)	3,920	19,326
ReachLocal Inc. (a)	2,259	15,881
Reading International Inc. Class A (a)	2,951	25,172
Red Robin Gourmet Burgers Inc. (a)	2,489	177,217
Regis Corp.	7,610	107,149
Remy International Inc.	2,480	57,908
Rent-A-Center Inc.	9,175	263,139
Rentrak Corp. (a)	1,739	91,211
Restoration Hardware Holdings Inc. (a)	5,420	504,331
RetailMeNot Inc. (a)	5,349	142,337
Ruby Tuesday Inc. (a)	10,748	81,577
Ruth’s Hospitality Group Inc.	6,392	78,941

See accompanying notes to financial statements.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ryland Group Inc., The	8,162	$321,909
Saga Communications Inc. Class A	650	27,768
Salem Communications Corp. Class A	1,922	18,182
Scholastic Corp.	4,624	157,632
Scientific Games Corp. Class A (a)	8,819	98,067
Sears Hometown and Outlet Stores Inc. (a)	1,981	42,532
Select Comfort Corp. (a)	9,454	195,320
Sequential Brands Group Inc. (a)	2,900	40,049
SFX Entertainment Inc. (a)	7,624	61,754
Shiloh Industries Inc. (a)	1,414	26,102
Shoe Carnival Inc.	2,604	53,773
Shutterfly Inc. (a)	6,712	289,019
Sinclair Broadcast Group Inc. Class A	11,943	415,019
Sizmek Inc. (a)	3,915	37,310
Skechers U.S.A. Inc. Class A (a)	6,804	310,943
Skullcandy Inc. (a)	3,431	24,875
Smith & Wesson Holding Corp. (a)	9,599	139,569
Sonic Automotive Inc.	6,972	186,013
Sonic Corp. (a)	9,472	209,142
Sotheby’s	10,599	445,052
Spartan Motors Inc.	6,139	27,871
Speedway Motorsports Inc.	2,011	36,701
Sportsman’s Warehouse Holdings Inc. (a)	1,643	13,144
Stage Stores Inc.	5,515	103,075
Standard Motor Products Inc.	3,451	154,156
Standard Pacific Corp. (a)	25,227	216,952
Stein Mart Inc.	4,908	68,172
Steiner Leisure Ltd. (a)	2,561	110,866
Steven Madden Ltd. (a)	10,139	347,768
Stoneridge Inc. (a)	4,957	53,139
Strattec Security Corp.	582	37,533
Strayer Education Inc. (a)	1,889	99,191
Sturm, Ruger & Company Inc.	3,375	199,159
Superior Industries International Inc.	4,100	84,542
Systemax Inc. (a)	1,932	27,763
Tenneco Inc. (a)	10,590	695,763
Texas Roadhouse Inc. Class A	12,064	313,664
Tile Shop Holdings Inc., The (a)	4,837	73,958
Tilly’s Inc. Class A (a)	1,793	14,416
Time Inc. (a)	19,152	463,861
Tower International Inc. (a)	3,560	131,150
Tri Pointe Homes Inc. (a)	2,905	45,667
Tuesday Morning Corp. (a)	7,602	135,468
Tumi Holdings Inc. (a)	8,782	176,782
Turtle Beach Corp. (a)	1,175	10,857
UCP Inc. Class A (a)	1,372	18,755
Unifi Inc. (a)	2,535	69,789
Universal Electronics Inc. (a)	2,778	135,789
Universal Technical Institute Inc.	3,792	46,035
Vail Resorts Inc.	6,282	484,845
ValueVision Media Inc. Class A (a)	7,354	36,696
Vera Bradley Inc. (a)	3,852	84,243
Vince Holding Corp. (a)	1,955	71,592

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Vitacost.com Inc. (a)	3,819	$23,907
Vitamin Shoppe Inc. (a)	5,357	230,458
VOXX International Corp. (a)	3,356	31,580
WCI Communities Inc. (a)	1,976	38,157
Weight Watchers International Inc.	4,785	96,513
West Marine Inc. (a)	3,118	31,991
Weyco Group Inc.	1,175	32,207
William Lyon Homes Class A (a)	3,024	92,051
Winmark Corp.	405	28,200
Winnebago Industries Inc. (a)	4,757	119,781
Wolverine World Wide Inc.	17,647	459,881
World Wrestling Entertainment Inc.	5,230	62,394
Zoe’s Kitchen Inc. (a)	998	34,311
Zumiez Inc. (a)	3,613	99,683

		40,258,485

Consumer Staples (3.10%)
22nd Century Group Inc. (a)	7,094	21,779
Alico Inc.	494	18,520
Alliance One International Inc. (a)	15,250	38,125
Andersons Inc., The	4,903	252,897
Annie’s Inc. (a)	2,944	99,566
B&G Foods Inc. Class A	9,338	305,259
Boston Beer Co. Inc. (a)	1,450	324,104
Boulder Brands Inc. (a)	10,686	151,527
Calavo Growers Inc.	2,309	78,113
Cal-Maine Foods Inc.	2,689	199,846
Casey’s General Stores Inc.	6,699	470,873
Central Garden & Pet Co. (a)	7,415	68,218
Chefs’ Warehouse Inc., The (a)	3,105	61,386
Chiquita Brands International Inc. (a)	8,203	89,003
Coca-Cola Bottling Co. Consolidated	800	58,936
Craft Brew Alliance Inc. (a)	1,922	21,257
Darling Ingredients Inc. (a)	28,580	597,322
Dean Foods Co.	16,208	285,099
Diamond Foods Inc. (a)	3,817	107,639
Elizabeth Arden Inc. (a)	4,495	96,283
Fairway Group Holdings Corp. (a)	3,221	21,420
Farmer Brothers Co. (a)	1,256	27,142
Female Health Co., The	4,030	22,205
Fresh Del Monte Produce Inc.	6,272	192,237
Fresh Market Inc., The (a)	7,429	248,649
Harbinger Group Inc. (a)	14,395	182,816
IGI Laboratories Inc. (a)	4,888	25,955
Ingles Markets Inc.	2,257	59,472
Inter Parfums Inc.	2,918	86,227
Inventure Foods Inc. (a)	2,684	30,249
J&J Snack Foods Corp.	2,588	243,583
John B. Sanfilippo & Son Inc.	1,447	38,302
Lancaster Colony Corp.	3,214	305,844
Liberator Medical Holdings Inc.	5,354	20,078
Lifeway Foods Inc. (a)	853	11,925
Limoneira Co.	1,908	41,919
Medifast Inc. (a)	2,298	69,882
National Beverage Corp. (a)	2,044	38,672

28	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Natural Grocers by Vitamin Cottage Inc. (a)	1,591	$34,063
Nature’s Sunshine Products Inc.	1,901	32,260
Nutraceutical International Corp. (a)	1,527	36,434
Oil-Dri Corporation of America	848	25,923
Omega Protein Corp. (a)	3,637	49,754
Orchids Paper Products Co.	1,376	44,087
Pantry Inc., The (a)	4,159	67,376
Post Holdings Inc. (a)	7,650	389,462
PriceSmart Inc.	3,263	284,012
Revlon Inc. Class A (a)	1,975	60,238
Roundy’s Inc.	6,714	36,994
Sanderson Farms Inc.	4,011	389,869
Seaboard Corp. (a)	49	147,993
Seneca Foods Corp. Class A (a)	1,456	44,554
Snyder’s-Lance Inc.	8,278	219,036
SpartanNash Co.	6,550	137,616
SUPERVALU Inc. (a)	35,311	290,256
Susser Holdings Corp. (a)	3,217	259,676
Synutra International Inc. (a)	3,147	21,116
Tootsie Roll Industries Inc.	3,272	96,328
TreeHouse Foods Inc. (a)	6,398	512,288
United Natural Foods Inc. (a)	8,631	561,878
Universal Corp.	4,040	223,614
USANA Health Sciences Inc. (a)	1,118	87,361
Vector Group Ltd.	11,353	234,780
Village Super Market Inc. Class A	1,134	26,796
WD-40 Co.	2,609	196,249
Weis Markets Inc.	1,907	87,207

		9,609,549

Energy (6.25%)
Abraxas Petroleum Corp. (a)	14,387	90,064
Adams Resources & Energy Inc.	372	29,064
Alon USA Energy Inc.	4,504	56,030
Alpha Natural Resources Inc. (a)	38,563	143,069
American Eagle Energy Corp. (a)	5,212	31,220
Amyris Inc. (a)	4,955	18,482
Apco Oil and Gas International Inc. (a)	1,526	22,020
Approach Resources Inc. (a)	6,820	155,019
Arch Coal Inc.	37,025	135,141
Ardmore Shipping Corp.	3,058	42,292
Basic Energy Services Inc. (a)	5,523	161,382
Bill Barrett Corp. (a)	8,630	231,111
Bonanza Creek Energy Inc. (a)	5,704	326,212
BPZ Resources Inc. (a)	20,498	63,134
Bristow Group Inc.	6,177	497,990
C&J Energy Services Inc. (a)	8,031	271,287
Callon Petroleum Co. (a)	7,066	82,319
CARBO Ceramics Inc.	3,432	528,940
Carrizo Oil & Gas Inc. (a)	7,917	548,331
CHC Group Ltd. (a)	5,905	49,838
Clayton Williams Energy Inc. (a)	1,027	141,079
Clean Energy Fuels Corp. (a)	12,193	142,902
Cloud Peak Energy Inc. (a)	10,611	195,455
Comstock Resources Inc.	8,328	240,180

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Contango Oil & Gas Co. (a)	3,011	$127,395
Dawson Geophysical Co.	1,412	40,454
Delek US Holdings Inc.	10,297	290,684
DHT Holdings Inc.	11,961	86,119
Diamondback Energy Inc. (a)	6,622	588,034
Dorian LPG Ltd. (a)	1,272	29,243
Emerald Oil Inc. (a)	9,916	75,857
Energy XXI (Bermuda) Ltd.	16,324	385,736
Equal Energy Ltd.	6,487	35,160
Era Group Inc. (a)	3,532	101,298
Evolution Petroleum Corp.	3,345	36,628
EXCO Resources Inc.	26,481	155,973
Exterran Holdings Inc.	10,183	458,133
Forest Oil Corp. (a)	20,738	47,283
Forum Energy Technologies Inc. (a)	10,330	376,322
Frontline Ltd. (a)	11,483	33,530
FX Energy Inc. (a)	9,323	33,656
GasLog Ltd.	7,321	233,467
Gastar Exploration Inc. (a)	9,607	83,677
Geospace Technologies Corp. (a)	2,279	125,527
Glori Energy Inc. (a)	2,059	22,361
Goodrich Petroleum Corp. (a)	6,051	167,008
Green Plains Inc.	6,492	213,392
Gulf Island Fabrication Inc.	2,518	54,187
GulfMark Offshore Inc. Class A	4,671	211,036
Halcon Resources Corp. (a)	45,339	330,521
Hallador Energy Co.	1,546	14,672
Harvest Natural Resources Inc. (a)	7,169	35,773
Helix Energy Solutions Group Inc. (a)	18,350	482,788
Hercules Offshore Inc. (a)	28,005	112,580
Hornbeck Offshore Services Inc. (a)	6,302	295,690
ION Geophysical Corp. (a)	22,580	95,288
Isramco Inc. (a)	160	20,339
Jones Energy Inc. Class A (a)	2,018	41,369
Key Energy Services Inc. (a)	22,874	209,068
Kodiak Oil & Gas Corp. (a)	46,393	675,018
Magnum Hunter Resources Corp. (a)	34,575	283,515
Magnum Hunter Resources Corp. Warrants (a) (b)	3,193	0
Matador Resources Co. (a)	12,746	373,203
Matrix Service Co. (a)	4,603	150,932
McDermott International Inc. (a)	41,194	333,259
Midstates Petroleum Company Inc. (a)	6,438	46,547
Miller Energy Resources Inc. (a)	5,236	33,510
Mitcham Industries Inc. (a)	2,198	30,728
Natural Gas Services Group (a)	2,211	73,096
Navios Maritime Acquisition Corp.	13,865	51,439
Newpark Resources Inc. (a)	14,780	184,159
Nordic American Tankers Ltd.	15,521	147,915
North Atlantic Drilling Ltd.	12,460	132,325
Northern Oil and Gas Inc. (a)	10,667	173,765
Nuverra Environmental Solutions Inc. (a)	2,625	52,789
Pacific Ethanol Inc. (a)	3,513	53,714
Panhandle Oil & Gas Inc.	1,222	68,469
Parker Drilling Co. (a)	21,202	138,237

See accompanying notes to financial statements.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Parsley Energy Inc. Class A (a)	8,675	$208,807
PDC Energy Inc. (a)	6,230	393,424
Penn Virginia Corp. (a)	11,399	193,213
Petroquest Energy Inc. (a)	10,125	76,140
PHI Inc. (a)	2,196	97,876
Pioneer Energy Services Corp. (a)	10,929	191,695
Profire Energy Inc. (a)	2,215	9,990
Quicksilver Resources Inc. (a)	22,338	59,642
Renewable Energy Group Inc. (a)	5,940	68,132
Resolute Energy Corp. (a)	13,479	116,459
REX American Resources Corp. (a)	1,089	79,835
Rex Energy Corp. (a)	8,336	147,631
RigNet Inc. (a)	2,078	111,838
Ring Energy Inc. (a)	3,185	55,578
Rosetta Resources Inc. (a)	10,689	586,292
RSP Permian Inc. (a)	3,827	124,148
Sanchez Energy Corp. (a)	7,939	298,427
Scorpio Tankers Inc.	34,640	352,289
SEACOR Holdings Inc. (a)	3,590	295,278
SemGroup Corp. Class A	7,418	584,909
Ship Finance International Ltd.	10,236	190,287
Solazyme Inc. (a)	13,178	155,237
Stone Energy Corp. (a)	9,774	457,325
Swift Energy Co. (a)	7,648	99,271
Synergy Resources Corp. (a)	11,563	153,210
Teekay Tankers Ltd. Class A	11,046	47,387
Tesco Corp.	5,990	127,827
TETRA Technologies Inc. (a)	13,766	162,163
TransAtlantic Petroleum Ltd. (a)	3,831	43,635
Triangle Petroleum Corp. (a)	13,139	154,383
VAALCO Energy Inc. (a)	8,735	63,154
Vantage Drilling Co. (a)	36,185	69,475
Vertex Energy Inc. (a)	2,031	19,721
W&T Offshore Inc.	6,085	99,611
Warren Resources Inc. (a)	12,796	79,335
Western Refining Inc.	9,258	347,638
Westmoreland Coal Co. (a)	2,316	84,024
Willbros Group Inc. (a)	6,989	86,314

		19,347,029

Financials (22.61%)
1st Source Corp.	2,621	80,264
1st United Bancorp Inc.	5,359	46,195
Acadia Realty Trust	9,924	278,765
AG Mortgage Investment Trust Inc.	5,045	95,502
Agree Realty Corp.	2,631	79,535
Alexander & Baldwin Inc.	8,460	350,667
Alexander’s Inc.	370	136,704
Altisource Asset Management Corp. (a)	246	177,873
Altisource Portfolio Solutions SA (a)	2,532	290,117
Altisource Residential Corp.	9,958	259,207
Ambac Financial Group Inc. (a)	7,737	211,297
American Assets Trust Inc.	6,068	209,649
American Capital Mortgage Investment Corp.	8,959	179,359

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Equity Investment Life Holding Co.	12,888	$317,045
American National Bankshares Inc.	1,377	29,922
American Realty Capital Healthcare Trust	29,350	319,622
American Residential Properties Inc. (a)	5,491	102,956
Ameris Bancorp (a)	4,426	95,425
Amerisafe Inc.	3,253	132,300
Ames National Corp.	1,492	34,525
Amreit Inc. Class B	3,474	63,574
AmTrust Financial Services Inc.	5,232	218,750
Anworth Mortgage Asset Corp.	22,515	116,177
Apollo Commercial Real Estate Finance Inc.	7,872	129,809
Apollo Residential Mortgage Inc.	5,620	93,966
Ares Commercial Real Estate Corp.	4,889	60,672
Argo Group International Holdings Ltd.	4,550	232,551
Arlington Asset Investment Corp. Class A	3,136	85,707
Armada Hoffler Properties Inc.	3,494	33,822
Armour Residential REIT Inc.	62,553	270,854
Arrow Financial Corp.	1,928	50,012
Ashford Hospitality Prime Inc.	3,151	54,071
Ashford Hospitality Trust Inc.	12,091	139,530
Associated Estates Realty Corp.	10,105	182,092
Astoria Financial Corp.	15,104	203,149
Atlas Financial Holdings Inc. (a)	2,001	30,335
AV Homes Inc. (a)	1,911	31,245
Aviv REIT Inc.	3,384	95,327
Baldwin & Lyons Inc.	1,672	43,372
Banc of California Inc.	5,096	55,546
BancFirst Corp.	1,239	76,694
Banco Latinoamericano de Comercio Exterior SA	5,179	153,661
Bancorp Inc., The (a)	5,788	68,935
BancorpSouth Inc.	16,705	410,442
Bank Mutual Corp.	8,291	48,088
Bank of Kentucky Financial Corp., The	1,091	37,956
Bank of Marin Bancorp	1,022	46,593
Bank of the Ozarks Inc.	13,812	462,011
BankFinancial Corp.	3,388	37,810
Banner Corp.	3,412	135,218
BBCN Bancorp Inc.	13,853	220,955
BBX Capital Corp. Class A (a)	1,465	26,370
Beneficial Mutual Bancorp Inc. (a)	5,180	70,241
Berkshire Hills Bancorp Inc.	4,394	102,029
BGC Partners Inc. Class A	30,173	224,487
BNC Bancorp	3,427	58,499
BofI Holding Inc. (a)	2,467	181,250
Boston Private Financial Holdings Inc.	13,961	187,636
Bridge Bancorp Inc.	1,985	47,620
Bridge Capital Holdings (a)	1,736	42,029
Brookline Bancorp Inc.	12,401	116,197

30	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bryn Mawr Bank Corp.	2,426	$70,645
Calamos Asset Management Inc. Class A	2,906	38,911
Camden National Corp.	1,310	50,776
Campus Crest Communities Inc.	11,301	97,867
Capital Bank Financial Corp. Class A (a)	4,171	98,477
Capital City Bank Group Inc.	1,922	27,927
Capitol Federal Financial Inc.	24,944	303,319
Capstead Mortgage Corp.	16,758	220,368
Cardinal Financial Corp.	5,616	103,671
CareTrust REIT Inc. (a)	3,472	68,746
Cascade Bancorp (a)	5,651	29,442
Cash America International Inc.	4,898	217,618
CatchMark Timber Trust Inc. Class A	2,027	27,709
Cathay General Bancorp	13,859	354,236
Cedar Realty Trust Inc.	13,514	84,462
Center Bancorp Inc.	2,120	40,768
Centerstate Banks Inc.	6,092	68,230
Central Pacific Financial Corp.	2,999	59,530
Century Bancorp Inc. Class A	624	22,052
Chambers Street Properties	41,463	333,363
Charter Financial Corp.	3,993	44,322
Chatham Lodging Trust	4,696	102,842
Chemical Financial Corp.	5,179	145,426
Chesapeake Lodging Trust	8,712	263,364
CIFC Corp.	843	7,595
Citizens & Northern Corp.	2,227	43,404
Citizens Inc. (a)	7,759	57,417
City Holding Co.	2,743	123,764
Clifton Bancorp Inc.	4,406	55,824
CNB Financial Corp.	2,594	43,579
CNO Financial Group Inc.	37,883	674,317
CoBiz Financial Inc.	6,267	67,496
Cohen & Steers Inc.	3,381	146,668
Colony Financial Inc.	16,129	374,515
Columbia Banking System Inc.	9,137	240,394
Community Bank System Inc.	7,079	256,260
Community Trust Bancorp Inc.	2,702	92,462
CommunityOne Bancorp (a)	1,876	18,197
ConnectOne Bancorp Inc. (a)	711	35,472
Consolidated-Tomoka Land Co.	763	35,022
Consumer Portfolio Services Inc. (a)	3,593	27,379
CorEnergy Infrastructure Trust Inc.	5,366	39,762
Coresite Realty Corp.	3,671	121,400
Cousins Properties Inc.	34,329	427,396
Cowen Group Inc. Class A (a)	19,950	84,189
Crawford & Co. Class B	4,798	48,364
Credit Acceptance Corp. (a)	1,234	151,905
CU Bancorp (a)	1,723	32,858
CubeSmart	25,172	461,151
Customers Bancorp Inc. (a)	4,417	88,384
CVB Financial Corp.	18,300	293,349
CyrusOne Inc.	3,397	84,585
CYS Investments Inc.	28,417	256,321
DCT Industrial Trust Inc.	57,017	468,110
Diamond Hill Investment Group	496	63,349

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
DiamondRock Hospitality Co.	34,131	$437,559
Dime Community Bancshares	5,714	90,224
Donegal Group Inc.	1,325	20,272
DuPont Fabros Technology Inc.	11,124	299,903
Dynex Capital Inc.	9,791	86,650
Eagle Bancorp Inc. (a)	3,953	133,414
EastGroup Properties Inc.	5,460	350,696
Education Realty Trust Inc.	20,182	216,755
eHealth Inc. (a)	3,310	125,681
EMC Insurance Group Inc.	860	26,471
Empire State Realty Trust Inc. Class A	15,908	262,482
Employers Holdings Inc.	5,431	115,029
Encore Capital Group Inc. (a)	4,468	202,937
Enstar Group Ltd. (a)	1,487	224,136
Enterprise Bancorp Inc.	1,316	27,149
Enterprise Financial Services Corp.	3,501	63,228
EPR Properties	9,291	519,088
Equity One Inc.	10,724	252,979
ESB Financial Corp.	2,315	29,956
Essent Group Ltd. (a)	7,214	144,929
EverBank Financial Corp.	15,760	317,722
Evercore Partners Inc. Class A	5,752	331,545
Excel Trust Inc.	8,642	115,198
EZCORP Inc. Class A (a)	8,964	103,534
F.N.B. Corp.	28,757	368,665
FBL Financial Group Inc. Class A	1,655	76,130
FBR & Co. (a)	1,598	43,354
Federal Agricultural Mortgage Corp. Class C	1,813	56,348
Federated National Holding Co.	1,946	49,623
FelCor Lodging Trust Inc.	21,719	228,267
Fidelity & Guaranty Life	1,962	46,970
Fidelity Southern Corp.	2,817	36,593
Financial Engines Inc.	8,947	405,120
Financial Institutions Inc.	2,450	57,379
First American Financial Corp.	18,585	516,477
First Bancorp (North Carolina)	3,420	62,757
First BanCorp (Puerto Rico) (a)	17,931	97,545
First Bancorp Inc.	1,755	30,642
First Busey Corp.	12,780	74,252
First Business Financial Services Inc.	658	30,946
First Cash Financial Services Inc. (a)	5,044	290,484
First Citizens BancShares Inc. Class A	1,298	318,010
First Commonwealth Financial Corp.	16,481	151,955
First Community Bancshares Inc.	2,915	41,772
First Connecticut Bancorp Inc.	2,905	46,625
First Defiance Financial Corp.	1,708	49,020
First Financial Bancorp	10,084	173,546
First Financial Bankshares Inc.	11,144	349,587
First Financial Corp. Indiana	1,982	63,801
First Financial Northwest Inc.	2,676	29,088
First Industrial Realty Trust Inc.	19,196	361,653
First Interstate BancSystem Inc.	3,174	86,269
First Merchants Corp.	6,241	131,935
First Midwest Bancorp Inc.	13,111	223,280
First NBC Bank Holding Co. (a)	2,561	85,819

See accompanying notes to financial statements.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First of Long Island Corp., The	1,420	$55,494
First Potomac Realty Trust	10,446	137,052
FirstMerit Corp.	28,754	567,892
Flagstar Bancorp Inc. (a)	3,544	64,146
Flushing Financial Corp.	5,314	109,203
Forestar Group Inc. (a)	6,088	116,220
Fox Chase Bancorp	2,012	33,922
Franklin Financial Corp. (a)	1,673	36,304
Franklin Street Properties Corp.	15,772	198,412
FXCM Inc. Class A	7,885	117,960
Gain Capital Holdings Inc.	3,933	30,953
GAMCO Investors Inc.	1,106	91,853
Geo Group Inc., The	12,620	450,913
German American Bancorp Inc.	2,316	62,717
Getty Realty Corp.	4,516	86,165
GFI Group Inc.	13,072	43,399
Glacier Bancorp Inc.	12,905	366,244
Gladstone Commercial Corp.	2,766	49,428
Glimcher Realty Trust	25,347	274,508
Global Indemnity PLC (a)	1,445	37,556
Government Properties Income Trust	9,575	243,109
Gramercy Property Trust Inc.	20,355	123,148
Great Southern Bancorp Inc.	1,798	57,626
Green Dot Corp. Class A (a)	5,391	102,321
Greenhill & Co. Inc.	4,928	242,704
Greenlight Capital Re Ltd. Class A (a)	4,941	162,757
Guaranty Bancorp	2,674	37,169
Hallmark Financial Services Inc. (a)	2,453	26,370
Hampton Roads Bankshares Inc. (a)	5,921	10,243
Hancock Holding Co.	14,310	505,429
Hanmi Financial Corp.	5,569	117,395
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,745	53,703
Hatteras Financial Corp.	16,561	328,073
HCI Group Inc.	1,583	64,270
Healthcare Realty Trust Inc.	16,742	425,582
Heartland Financial USA Inc.	2,664	65,881
Heritage Commerce Corp.	3,696	30,196
Heritage Financial Corp.	5,183	83,394
Heritage Insurance Holdings Inc. (a)	1,138	17,309
Heritage Oaks Bancorp (a)	3,905	29,795
Hersha Hospitality Trust	35,097	235,501
HFF Inc. Class A	5,721	212,764
Highwoods Properties Inc.	15,694	658,363
Hilltop Holdings Inc. (a)	11,821	251,314
Home Bancshares Inc.	9,367	307,425
Home Loan Servicing Solutions Ltd.	12,390	281,625
HomeStreet Inc.	2,534	46,550
HomeTrust Bancshares Inc. (a)	3,533	55,715
Horace Mann Educators Corp.	7,074	221,204
Horizon Bancorp	1,597	34,878
Hudson Pacific Properties Inc.	9,527	241,414
Hudson Valley Holding Corp.	2,619	47,273
IBERIABANK Corp.	5,446	376,809
ICG Group Inc. (a)	7,150	149,292
Independence Holding Co.	1,475	20,842

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Independent Bank Corp. (Michigan)	3,325	$42,793
Independent Bank Group Inc.	1,571	87,458
Independent Bank Corp. (Massachusetts)	4,173	160,160
Infinity Property & Casualty Corp.	2,011	135,200
Inland Real Estate Corp.	15,498	164,744
International Bancshares Corp.	9,466	255,582
INTL FCStone Inc. (a)	2,680	53,386
Invesco Mortgage Capital	21,492	373,101
Investment Technology Group Inc. (a)	6,316	106,614
Investors Bancorp Inc.	62,090	686,094
Investors Real Estate Trust	18,924	174,290
iStar Financial Inc. (a)	14,824	222,064
Janus Capital Group Inc.	26,047	325,067
JGWPT Holdings Inc. Class A (a)	2,054	23,128
Kansas City Life Insurance Co.	656	29,835
KCG Holdings Inc. Class A (a)	9,284	110,294
Kearny Financial Corp. (a)	2,446	37,032
Kemper Corp.	8,018	295,543
Kennedy-Wilson Holdings Inc.	12,460	334,177
Kite Realty Group Trust	23,086	141,748
Ladder Capital Corp. Class A (a)	2,599	46,964
Ladenburg Thalmann Financial Services Inc. (a)	17,738	55,875
Lakeland Bancorp Inc.	6,746	72,857
Lakeland Financial Corp.	2,894	110,435
LaSalle Hotel Properties	18,117	639,349
Lexington Realty Trust	35,550	391,406
LTC Properties Inc.	6,087	237,636
Macatawa Bank Corp.	4,344	22,024
Mack-Cali Realty Corp.	15,285	328,322
Maiden Holdings Ltd.	8,759	105,896
MainSource Financial Group Inc.	3,567	61,531
Manning & Napier Inc.	2,470	42,632
Marcus & Millichap Inc. (a)	1,384	35,306
MarketAxess Holdings Inc.	6,575	355,444
Marlin Business Services Corp.	1,498	27,249
MB Financial Inc.	9,588	259,355
Meadowbrook Insurance Group Inc.	8,718	62,682
Medical Properties Trust Inc.	30,082	398,286
Mercantile Bank Corp.	2,846	65,116
Merchants Bancshares Inc.	933	29,837
Meridian Interstate Bancorp Inc. (a)	1,480	38,006
Meta Financial Group Inc.	1,047	41,880
Metro Bancorp Inc. (a)	2,500	57,800
MGIC Investment Corp. (a)	58,831	543,598
MidSouth Bancorp Inc.	1,500	29,835
MidWestOne Financial Group Inc.	1,263	30,299
Moelis & Co. (a)	1,268	42,617
Monmouth Real Estate Investment Corp. Class A	9,430	94,677
Montpelier Re Holdings Ltd.	6,820	217,899
NASB Financial Inc.	658	15,562
National Bank Holdings Corp. Class A	7,224	144,047
National Bankshares Inc.	1,265	39,076
National General Holdings Corp.	6,171	107,375
National Health Investors Inc.	5,720	357,843

32	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Interstate Corp.	1,192	$33,400
National Penn Bancshares Inc.	20,501	216,901
National Western Life Insurance Co.	393	98,018
Navigators Group Inc., The (a)	1,831	122,769
NBT Bancorp Inc.	7,616	182,936
Nelnet Inc. Class A	3,629	150,349
New Residential Investment Corp.	49,218	310,073
New York Mortgage Trust Inc.	15,944	124,523
New York REIT Inc.	30,426	336,512
NewBridge Bancorp (a)	5,706	45,990
NewStar Financial Inc. (a)	4,650	65,379
Nicholas Financial Inc.	1,897	27,241
NMI Holdings Inc. Class A (a)	8,657	90,898
Northfield Bancorp Inc.	9,372	122,867
Northrim BanCorp Inc.	1,205	30,812
Northwest Bancshares Inc.	16,499	223,891
OceanFirst Financial Corp.	2,352	38,949
OFG Bancorp	7,856	144,629
Old Line Bancshares Inc.	1,336	21,055
Old National Bancorp	18,319	261,595
OmniAmerican Bancorp Inc.	1,994	49,850
One Liberty Properties Inc.	2,135	45,561
OneBeacon Insurance Group Ltd. Class A	3,958	61,507
Oppenheimer Holdings Inc. Class A	1,768	42,414
Opus Bank (a)	822	23,887
Oritani Financial Corp.	8,010	123,274
Owens Realty Mortgage Inc.	1,781	34,640
Pacific Continental Corp.	3,249	44,609
Pacific Premier Bancorp Inc. (a)	2,950	41,566
Palmetto Bancshares Inc. (a)	810	11,656
Park National Corp.	2,200	169,840
Park Sterling Corp.	8,041	52,990
Parkway Properties Inc.	12,302	254,036
Peapack-Gladstone Financial Corp.	2,126	45,092
Pebblebrook Hotel Trust	11,091	409,923
Penns Woods Bancorp Inc.	855	40,270
Pennsylvania Real Estate Investment Trust	11,994	225,727
PennyMac Financial Services Inc. Class A (a)	2,351	35,712
PennyMac Mortgage Investment Trust	12,694	278,506
Peoples Bancorp Inc.	1,936	51,207
Peoples Financial Services Corp.	1,269	65,214
PHH Corp. (a)	9,994	229,662
Phoenix Companies Inc., The (a)	991	47,954
Physicians Realty Trust	5,867	84,426
PICO Holdings Inc. (a)	3,993	94,874
Pinnacle Financial Partners Inc.	6,172	243,671
Piper Jaffray Companies Inc. (a)	2,845	147,286
Platinum Underwriters Holdings Ltd.	4,682	303,628
Portfolio Recovery Associates Inc. (a)	8,714	518,744
Potlatch Corp.	7,076	292,946
Preferred Bank (a)	2,033	48,060
Primerica Inc.	9,501	454,623
PrivateBancorp Inc.	12,433	361,303
Prosperity Bancshares Inc.	12,096	757,210

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Provident Financial Services Inc.	10,497	$181,808
PS Business Parks Inc.	3,394	283,365
Pzena Investment Management Inc. Class A	1,958	21,851
QTS Realty Trust Inc. Class A	2,138	61,211
Radian Group Inc.	33,240	492,284
RAIT Financial Trust	14,371	118,848
Ramco-Gershenson Properties Trust	11,935	198,360
RCS Capital Corp. Class A	724	15,371
RE/MAX Holdings Inc. Class A	1,870	55,333
Redwood Trust Inc.	14,469	281,711
Regional Management Corp. (a)	1,824	28,217
Renasant Corp.	5,392	156,745
Republic Bancorp Inc. Class A	1,750	41,510
Republic First Bancorp Inc. (a)	5,192	26,168
Resource America Inc. Class A	2,181	20,392
Resource Capital Corp.	22,968	129,310
Retail Opportunity Investments Corp.	12,912	203,106
Rexford Industrial Realty Inc.	4,861	69,221
RLI Corp.	7,484	342,618
RLJ Lodging Trust	22,795	658,548
Rouse Properties Inc.	6,377	109,110
Ryman Hospitality Properties Inc.	7,570	364,496
S&T Bancorp Inc.	5,197	129,145
Sabra Health Care REIT Inc.	8,285	237,862
Safeguard Scientifics Inc. (a)	3,637	75,613
Safety Insurance Group Inc.	2,264	116,324
Sandy Spring Bancorp Inc.	4,382	109,156
Saul Centers Inc.	1,648	80,093
Seacoast Banking Corporation of Florida (a)	3,250	35,328
Select Income REIT	6,339	187,888
Selective Insurance Group Inc.	9,778	241,712
ServisFirst Bancshares Inc. (a)	100	8,643
Sierra Bancorp	2,151	33,986
Silver Bay Realty Trust Corp.	5,721	93,367
Silvercrest Asset Management Group Inc. Class A	988	17,003
Simmons First National Corp.	2,855	112,458
South State Corp.	4,198	256,078
Southside Bancshares Inc.	3,291	95,307
Southwest Bancorp Inc.	3,435	58,601
Sovran Self Storage Inc.	5,750	444,188
Springleaf Holdings Inc. (a)	4,248	110,236
Square 1 Financial Inc. Class A (a)	964	18,326
St. Joe Co., The (a)	6,564	166,923
STAG Industrial Inc.	8,986	215,754
Starwood Waypoint Residential Trust (a)	6,749	176,891
State Auto Financial Corp.	2,704	63,355
State Bank Financial Corp.	5,701	96,404
Sterling Bancorp	14,602	175,224
Stewart Information Services Corp.	3,741	116,008
Stifel Financial Corp. (a)	11,401	539,837
Stock Yards Bancorp Inc.	2,511	75,079
Stonegate Bank	1,675	42,210
Stonegate Mortgage Corp. (a)	2,436	33,982

See accompanying notes to financial statements.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Strategic Hotels & Resorts Inc. (a)	42,947	$502,909
Suffolk Bancorp (a)	2,040	45,512
Summit Hotel Properties Inc.	14,755	156,403
Sun Bancorp Inc. (a)	7,184	28,808
Sun Communities Inc.	7,159	356,805
Sunstone Hotel Investors Inc.	31,970	477,312
Susquehanna Bancshares Inc.	32,643	344,710
SWS Group Inc. (a)	5,173	37,659
Symetra Financial Corp.	13,109	298,099
Talmer Bancorp Inc. Class A (a)	3,159	43,563
Taylor Capital Group Inc. (a)	3,091	66,086
Tejon Ranch Co. (a)	2,373	76,387
Terreno Realty Corp.	5,662	109,446
Territorial Bancorp Inc.	1,574	32,865
Texas Capital Bancshares Inc. (a)	7,494	404,301
Third Point Reinsurance Ltd. (a)	9,782	149,273
Tiptree Financial Inc. Class A	1,139	9,909
Tompkins Financial Corp.	2,587	124,642
TowneBank	5,007	78,660
Trade Street Residential Inc.	3,081	23,077
Tree.com Inc. (a)	1,141	33,249
Trico Bancshares	2,833	65,556
Tristate Capital Holdings Inc. (a)	3,684	52,055
Trustco Bank Corp. NY	16,603	110,908
Trustmark Corp.	11,717	289,293
UMB Financial Corp.	6,529	413,873
UMH Properties Inc.	3,097	31,063
Umpqua Holdings Corp.	28,991	519,519
Union Bankshares Corp.	8,000	205,200
United Bankshares Inc.	11,950	386,343
United Community Banks Inc.	8,645	141,519
United Community Financial Corp. (a)	8,740	36,096
United Financial Bancorp Inc.	9,230	125,066
United Fire Group Inc.	3,589	105,229
United Insurance Holdings Corp.	2,848	49,156
Universal Health Realty Income Trust	2,159	93,873
Universal Insurance Holdings Inc.	5,380	69,779
Univest Corp. of Pennsylvania	2,876	59,533
Urstadt Biddle Properties Inc.	4,421	92,310
Valley National Bancorp	34,487	341,766
Vantagesouth Bancshares Inc. (a)	3,486	20,742
ViewPoint Financial Group Inc.	6,962	187,347
Virtus Investment Partners Inc. (a)	1,231	260,664
Walker & Dunlop Inc. (a)	3,161	44,602
Walter Investment Management Corp. (a)	6,558	195,297
Washington Federal Inc.	17,451	391,426
Washington Real Estate Investment Trust	11,629	302,121
Washington Trust Bancorp Inc.	2,586	95,087
Waterstone Financial Inc.	5,879	67,079
Webster Financial Corp.	15,716	495,683
WesBanco Inc.	4,587	142,380
West Bancorporation	2,667	40,618
Westamerica Bancorporation	4,576	239,233
Western Alliance Bancorp (a)	13,123	312,327

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Western Asset Mortgage Capital Corp.	7,215	$102,237
Westwood Holdings Group Inc.	1,282	76,971
Whitestone REIT	3,780	56,360
Wilshire Bancorp Inc.	12,186	125,150
Winthrop Realty Trust	6,276	96,337
Wintrust Financial Corp.	8,070	371,220
WisdomTree Investments Inc. (a)	18,701	231,144
World Acceptance Corp. (a)	1,453	110,370
WSFS Financial Corp.	1,526	112,420
Yadkin Financial Corp. (a)	2,436	45,894

		69,987,169

Health Care (13.10%)
Abaxis Inc.	3,910	173,245
Abiomed Inc. (a)	6,956	174,874
Acadia Healthcare Company Inc. (a)	6,317	287,424
ACADIA Pharmaceuticals Inc. (a)	13,760	310,838
Accelerate Diagnostics Inc. (a)	3,939	102,414
Acceleron Pharma Inc. (a)	2,854	96,950
Accuray Inc. (a)	13,270	116,776
AcelRx Pharmaceuticals Inc. (a)	4,377	44,864
Achaogen Inc. (a)	1,157	16,152
Achillion Pharmaceuticals Inc. (a)	16,900	127,933
Acorda Therapeutics Inc. (a)	7,220	243,386
Actinium Pharmaceuticals Inc. (a)	3,356	24,230
Adamas Pharmaceuticals Inc. (a)	475	8,683
Addus HomeCare Corp. (a)	1,101	24,750
Aegerion Pharmaceuticals Inc. (a)	5,106	163,852
Aerie Pharmaceuticals Inc. (a)	1,821	45,106
Affymetrix Inc. (a)	12,670	112,890
Agenus Inc. (a)	10,728	34,544
Agios Pharmaceuticals Inc. (a)	2,356	107,952
Air Methods Corp. (a)	6,812	351,840
Akebia Therapeutics Inc. (a)	1,351	37,544
Akorn Inc. (a)	10,839	360,397
Albany Molecular Research Inc. (a)	4,093	82,351
Alder Biopharmaceuticals Inc. (a)	1,378	27,656
Alimera Sciences Inc. (a)	4,523	27,048
Alliance HealthCare Services Inc. (a)	918	24,786
Almost Family Inc. (a)	1,495	33,010
AMAG Pharmaceuticals Inc. (a)	3,797	78,674
Amedisys Inc. (a)	4,793	80,235
AMN Healthcare Services Inc. (a)	8,052	99,040
Ampio Pharmaceuticals Inc. (a)	7,180	59,953
Amsurg Corp. (a)	5,657	257,789
Anacor Pharmaceuticals Inc. (a)	5,716	101,345
Analogic Corp.	2,159	168,920
Angiodynamics Inc. (a)	4,334	70,774
ANI Pharmaceuticals Inc. (a)	1,190	40,984
Anika Therapeutics Inc. (a)	2,506	116,103
Antares Pharma Inc. (a)	20,465	54,642
Applied Genetic Technologies Corp. (a)	833	19,242
Aratana Therapeutics Inc. (a)	4,200	65,562
Arena Pharmaceuticals Inc. (a)	38,300	224,438

34	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ARIAD Pharmaceuticals Inc. (a)	28,621	$182,316
Array Biopharma Inc. (a)	21,887	99,805
Arrowhead Research Corp. (a)	9,014	128,990
AtriCure Inc. (a)	4,752	87,342
Atrion Corp.	270	88,020
Auspex Pharmaceuticals Inc. (a)	1,361	30,309
Auxilium Pharmaceuticals Inc. (a)	8,743	175,385
AVANIR Pharmaceuticals Inc. Class A (a)	27,753	156,527
BioCryst Pharmaceuticals Inc. (a)	12,163	155,078
BioDelivery Sciences International Inc. (a)	7,270	87,749
Bio-Path Holdings Inc. (a)	12,497	38,116
Bio-Reference Laboratories Inc. (a)	4,281	129,372
BioScrip Inc. (a)	11,840	98,746
BioSpecifics Technologies Corp. (a)	611	16,473
BioTelemetry Inc. (a)	4,494	32,222
BioTime Inc. (a)	8,910	27,176
Bluebird Bio Inc. (a)	3,305	127,474
Cambrex Corp. (a)	5,355	110,848
Cantel Medical Corp.	5,888	215,619
Capital Senior Living Corp. (a)	5,057	120,559
Cara Therapeutics Inc. (a)	979	16,663
Cardiovascular Systems Inc. (a)	4,806	149,755
Castlight Health Inc. Class B (a)	2,239	34,033
Celldex Therapeutics Inc. (a)	15,559	253,923
Cellular Dynamics International Inc. (a)	1,647	23,997
Cempra Inc. (a)	3,940	42,276
Cepheid Inc. (a)	12,119	580,985
Cerus Corp. (a)	12,679	52,618
Chemed Corp.	3,049	285,752
ChemoCentryx Inc. (a)	4,531	26,506
Chimerix Inc. (a)	4,669	102,438
Chindex International Inc. (a)	2,398	56,809
Clovis Oncology Inc. (a)	4,291	177,690
Computer Programs & Systems Inc.	1,948	123,893
Conmed Corp.	4,739	209,227
Corcept Therapeutics Inc. (a)	9,511	26,631
Corvel Corp. (a)	1,952	88,191
Cross Country Healthcare Inc. (a)	5,341	34,823
CryoLife Inc.	4,962	44,410
CTI BioPharma Corp. (a)	23,320	65,529
Cyberonics Inc. (a)	4,675	292,000
Cynosure Inc. Class A (a)	3,858	81,983
Cytokinetics Inc. (a)	5,883	28,121
Cytori Therapeutics Inc. (a)	11,722	28,016
CytRx Corp. (a)	9,644	40,312
Dendreon Corp. (a)	27,696	63,701
DepoMed Inc. (a)	10,158	141,196
Derma Sciences Inc. (a)	3,901	45,096
Dexcom Inc. (a)	13,025	516,572
Dicerna Pharmaceuticals Inc. (a)	638	14,400
Durata Therapeutics Inc. (a)	2,704	46,049
Dyax Corp. (a)	23,685	227,376
Dynavax Technologies Corp. (a)	45,998	73,597
Egalet Corp. (a)	752	9,866
Eleven Biotherapeutics Inc. (a)	817	10,768

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Emergent Biosolutions Inc. (a)	5,064	$113,737
Emeritus Corp. (a)	6,540	206,991
Enanta Pharmaceuticals Inc. (a)	1,795	77,311
Endocyte Inc. (a)	6,481	42,710
Endologix Inc. (a)	11,120	169,135
Ensign Group Inc., The	3,472	107,910
Enzo Biochem Inc. (a)	5,861	30,770
Epizyme Inc. (a)	2,214	68,900
Esperion Therapeutics Inc. (a)	871	13,797
Exact Sciences Corp. (a)	14,440	245,913
Exactech Inc. (a)	1,714	43,244
ExamWorks Group Inc. (a)	6,030	191,332
Exelixis Inc. (a)	34,004	115,274
Five Prime Therapeutics Inc. (a)	2,970	46,184
Five Star Quality Care Inc. (a)	7,511	37,630
Flexion Therapeutics Inc. (a)	821	11,067
Fluidigm Corp. (a)	4,874	143,296
Foundation Medicine Inc. (a)	2,419	65,216
Furiex Pharmaceuticals Inc. (a)	1,244	132,088
Galectin Therapeutics Inc. (a)	3,110	42,949
Galena Biopharma Inc. (a)	20,554	62,895
GenMark Diagnostics Inc. (a)	7,196	97,362
Genocea Biosciences Inc. (a)	708	13,275
Genomic Health Inc. (a)	2,925	80,145
Gentiva Health Services Inc. (a)	5,500	82,830
Geron Corp. (a)	27,177	87,238
Globus Medical Inc. Class A (a)	11,420	273,166
Greatbatch Inc. (a)	4,336	212,724
Haemonetics Corp. (a)	9,030	318,578
Halozyme Therapeutics Inc. (a)	17,966	177,504
Hanger Inc. (a)	6,106	192,034
Healthsouth Corp.	15,330	549,887
HealthStream Inc. (a)	3,664	89,035
Healthways Inc. (a)	5,497	96,417
HeartWare International Inc. (a)	2,957	261,694
Heron Therapeutics Inc. (a)	3,316	40,853
HMS Holdings Corp. (a)	15,259	311,436
Horizon Pharma Inc. (a)	11,331	179,256
Hyperion Therapeutics Inc. (a)	2,358	61,544
ICU Medical Inc. (a)	2,323	141,262
Idenix Pharmaceuticals Inc. (a)	20,438	492,556
Idera Pharmaceuticals Inc. (a)	10,399	30,157
ImmunoGen Inc. (a)	14,899	176,553
Immunomedics Inc. (a)	14,409	52,593
Impax Laboratories Inc. (a)	12,206	366,058
Infinity Pharmaceuticals Inc. (a)	8,478	108,010
Inogen Inc. (a)	901	20,327
Inovio Pharmaceuticals Inc. (a)	10,437	112,824
Insmed Inc. (a)	6,819	136,244
Insulet Corp. (a)	9,634	382,181
Insys Therapeutics Inc. (a)	1,737	54,247
Integra LifeSciences Holdings Corp. (a)	4,326	203,582
InterMune Inc. (a)	17,203	759,512
Intra-Cellular Therapies Inc. (a)	2,927	49,349
Intrexon Corp. (a)	6,181	155,329
Invacare Corp.	5,593	102,743

See accompanying notes to financial statements.	35

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
IPC The Hospitalist Co. (a)	3,000	$132,660
Ironwood Pharmaceuticals Inc. (a)	20,765	318,327
Isis Pharmaceuticals Inc. (a)	20,443	704,261
K2M Group Holdings Inc. (a)	1,491	22,186
Karyopharm Therapeutics Inc. (a)	2,151	100,129
Keryx Biopharmaceuticals Inc. (a)	15,902	244,573
Kindred Biosciences Inc. (a)	1,881	35,062
Kindred Healthcare Inc.	9,530	220,143
KYTHERA Biopharmaceuticals Inc. (a)	3,021	115,916
Landauer Inc.	1,635	68,670
Lannett Company Inc. (a)	4,471	221,851
LDR Holding Corp. (a)	2,864	71,629
Lexicon Pharmaceuticals Inc. (a)	39,850	64,158
LHC Group Inc. (a)	2,169	46,352
Ligand Pharmaceuticals Inc. Class B (a)	3,604	224,493
Luminex Corp. (a)	6,562	112,538
MacroGenics Inc. (a)	3,455	75,077
Magellan Health Inc. (a)	4,785	297,818
MannKind Corp. (a)	39,640	435,644
Masimo Corp. (a)	8,425	198,830
MedAssets Inc. (a)	10,624	242,652
Medicines Co., The (a)	11,317	328,872
Medidata Solutions Inc. (a)	9,418	403,185
Merge Healthcare Inc. (a)	12,151	27,583
Meridian Bioscience Inc.	7,250	149,640
Merit Medical Systems Inc. (a)	7,488	113,069
Merrimack Pharmaceuticals Inc. (a)	17,026	124,120
MiMedx Group Inc. (a)	16,403	116,297
Mirati Therapeutics Inc. (a)	1,216	24,320
Molina Healthcare Inc. (a)	5,238	233,772
Momenta Pharmaceuticals Inc. (a)	8,410	101,593
MWI Veterinary Supply Inc. (a)	2,238	317,774
NanoString Technologies Inc. (a)	1,716	25,654
NanoViricides Inc. (a)	6,854	28,992
National Healthcare Corp.	1,796	101,097
National Research Corp. Class A (a)	1,572	21,992
National Research Corp. Class B (a)	241	9,409
Natus Medical Inc. (a)	5,612	141,086
Navidea Biopharmaceuticals Inc. (a)	25,999	38,479
Nektar Therapeutics (a)	22,126	283,655
Neogen Corp. (a)	6,383	258,320
NeoStem Inc. (a)	4,029	26,269
Neuralstem Inc. (a)	11,874	50,108
Neurocrine Biosciences Inc. (a)	13,239	196,467
NewLink Genetics Corp. (a)	3,444	91,438
Northwest Biotherapeutics Inc. (a)	6,163	41,354
Novavax Inc. (a)	36,380	168,076
NPS Pharmaceuticals Inc. (a)	18,491	611,128
NuVasive Inc. (a)	8,114	288,615
NxStage Medical Inc. (a)	10,723	154,090
Ohr Pharmaceutical Inc. (a)	3,618	34,407
Omeros Corp. (a)	5,936	103,286
Omnicell Inc. (a)	6,394	183,572
OncoMed Pharmaceuticals Inc. (a)	2,177	50,724
Oncothyreon Inc. (a)	12,061	39,078

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Ophthotech Corp. (a)	2,413	$102,094
Opko Health Inc. (a)	34,251	302,779
OraSure Technologies Inc. (a)	9,685	83,388
Orexigen Therapeutics Inc. (a)	20,355	125,794
Organovo Holdings Inc. (a)	10,802	90,197
Orthofix International NV (a)	3,202	116,072
Osiris Therapeutics Inc. (a)	3,276	51,171
OvaScience Inc. (a)	2,620	24,025
Owens & Minor Inc.	10,957	372,319
Oxford Immunotec Global PLC (a)	2,212	37,228
Pacific Biosciences of California Inc. (a)	9,965	61,584
Pacira Pharmaceuticals Inc. (a)	6,201	569,624
Pain Therapeutics Inc. (a)	6,414	36,880
Parexel International Corp. (a)	9,894	522,799
PDL BioPharma Inc.	28,002	271,059
Peregrine Pharmaceuticals Inc. (a)	30,612	57,551
Pernix Therapeutics Holdings Inc. (a)	5,757	51,698
PharMerica Corp. (a)	5,226	149,411
Phibro Animal Health Corp. Class A (a)	2,498	54,831
PhotoMedex Inc. (a)	2,379	29,143
Portola Pharmaceuticals Inc. (a)	6,393	186,548
Pozen Inc.	4,917	40,959
Prestige Brands Holdings Inc. (a)	9,022	305,756
Progenics Pharmaceuticals Inc. (a)	12,124	52,254
Prothena Corp. PLC (a)	3,807	85,848
Providence Service Corp. (a)	1,990	72,814
PTC Therapeutics Inc. (a)	3,852	100,691
Puma Biotechnology Inc. (a)	4,045	266,970
Quality Systems Inc.	8,622	138,383
Quidel Corp. (a)	5,012	110,815
Radnet Inc. (a)	5,609	37,188
Raptor Pharmaceutical Corp. (a)	10,888	125,756
Receptos Inc. (a)	2,685	114,381
Regado Bioscience Inc. (a)	2,615	17,756
Regulus Therapeutics Inc. (a)	2,339	18,806
Relypsa Inc. (a)	2,924	71,112
Repligen Corp. (a)	5,603	127,692
Repros Therapeutics Inc. (a)	4,035	69,806
Retrophin Inc. (a)	3,705	43,497
Revance Therapeutics Inc. (a)	1,243	42,262
Rigel Pharmaceuticals Inc. (a)	15,301	55,543
Rockwell Medical Inc. (a)	7,061	84,661
RTI Surgical Inc. (a)	9,982	43,422
Sagent Pharmaceuticals Inc. (a)	3,782	97,803
Sangamo BioSciences Inc. (a)	11,844	180,858
Sarepta Therapeutics Inc. (a)	7,087	211,122
SciClone Pharmaceuticals Inc. (a)	9,105	47,892
Select Medical Holdings Corp.	13,613	212,363
Sequenom Inc. (a)	20,561	79,571
Skilled Healthcare Group Inc. Class A (a)	3,970	24,971
Spectranetics Corp., The (a)	7,246	165,788
Spectrum Pharmaceuticals Inc. (a)	11,425	92,885
STAAR Surgical Co. (a)	6,714	112,795
Stemline Therapeutics Inc. (a)	2,005	29,413

36	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
STERIS Corp.	10,273	$549,400
Sucampo Pharmaceuticals Inc. Class A (a)	2,985	20,596
Sunesis Pharmaceuticals Inc. (a)	8,578	55,929
Supernus Pharmaceuticals Inc. (a)	5,062	55,429
Surgical Care Affiliates Inc. (a)	2,171	63,133
SurModics Inc. (a)	2,395	51,301
Symmetry Medical Inc. (a)	6,563	58,148
Synageva BioPharma Corp. (a)	3,723	390,170
Synergy Pharmaceuticals Inc. (a)	16,235	66,076
Synta Pharmaceuticals Corp. (a)	10,030	41,023
Tandem Diabetes Care Inc. (a)	1,502	24,423
Team Health Holdings Inc. (a)	12,220	610,267
Tesaro Inc. (a)	3,349	104,187
Tetraphase Pharmaceuticals Inc. (a)	3,813	51,437
TG Therapeutics Inc. (a)	4,071	38,227
TherapeuticsMD Inc. (a)	17,457	77,160
Theravance Biopharma Inc. (a)	4,087	130,294
Theravance Inc. (a)	14,297	425,765
Thoratec Corp. (a)	9,882	344,487
Threshold Pharmaceuticals Inc. (a)	9,052	35,846
Tornier NV (a)	6,159	143,997
TransEnterix Inc. (a)	4,904	24,716
Triple-S Management Corp. Class B (a)	4,265	76,471
TriVascular Technologies Inc. (a)	1,255	19,540
U.S. Physical Therapy Inc.	2,147	73,406
Ultragenyx Pharmaceutical Inc. (a)	1,151	51,668
Unilife Corp. (a)	18,251	54,023
Universal American Corp.	7,162	59,659
Utah Medical Products Inc.	646	33,230
Vanda Pharmaceuticals Inc. (a)	5,928	95,915
Vascular Solutions Inc. (a)	2,963	65,749
Veracyte Inc. (a)	1,106	18,935
Verastem Inc. (a)	3,605	32,661
Versartis Inc. (a)	1,195	33,508
Vital Therapies Inc. (a)	893	24,325
VIVUS Inc. (a)	15,735	83,710
Vocera Communications Inc. (a)	3,929	51,863
Volcano Corp. (a)	8,947	157,557
WellCare Health Plans Inc. (a)	7,629	569,581
West Pharmaceutical Services Inc.	12,286	518,223
Wright Medical Group Inc. (a)	8,668	272,175
Xencor Inc. (a)	2,606	30,282
Xenoport Inc. (a)	10,118	48,870
XOMA Corp. (a)	14,566	66,858
Zeltiq Aesthetics Inc. (a)	5,033	76,451
ZIOPHARM Oncology Inc. (a)	14,460	58,274
Zogenix Inc. (a)	21,289	42,791

		40,555,632

Industrials (13.81%)
Aaon Inc.	4,900	164,250
AAR Corp.	6,878	189,558
ABM Industries Inc.	9,682	261,220
Acacia Research Corp.	8,764	155,561
Acco Brands Corp. (a)	19,933	127,771

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Accuride Corp. (a)	7,027	$34,362
Aceto Corp.	4,986	90,446
Actuant Corp. Class A (c)	12,351	426,974
Advisory Board Co., The (a)	6,372	330,070
Aegion Corp. (a)	6,618	154,001
Aerovironment Inc. (a)	3,310	105,258
Air Transport Services Group Inc. (a)	9,172	76,770
Aircastle Ltd.	11,247	199,859
Alamo Group Inc.	1,255	67,883
Albany International Corp. Class A	4,894	185,776
Allegiant Travel Co.	2,399	282,530
Altra Industrial Motion Corp.	4,712	171,470
Ameresco Inc. Class A (a)	3,651	25,667
American Railcar Industries Inc.	1,643	111,346
American Science & Engineering Inc.	1,374	95,617
American Woodmark Corp. (a)	2,117	67,469
Apogee Enterprises Inc.	5,067	176,636
Applied Industrial Technologies Inc.	7,253	367,945
ARC Document Solutions Inc. (a)	7,090	41,547
ARC Group Worldwide Inc. (a)	522	7,934
ArcBest Corp.	4,534	197,274
Argan Inc.	2,192	81,740
Astec Industries Inc.	3,279	143,883
Astronics Corp. (a)	2,708	152,867
Atlas Air Worldwide Holdings Inc. (a)	4,398	162,066
AZZ Inc.	4,449	205,010
Baltic Trading Ltd.	8,444	50,495
Barnes Group Inc.	9,420	363,047
Barrett Business Services Inc.	1,255	58,985
Beacon Roofing Supply Inc. (a)	8,571	283,872
Blount International Inc. (a)	8,663	122,235
Brady Corp.	8,276	247,204
Briggs & Stratton Corp.	8,131	166,360
Brink’s Co., The	8,413	237,415
Builders FirstSource Inc. (a)	8,015	59,952
CAI International Inc. (a)	3,006	66,162
Capstone Turbine Corp. (a)	57,508	86,837
Casella Waste Systems Inc. Class A (a)	6,749	33,812
CBIZ Inc. (a)	7,083	63,959
CDI Corp.	2,505	36,097
CECO Environmental Corp.	3,576	55,750
Celadon Group Inc.	3,621	77,200
Cenveo Inc. (a)	9,868	36,610
Chart Industries Inc. (a)	5,297	438,274
CIRCOR International Inc.	3,073	237,020
Civeo Corp. (a)	16,258	406,938
Clarcor Inc.	8,758	541,682
Columbus McKinnon Corp.	3,480	94,134
Comfort Systems USA Inc.	6,561	103,664
Commercial Vehicle Group Inc. (a)	4,569	45,873
Continental Building Products Inc. (a)	2,086	32,124
Corporate Executive Board Co., The	5,882	401,270
Corporate Resource Services Inc. (a)	2,793	8,323
CRA International Inc. (a)	1,772	40,845
Cubic Corp.	3,561	158,500
Curtiss-Wright Corp.	8,378	549,262

See accompanying notes to financial statements.	37

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Deluxe Corp.	8,711	$510,290
DigitalGlobe Inc. (a)	13,131	365,042
Douglas Dynamics Inc.	3,894	68,612
Ducommun Inc. (a)	1,875	48,994
DXP Enterprises Inc. (a)	2,247	169,738
Dycom Industries Inc. (a)	5,937	185,887
Dynamic Materials Corp.	2,415	53,444
Echo Global Logistics Inc. (a)	4,043	77,504
EMCOR Group Inc.	11,695	520,778
Encore Wire Corp.	3,603	176,691
Energy Recovery Inc. (a)	6,819	33,549
EnerSys	8,159	561,258
Engility Holdings Inc. (a)	3,067	117,343
Ennis Inc.	4,570	69,738
Enphase Energy Inc. (a)	3,186	27,240
EnPro Industries Inc. (a)	3,954	289,275
Erickson Inc. (a)	988	16,055
ESCO Technologies Inc.	4,624	160,175
Esterline Technologies Corp. (a)	5,532	636,844
ExOne Co., The (a)	1,722	68,226
Exponent Inc.	2,285	169,341
Federal Signal Corp.	10,957	160,520
Forward Air Corp.	5,402	258,486
Franklin Covey Co. (a)	1,870	37,643
Franklin Electric Co. Inc.	8,290	334,336
Freightcar America Inc.	2,126	53,235
FTI Consulting Inc. (a)	7,105	268,711
FuelCell Energy Inc. (a)	38,355	92,052
Furmanite Corp. (a)	6,590	76,708
G&K Services Inc. Class A	3,466	180,475
GenCorp Inc. (a)	10,432	199,251
Generac Holdings Inc. (a)	11,959	582,882
General Cable Corp.	8,457	217,007
General Finance Corp. (a)	1,823	17,318
Gibraltar Industries Inc. (a)	5,396	83,692
Global Brass & Copper Holdings Inc.	3,669	62,006
Global Power Equipment Group Inc.	3,013	48,690
Gorman-Rupp Co., The	3,290	116,367
GP Strategies Corp. (a)	2,582	66,822
GrafTech International Ltd. (a)	20,467	214,085
Graham Corp.	1,789	62,275
Granite Construction Inc.	6,795	244,484
Great Lakes Dredge & Dock Co. (a)	10,403	83,120
Greenbrier Companies Inc., The (a)	4,795	276,192
Griffon Corp.	6,968	86,403
H&E Equipment Services Inc. (a)	5,434	197,472
Harsco Corp.	13,967	371,941
Hawaiian Holdings Inc. (a)	7,871	107,911
Healthcare Services Group Inc.	12,212	359,521
Heartland Express Inc.	9,426	201,151
Heico Corp.	11,566	600,738
Heidrick & Struggles International Inc.	3,241	59,958
Heritage-Crystal Clean Inc. (a)	1,624	31,879
Herman Miller Inc.	10,306	311,653
Hill International Inc. (a)	4,088	25,468
Hillenbrand Inc.	10,879	354,873

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
HNI Corp.	7,844	$306,779
Houston Wire & Cable Co.	3,153	39,129
Hub Group Inc. (a)	6,410	323,064
Hurco Companies Inc.	1,117	31,499
Huron Consulting Group Inc. (a)	4,098	290,220
Hyster-Yale Materials Handling Inc.	1,786	158,132
ICF International Inc. (a)	3,478	122,982
Innerworkings Inc. (a)	6,231	52,964
Insperity Inc.	3,947	130,251
Insteel Industries Inc.	3,154	61,976
Interface Inc.	11,511	216,867
International Shipholding Corp.	1,022	23,424
Jetblue Airways Corp. (a)	43,241	469,165
John Bean Technologies Corp.	5,069	157,088
Kadant Inc.	1,950	74,978
Kaman Corp.	4,753	203,096
Kelly Services Inc. Class A	4,794	82,313
Keyw Holding Corp., The (a)	5,753	72,315
Kforce Inc.	4,775	103,379
Kimball International Inc. Class B	5,862	98,013
Knight Transportation Inc.	10,412	247,493
Knightsbridge Tankers Ltd.	5,807	82,401
Knoll Inc.	8,454	146,508
Korn/Ferry International (a)	8,655	254,197
Kratos Defense & Security Solutions Inc. (a)	7,885	61,503
L.B. Foster Co. Class A	1,799	97,362
Layne Christensen Co. (a)	3,543	47,122
Lindsay Corp.	2,234	188,706
LMI Aerospace Inc. (a)	1,918	25,087
LSI Industries Inc.	3,913	31,226
Lydall Inc. (a)	2,964	81,125
Manitex International Inc. (a)	2,440	39,626
Marten Transport Ltd.	4,171	93,222
Masonite International Corp. (a)	5,100	286,926
MasTec Inc. (a)	10,769	331,901
Matson Inc.	7,488	200,978
McGrath Rentcorp	4,502	165,448
Meritor Inc. (a)	17,048	222,306
Miller Industries Inc.	1,959	40,316
Mistras Group Inc. (a)	2,853	69,956
Mobile Mini Inc.	8,102	388,005
Moog Inc. Class A (a)	7,738	564,023
MSA Safety Inc.	5,115	294,010
Mueller Industries Inc.	9,854	289,806
Mueller Water Products Inc. (c)	27,635	238,766
Multi-Color Corp.	2,167	86,702
MYR Group Inc. (a)	3,761	95,266
National Presto Industries Inc.	834	60,749
Navigant Consulting Inc. (a)	8,582	149,756
Navios Maritime Holdings Inc.	13,700	138,644
NCI Building Systems Inc. (a)	4,852	94,274
NL Industries Inc.	1,105	10,265
NN Inc.	3,095	79,170
Norcraft Companies Inc. (a)	1,399	20,020
Nortek Inc. (a)	1,593	142,988

38	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Northwest Pipe Co. (a)	1,641	$66,182
Omega Flex Inc.	508	9,967
On Assignment Inc. (a)	9,433	335,532
Orbital Sciences Corp. (a)	10,537	311,368
Orion Marine Group Inc. (a)	4,912	53,197
P.A.M. Transportation Services Inc. (a)	530	14,819
Park-Ohio Holdings Corp.	1,532	89,025
Patrick Industries Inc. (a)	1,412	65,785
Patriot Transportation Holding Inc. (a)	1,156	40,425
Paylocity Holding Corp. (a)	1,439	31,126
Pendrell Corp. (a)	29,452	51,836
Performant Financial Corp. (a)	5,085	51,358
PGT Inc. (a)	8,140	68,946
Pike Corp. (a)	4,625	41,440
Plug Power Inc. (a)	29,026	135,842
Ply Gem Holdings Inc. (a)	3,632	36,683
Polypore International Inc. (a)	7,848	374,585
Powell Industries Inc.	1,609	105,196
Power Solutions International Inc. (a)	774	55,705
PowerSecure International Inc. (a)	3,913	38,113
Preformed Line Products Co.	463	24,923
Primoris Services Corp.	6,581	189,796
Proto Labs Inc. (a)	3,932	322,109
Quad Graphics Inc.	4,743	106,101
Quality Distribution Inc. (a)	4,751	70,600
Quanex Building Products Corp.	6,534	116,763
Quest Resource Holding Corp. (a)	1,963	10,227
Raven Industries Inc.	6,342	210,174
RBC Bearings Inc.	4,044	259,018
Republic Airways Holdings Inc. (a)	8,697	94,275
Resources Connection Inc.	6,690	87,706
Revolution Lighting Technologies Inc. (a)	5,537	12,735
Rexnord Corp. (a)	13,034	366,907
Roadrunner Transportation Systems Inc. (a)	4,829	135,695
RPX Corp. (a)	9,141	162,253
Rush Enterprises Inc. Class A (a)	5,986	207,535
Safe Bulkers Inc.	6,669	65,089
Saia Inc. (a)	4,281	188,064
Schawk Inc.	2,130	43,367
Scorpio Bulkers Inc. (a)	23,465	208,838
SIFCO Industries Inc.	407	12,698
Simpson Manufacturing Co. Inc.	7,177	260,956
SkyWest Inc.	8,882	108,538
Sparton Corp. (a)	1,757	48,739
Standard Plus Corp. (a)	2,695	57,646
Standex International Corp.	2,226	165,792
Steelcase Inc.	14,391	217,736
Sterling Construction Company Inc. (a)	3,266	30,635
Stock Building Supply Holdings Inc. (a)	2,489	49,108
Sun Hydraulics Corp.	3,849	156,269
Swift Transportation Co. (a)	14,811	373,682
TAL International Group Inc.	5,914	262,345
Taser International Inc. (a)	9,377	124,714
Team Inc. (a)	3,575	146,646
Teledyne Technologies Inc. (a)	6,526	634,131

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Tennant Co.	3,199	$244,148
Tetra Tech Inc.	11,301	310,778
Textainer Group Holdings Ltd.	3,729	144,014
Thermon Group Holdings Inc. (a)	5,521	145,313
Titan International Inc.	7,677	129,127
Titan Machinery Inc. (a)	2,984	49,117
Trex Co. Inc. (a)	5,853	168,683
TriMas Corp. (a)	7,868	300,007
TriNet Group Inc. (a)	2,710	65,230
TrueBlue Inc. (a)	7,195	198,366
Tutor Perini Corp. (a)	6,483	205,770
Twin Disc Inc.	1,446	47,790
Ultrapetrol Bahamas Ltd. (a)	3,877	11,515
UniFirst Corp.	2,565	271,890
United Stationers Inc.	6,848	283,987
Universal Forest Products Inc.	3,492	168,559
Universal Truckload Services Inc.	1,110	28,150
US Ecology Inc.	3,756	183,856
USA Truck Inc. (a)	1,060	19,705
UTi Worldwide Inc.	16,001	165,450
Viad Corp.	3,609	86,039
Vicor Corp. (a)	2,911	24,394
VSE Corp.	726	51,052
Wabash National Corp. (a)	12,012	171,171
WageWorks Inc. (a)	6,099	294,033
Watsco Inc.	4,487	461,084
Watts Water Technologies Inc.	4,949	305,502
Werner Enterprises Inc.	7,793	206,592
Wesco Aircraft Holdings Inc. (a)	9,061	180,858
West Corp.	6,650	178,220
Woodward Inc.	11,524	578,274
Xerium Technologies Inc. (a)	1,876	26,189
XPO Logistics Inc. (a)	9,143	261,673
YRC Worldwide Inc. (a)	5,451	153,228

		42,748,201

Information Technology (17.57%)
A10 Networks Inc. (a)	2,184	29,042
ACI Worldwide Inc. (a)	6,607	368,869
Actuate Corp. (a)	8,103	38,651
Acxiom Corp. (a)	13,364	289,865
Adtran Inc.	9,822	221,584
Advanced Energy Industries Inc. (a)	7,136	137,368
Advent Software Inc.	8,934	290,980
Aeroflex Holding Corp. (a)	3,463	36,362
Aerohive Networks Inc. (a)	1,600	13,152
Agilysys Inc. (a)	2,601	36,622
Alliance Fiber Optic Products Inc.	2,179	39,440
Alpha & Omega Semiconductor Ltd. (a)	3,622	33,576
Ambarella Inc. (a)	5,002	155,962
Amber Road Inc. (a)	1,521	24,534
American Software Inc. Class A	4,420	43,670
Amkor Technology Inc. (a)	14,784	165,285
Angie’s List Inc. (a)	7,642	91,245
Anixter International Inc.	4,723	472,631

See accompanying notes to financial statements.	39

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Applied Micro Circuits Corp. (a)	13,515	$146,097
Applied Optoelectronics Inc. (a)	2,548	59,114
Aruba Networks Inc. (a)	18,595	325,784
Aspen Technology Inc. (a)	16,024	743,514
Audience Inc. (a)	2,389	28,572
AVG Technologies NV (a)	6,049	121,766
Axcelis Technologies Inc. (a)	19,078	38,156
Badger Meter Inc.	2,516	132,467
Bankrate Inc. (a)	11,638	204,131
Barracuda Networks Inc. (a)	1,376	42,684
Bazaarvoice Inc. (a)	8,768	69,180
Bel Fuse Inc.	1,736	44,563
Belden Inc.	7,584	592,765
Benchmark Electronics Inc. (a)	9,383	239,079
Benefitfocus Inc. (a)	859	39,703
Black Box Corp.	2,723	63,827
Blackbaud Inc.	8,036	287,207
Blackhawk Network Holdings Inc. (a)	9,123	257,451
Blucora Inc. (a)	7,386	139,374
Borderfree Inc. (a)	1,016	16,835
Bottomline Technologies Inc. (a)	6,840	204,653
Brightcove Inc. (a)	5,561	58,613
BroadSoft Inc. (a)	4,963	130,974
Brooks Automation Inc.	11,651	125,481
Cabot Microelectronics Corp. (a)	4,197	187,396
CACI International Inc. Class A (a)	4,085	286,808
CalAmp Corp. (a)	6,258	135,548
Calix Inc. (a)	7,258	59,370
Callidus Software Inc. (a)	7,972	95,186
Carbonite Inc. (a)	3,031	36,281
Cardtronics Inc. (a)	7,744	263,916
Care.com Inc. (a)	1,162	14,711
Cascade Microtech Inc. (a)	2,169	29,629
Cass Information Systems Inc.	1,982	98,069
Cavium Inc. (a)	9,203	457,021
CEVA Inc. (a)	3,630	53,615
ChannelAdvisor Corp. (a)	3,597	94,817
Checkpoint Systems Inc. (a)	7,281	101,861
Ciber Inc. (a)	13,302	65,712
Ciena Corp. (a)	18,265	395,620
Cinedigm Corp. Class A (a)	13,109	32,641
Cirrus Logic Inc. (a)	10,803	245,660
Clearfield Inc. (a)	1,960	32,908
Cognex Corp. (a)	15,110	580,224
Coherent Inc. (a)	4,335	286,847
Cohu Inc.	4,535	48,524
CommVault Systems Inc. (a)	8,211	403,735
Computer Task Group Inc.	2,653	43,668
Compuware Corp.	38,054	380,159
comScore Inc. (a)	6,054	214,796
Comtech Telecommunications Corp.	2,675	99,858
Comverse Inc. (a)	3,889	103,759
Constant Contact Inc. (a)	5,499	176,573
Control4 Corp. (a)	1,968	38,494
Convergys Corp.	17,652	378,459
Conversant Inc. (a)	11,672	296,469

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Cornerstone OnDemand Inc. (a)	9,245	$425,455
Covisint Corp. (a)	1,212	5,890
Cray Inc. (a)	7,092	188,647
CSG Systems International Inc.	5,943	155,172
CTS Corp.	5,894	110,218
CUI Global Inc. (a)	3,504	29,434
Cvent Inc. (a)	3,111	90,499
Cyan Inc. (a)	4,632	18,667
Cypress Semiconductor Corp.	27,449	299,469
Daktronics Inc.	6,536	77,909
Datalink Corp. (a)	3,452	34,520
Dealertrack Technologies Inc. (a)	9,311	422,161
Demand Media Inc. (a)	7,477	36,039
Demandware Inc. (a)	5,226	362,528
Dice Holdings Inc. (a)	6,936	52,783
Digi International Inc. (a)	4,446	41,881
Digimarc Corp.	1,112	36,251
Digital River Inc. (a)	5,740	88,568
Diodes Inc. (a)	6,338	183,548
Dot Hill Systems Corp. (a)	10,275	48,292
DSP Group Inc. (a)	3,748	31,821
DTS Inc. (a)	2,982	54,899
E2open Inc. (a)	4,004	82,763
EarthLink Holdings Corp.	18,035	67,090
Eastman Kodak Co. (a)	3,069	75,098
Ebix Inc.	5,352	76,587
Electro Rent Corp.	2,909	48,668
Electro Scientific Industries Inc.	4,235	28,840
Electronics for Imaging Inc. (a)	8,111	366,617
Ellie Mae Inc. (a)	4,915	153,004
Emulex Corp. (a)	13,892	79,184
Endurance International Group Holdings Inc. (a)	5,239	80,104
EnerNOC Inc. (a)	4,699	89,046
Entegris Inc. (a)	24,225	332,973
Entropic Communications Inc. (a)	15,590	51,915
Envestnet Inc. (a)	5,917	289,460
EPAM Systems Inc. (a)	6,188	270,725
EPIQ Systems Inc.	5,452	76,601
ePlus Inc. (a)	886	51,565
Euronet Worldwide Inc. (a)	8,850	426,924
EVERTEC Inc.	11,390	276,094
Everyday Health Inc. (a)	1,301	24,042
Exar Corp. (a)	6,878	77,721
Exlservice Holdings Inc. (a)	5,699	167,836
Extreme Networks Inc. (a)	16,553	73,495
Fabrinet (a)	6,080	125,248
Fair Isaac Corp.	5,964	380,265
Fairchild Semiconductor International Inc. (a)	21,638	337,553
FARO Technologies Inc. (a)	3,004	147,556
FEI Co.	7,347	666,593
Finisar Corp. (a)	16,824	332,274
Five9 Inc. (a)	2,044	14,717
Fleetmatics Group Ltd. PLC (a)	6,486	209,757
Formfactor Inc. (a)	9,643	80,230

40	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Forrester Research Inc.	1,907	$72,237
Fusion-io Inc. (a)	18,761	211,999
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Gigamon Inc. (a)	4,193	80,254
Global Cash Access Holdings Inc. (a)	11,513	102,466
Global Eagle Entertainment Inc. (a)	6,613	82,001
Glu Mobile Inc. (a)	15,597	77,985
Gogo Inc. (a)	9,713	189,986
GrubHub Inc. (a)	1,548	54,815
GSI Group Inc. (a)	5,341	67,991
GT Advanced Technologies Inc. (a)	23,734	441,452
GTT Communications Inc. (a)	2,387	24,371
Guidance Software Inc. (a)	3,097	28,245
Guidewire Software Inc. (a)	11,810	480,195
Hackett Group Inc., The	4,077	24,340
Harmonic Inc. (a)	16,566	123,582
Heartland Payment Systems Inc.	6,237	257,027
Higher One Holdings Inc. (a)	5,810	22,136
Hittite Microwave Corp.	5,453	425,061
iGate Corp. (a)	6,395	232,714
II-VI Inc. (a)	9,116	131,817
Immersion Corp. (a)	4,954	63,015
Imperva Inc. (a)	3,839	100,505
Infinera Corp. (a)	21,350	196,420
Infoblox Inc. (a)	9,349	122,939
Information Services Group Inc. (a)	5,507	26,489
Inphi Corp. (a)	5,412	79,448
Insight Enterprises Inc. (a)	7,120	218,869
Integrated Device Technology Inc. (a)	23,250	359,445
Integrated Silicon Solution Inc. (a)	5,296	78,222
Interactive Intelligence Group (a)	2,913	163,507
InterDigital Inc.	7,036	336,321
Internap Network Services Corp. (a)	9,583	67,560
International Rectifier Corp. (a)	12,388	345,625
Intersil Corp. Class A	22,400	334,880
Intevac Inc. (a)	4,000	32,040
Intralinks Holdings Inc. (a)	6,938	61,679
InvenSense Inc. (a)	12,355	280,335
Itron Inc. (a)	6,842	277,443
Ixia (a)	9,927	113,466
IXYS Corp.	4,357	53,678
j2 Global Inc.	8,266	420,409
Jive Software Inc. (a)	7,437	63,289
Kemet Corp. (a)	7,855	45,166
Kofax Ltd. (a)	12,900	110,940
Kopin Corp. (a)	11,495	37,474
KVH Industries Inc. (a)	2,791	36,367
Lattice Semiconductor Corp. (a)	20,502	169,142
Limelight Networks Inc. (a)	10,061	30,787
Lionbridge Technologies Inc. (a)	11,154	66,255
Liquidity Services Inc. (a)	4,606	72,591
Littelfuse Inc.	3,915	363,899
LivePerson Inc. (a)	9,522	96,648
LogMeIn Inc. (a)	4,233	197,342
Luxoft Holding Inc. (a)	1,361	49,078

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
M/A-COM Technology Solutions Holdings Inc. (a)	2,079	$46,736
Manhattan Associates Inc. (a)	13,197	454,373
ManTech International Corp. Class A	4,167	123,010
Marchex Inc. Class B	5,657	67,997
Marin Software Inc. (a)	4,531	53,330
Marketo Inc. (a)	4,454	129,522
Mavenir Systems Inc. (a)	1,660	25,149
MAXIMUS Inc.	11,781	506,819
MaxLinear Inc. Class A (a)	4,792	48,255
Maxwell Technologies Inc. (a)	5,197	78,631
Measurement Specialties Inc. (a)	2,779	239,189
Mentor Graphics Corp.	16,849	363,433
Mercury Systems Inc. (a)	5,858	66,430
Mesa Laboratories Inc.	470	39,461
Methode Electronics Inc.	6,602	252,262
Micrel Inc.	7,806	88,052
Microsemi Corp. (a)	16,546	442,771
MicroStrategy Inc. (a)	1,581	222,320
Millennial Media Inc. (a)	13,048	65,110
MKS Instruments Inc.	9,309	290,813
Model N Inc. (a)	3,298	36,443
ModusLink Global Solutions Inc. (a)	6,349	23,745
MoneyGram International Inc. (a)	5,028	74,062
Monolithic Power Systems Inc.	6,719	284,550
Monotype Imaging Holdings Inc.	6,853	193,049
Monster Worldwide Inc. (a)	16,015	104,738
Move Inc. (a)	6,935	102,569
MTS Systems Corp.	2,637	178,683
Multi-Fineline Electronix Inc. (a)	1,548	17,090
Nanometrics Inc. (a)	4,201	76,668
Netgear Inc. (a)	6,356	220,998
NetScout Systems Inc. (a)	6,347	281,426
NeuStar Inc. Class A (a)	3,878	100,906
Newport Corp. (a)	7,022	129,907
NIC Inc.	11,387	180,484
Nimble Storage Inc. (a)	1,603	49,244
NumereX Corp. Class A (a)	2,575	29,587
NVE Corp. (a)	840	46,696
Oclaro Inc. (a)	16,065	35,343
Omnivision Technologies Inc. (a)	9,771	214,767
OpenTable Inc. (a)	4,089	423,620
Oplink Communications Inc. (a)	3,251	55,169
Opower Inc. (a)	1,332	25,108
OSI Systems Inc. (a)	3,471	231,689
Park City Group Inc. (a)	1,608	17,511
Park Electrochemical Corp.	3,641	102,713
ParkerVision Inc. (a)	16,018	23,707
Paycom Software Inc. (a)	1,099	16,034
PC Connection Inc.	1,609	33,274
PDF Solutions Inc. (a)	5,293	112,317
Pegasystems Inc.	6,164	130,184
Peregrine Semiconductor Corp. (a)	4,881	33,484
Perficient Inc. (a)	5,994	116,703
Pericom Semiconductor Corp. (a)	4,031	36,440
Photronics Inc. (a)	10,790	92,794

See accompanying notes to financial statements.	41

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Plantronics Inc.	7,399	$355,522
Plexus Corp. (a)	5,904	255,584
PLX Technology Inc. (a)	7,200	46,584
PMC-Sierra Inc. (a)	30,235	230,088
Polycom Inc. (a)	23,938	299,943
Power Integrations Inc.	5,278	303,696
PRGX Global Inc. (a)	5,287	33,784
Procera Networks Inc. (a)	3,582	36,142
Progress Software Corp. (a)	8,948	215,110
Proofpoint Inc. (a)	6,430	240,868
PROS Holdings Inc. (a)	4,107	108,589
Q2 Holdings Inc. (a)	1,694	24,156
QAD Inc. Class A	1,050	22,386
QLIK Technologies Inc. (a)	15,585	352,533
QLogic Corp. (a)	15,218	153,550
Qualys Inc. (a)	3,490	89,588
Quantum Corp. (a)	37,953	46,303
QuickLogic Corp. (a)	9,449	48,851
QuinStreet Inc. (a)	5,956	32,818
Rally Software Development Corp. (a)	4,295	46,773
Rambus Inc. (a)	19,802	283,169
RealD Inc. (a)	7,035	89,767
Realnetworks Inc. (a)	3,961	30,222
RealPage Inc. (a)	8,996	202,230
Reis Inc.	1,523	32,105
RF Micro Devices Inc. (a)	49,796	477,544
Rocket Fuel Inc. (a)	3,187	99,084
Rofin-Sinar Technologies Inc. (a)	4,894	117,652
Rogers Corp. (a)	3,158	209,533
Rosetta Stone Inc. (a)	3,636	35,342
Rubicon Project Inc., The (a)	1,353	17,373
Rubicon Technology Inc. (a)	4,501	39,384
Ruckus Wireless Inc. (a)	11,239	133,856
Rudolph Technologies Inc. (a)	5,823	57,531
Sanmina Corp. (a)	14,325	326,324
Sapiens International Corp. NV (a)	4,183	33,464
Sapient Corp. (a)	19,918	323,668
ScanSource Inc. (a)	4,969	189,220
Science Applications International Corp.	7,275	321,264
SciQuest Inc. (a)	4,755	84,116
SeaChange International Inc. (a)	5,890	47,179
Semtech Corp. (a)	11,695	305,824
ServiceSource International Inc. (a)	11,846	68,707
ShoreTel Inc. (a)	10,923	71,218
Shutterstock Inc. (a)	2,644	219,399
Silicon Graphics International Corp. (a)	6,053	58,230
Silicon Image Inc. (a)	13,631	68,700
Silicon Laboratories Inc. (a)	7,530	370,852
Silver Spring Networks Inc. (a)	6,041	80,527
Sonus Networks Inc. (a)	42,655	153,131
Spansion Inc. Class A (a)	10,478	220,771
Speed Commerce Inc. (a)	8,521	31,869
SPS Commerce Inc. (a)	2,835	179,144
SS&C Technologies Holdings Inc. (a)	11,835	523,344

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Stamps.com Inc. (a)	2,453	$82,642
Super Micro Computer Inc. (a)	5,972	150,912
Sykes Enterprises Inc. (a)	6,872	149,329
Synaptics Inc. (a)	6,263	567,678
Synchronoss Technologies Inc. (a)	6,125	214,130
SYNNEX Corp. (a)	4,948	360,462
Syntel Inc. (a)	2,700	232,092
Take-Two Interactive Software Inc. (a)	17,193	382,372
Tangoe Inc. (a)	6,696	100,842
TechTarget (a)	2,827	24,934
TeleCommunication Systems Inc. Class A (a)	8,690	28,590
TeleNav Inc. (a)	4,601	26,180
TeleTech Holdings Inc. (a)	3,062	88,767
TESSCO Technologies Inc.	991	31,444
Tessera Technologies Inc.	9,295	205,234
Textura Corp. (a)	3,232	76,404
TiVo Inc. (a)	20,010	258,329
Travelzoo Inc. (a)	1,285	24,865
Tremor Video Inc. (a)	6,076	28,679
TriQuint Semiconductor Inc. (a)	29,771	470,680
TrueCar Inc. (a)	1,338	19,776
Trulia Inc. (a)	6,425	304,416
TTM Technologies Inc. (a)	9,591	78,646
Tyler Technologies Inc. (a)	5,739	523,454
Ubiquiti Networks Inc. (a)	5,163	233,316
Ultimate Software Group Inc., The (a)	4,925	680,487
Ultra Clean Holdings Inc. (a)	5,060	45,793
Ultratech Inc. (a)	4,856	107,706
Unisys Corp. (a)	8,896	220,087
Universal Display Corp. (a)	7,061	226,658
Unwired Planet Inc. (a)	17,167	38,282
Varonis Systems Inc. (a)	946	27,443
VASCO Data Security International Inc. (a)	5,011	58,128
Veeco Instruments Inc. (a)	6,961	259,367
Verint Systems Inc. (a)	9,402	461,168
ViaSat Inc. (a)	7,188	416,616
Viasystems Group Inc. (a)	897	9,768
Violin Memory Inc. (a)	13,820	61,223
Virnetx Holding Corp. (a)	7,360	129,610
Virtusa Corp. (a)	4,509	161,422
Vishay Precision Group Inc. (a)	2,191	36,064
VistaPrint NV (a)	5,794	234,425
Vitesse Semiconductor Corp. (a)	8,148	28,111
Vringo Inc. (a)	12,442	42,552
Web.com Group Inc. (a)	9,011	260,148
WebMD Health Corp. (a)	6,737	325,397
WEX Inc. (a)	6,740	707,498
Wix.com Ltd. (a)	2,404	47,695
Xcerra Corp. (a)	8,366	76,131
XO Group Inc. (a)	4,805	58,717
Xoom Corp. (a)	5,363	141,369
YuMe Inc. (a)	3,085	18,202
Zendesk Inc. (a)	1,962	34,100

42	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Zix Corp. (a)	10,536	$36,033

		54,390,654

Materials (5.04%)
A. Schulman Inc.	5,081	196,635
Advanced Emissions Solutions Inc. (a)	3,797	87,065
AEP Industries Inc. (a)	778	27,129
AK Steel Holding Corp. (a) (c)	23,819	189,599
Allied Nevada Gold Corp. (a)	18,148	68,236
AM Castle & Co. (a)	3,148	34,754
American Vanguard Corp.	5,009	66,219
Ampco-Pittsburgh Corp.	1,415	32,460
Axiall Corp.	12,161	574,850
Balchem Corp.	5,277	282,636
Berry Plastics Group Inc. (a)	15,611	402,764
Boise Cascade Co. (a)	6,823	195,411
Calgon Carbon Corp. (a)	9,288	207,401
Century Aluminum Co. (a)	8,945	140,258
Chase Corp.	1,165	39,773
Chemtura Corp. (a)	16,715	436,763
Clearwater Paper Corp. (a)	3,558	219,600
Coeur Mining Inc. (a)	17,980	165,056
Commercial Metals Co.	20,473	354,388
Deltic Timber Corp.	1,939	117,154
Ferro Corp. (a)	12,507	157,088
Flotek Industries Inc. (a)	9,348	300,632
FutureFuel Corp.	3,768	62,511
Globe Specialty Metals Inc.	11,122	231,115
Gold Resource Corp.	6,550	33,143
Graphic Packaging Holding Co. (a)	56,765	664,150
Handy & Harman Ltd. (a)	872	23,343
Hawkins Inc.	1,799	66,815
Haynes International Inc.	2,164	122,461
HB Fuller Co.	8,713	419,095
Headwaters Inc. (a)	12,817	178,028
Hecla Mining Co.	59,502	205,282
Horsehead Holding Corp. (a)	8,860	161,784
Innophos Holdings Inc.	3,816	219,687
Innospec Inc.	4,212	181,832
Intrepid Potash Inc. (a)	9,660	161,902
Kaiser Aluminum Corp.	3,133	228,302
Kapstone Paper and Packaging Corp. (a)	14,705	487,177
KMG Chemicals Inc.	1,637	29,433
Koppers Holdings Inc.	3,564	136,323
Kraton Performance Polymers Inc. (a)	5,722	128,116
Kronos Worldwide Inc.	3,556	55,723
Landec Corp. (a)	4,652	58,103
Louisiana-Pacific Corp. (a)	24,560	368,891
LSB Industries Inc. (a)	3,371	140,470
Marrone Bio Innovations Inc. (a)	1,933	22,461
Materion Corp.	3,588	132,720
Minerals Technologies Inc.	6,002	393,611
Molycorp Inc. (a)	31,572	81,140
Myers Industries Inc.	4,826	96,954
Neenah Paper Inc.	2,867	152,381

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Noranda Aluminum Holding Corp.	7,534	$26,595
Olin Corp.	13,740	369,881
Olympic Steel Inc.	1,616	39,996
OM Group Inc.	5,588	181,219
Omnova Solutions Inc. (a)	8,321	75,638
P. H. Glatfelter Co.	7,494	198,816
PolyOne Corp.	16,374	690,000
Quaker Chemical Corp.	2,305	177,001
Rentech Inc. (a)	39,826	103,149
Resolute Forest Products (a)	11,362	190,654
RTI International Metals Inc. (a)	5,358	142,469
Schnitzer Steel Industries Inc. Class A	4,591	119,687
Schweitzer-Mauduit International Inc.	5,302	231,485
Senomyx Inc. (a)	7,351	63,586
Sensient Technologies Corp.	8,599	479,136
Stepan Co.	3,341	176,605
Stillwater Mining Co. (a)	20,862	366,128
SunCoke Energy Inc. (a)	12,156	261,354
Taminco Corp. (a)	4,929	114,649
Texas Industries Inc. (a)	3,860	356,510
Trecora Resources (a)	3,471	41,097
Tredegar Corp.	4,332	101,412
Tronox Ltd. Class A	10,663	286,835
UFP Technologies Inc. (a)	1,027	24,740
United States Lime & Minerals Inc.	357	23,134
Universal Stainless & Alloy Products Inc. (a)	1,218	39,561
US Concrete Inc. (a)	2,490	61,628
US Silica Holdings Inc.	9,345	518,087
Walter Energy Inc.	11,332	61,759
Wausau Paper Corp.	7,421	80,295
Worthington Industries Inc.	8,951	385,251
Zep Inc.	4,042	71,382

		15,598,563

Telecommunication Services (0.78%)
8x8 Inc. (a)	15,480	125,078
Atlantic Tele-Network Inc.	1,635	94,830
Boingo Wireless Inc. (a)	3,969	27,108
Cbeyond Inc. (a)	4,824	47,999
Cincinnati Bell Inc. (a)	36,433	143,182
Cogent Communications Holdings Inc.	8,119	280,511
Consolidated Communications Holdings Inc.	7,050	156,792
Enventis Corp.	2,419	38,317
FairPoint Communications Inc. (a)	3,700	51,689
General Communication Inc. Class A (a)	6,183	68,508
Globalstar Inc. (a)	47,655	202,534
Hawaiian Telcom Holdco Inc. (a)	1,877	53,701
IDT Corp. Class B	2,880	50,170
inContact Inc. (a)	10,490	96,403
Inteliquent Inc.	5,682	78,809
Intelsat SA (a)	4,698	88,510
Iridium Communications Inc. (a)	13,914	117,712

See accompanying notes to financial statements.	43

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Leap Wireless International Inc. Contingent Value Rights (a) (b)	9,775	$21,554
Lumos Networks Corp.	3,221	46,608
magicJack VocalTec Ltd. (a)	3,125	47,250
NTELOS Holdings Corp.	2,848	35,486
Orbcomm Inc. (a)	7,812	51,481
Premiere Global Services Inc. (a)	8,423	112,447
RingCentral Inc. Class A (a)	4,847	73,335
Shenandoah Telecommunications Co.	4,204	128,054
USA Mobility Inc.	3,797	58,474
Vonage Holdings Corp. (a)	30,206	113,272

		2,409,814

Utilities (3.33%)
ALLETE Inc.	7,378	378,859
American States Water Co.	6,751	224,336
Artesian Resources Corp. Class A	1,360	30,573
Atlantic Power Corp.	21,120	86,592
Avista Corp.	10,469	350,921
Black Hills Corp.	7,762	476,509
California Water Service Group	8,346	201,973
Chesapeake Utilities Corp.	1,698	121,118
Cleco Corp.	10,498	618,857
Connecticut Water Service Inc.	1,947	65,945
Dynegy Inc. (a)	17,466	607,817
El Paso Electric Co.	7,019	282,234
Empire District Electric Co., The	7,528	193,319
Idacorp Inc.	8,746	505,781
Laclede Group Inc., The	5,693	276,395
MGE Energy Inc.	6,035	238,443
Middlesex Water Co.	2,840	60,151
New Jersey Resources Corp.	7,319	418,354
Northwest Natural Gas Co.	4,708	221,982
NorthWestern Corp.	6,809	355,362
NRG Yield Inc. Class A	3,510	182,696
ONE Gas Inc.	8,958	338,164
Ormat Technologies Inc.	3,097	89,287
Otter Tail Corp.	6,342	192,099
Pattern Energy Group Inc.	6,833	226,241
Piedmont Natural Gas Company Inc.	13,507	505,297
PNM Resources Inc.	13,869	406,778
Portland General Electric Co.	13,545	469,605
SJW Corp.	2,779	75,589
South Jersey Industries Inc.	5,701	344,397
Southwest Gas Corp.	8,075	426,279
UIL Holdings Corp.	9,835	380,713
Unitil Corp.	2,432	82,275
UNS Energy Corp.	7,255	438,275
WGL Holdings Inc.	9,010	388,331
York Water Co.	2,319	48,282

		10,309,829

Total Common Stocks
(cost $228,448,502)		305,214,925

	Shares	Value
Short-term Investments (1.09%)
State Street Institutional U.S. Government Money Market Fund	3,380,260	$3,380,260

Total Short-term Investments
(cost $3,380,260)		3,380,260

TOTAL INVESTMENTS (99.68%)
(cost $231,828,762)		308,595,185
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.32%)		994,706

NET ASSETS (100.00%)		$309,589,891

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2014, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

44	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	32	September 2014	$3,731,567	$3,808,960	$77,393

See accompanying notes to financial statements.	45

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.31%)
Australia (7.63%)
AGL Energy Ltd.	13,441	$196,197
ALS Ltd.	9,033	75,467
Alumina Ltd. (a)	60,921	77,551
Amcor Ltd.	28,086	276,225
AMP Ltd.	69,890	349,285
APA Group	18,901	122,798
Asciano Ltd.	23,966	127,231
ASX Ltd.	4,386	147,399
Aurizon Holdings Ltd.	49,048	230,324
Australia & New Zealand Banking Group Ltd.	64,851	2,038,782
Bank of Queensland Ltd.	7,697	88,474
Bendigo and Adelaide Bank Ltd.	9,875	113,602
BGP Holdings PLC (a) (b)	253,848	0
BHP Billiton Ltd.	75,744	2,564,078
Boral Ltd.	18,123	89,718
Brambles Ltd.	36,171	313,447
Caltex Australia Ltd.	3,404	69,235
CFS Retail Property Trust	46,115	88,708
Coca-Cola Amatil Ltd.	13,053	116,437
Cochlear Ltd.	1,394	81,103
Commonwealth Bank of Australia	38,015	2,899,243
Computershare Ltd.	11,101	130,637
Crown Resorts Ltd.	8,586	122,414
CSL Ltd.	11,454	718,776
Dexus Property Group	127,948	133,920
Federation Centres	30,530	71,683
Flight Centre Travel Group Ltd.	1,134	47,531
Fortescue Metals Group Ltd.	35,894	147,231
Goodman Group	40,027	190,604
GPT Group	38,305	138,700
Harvey Norman Holdings Ltd.	13,901	40,635
Iluka Resources Ltd.	10,050	77,045
Incitec Pivot Ltd.	40,008	109,404
Insurance Australia Group Ltd.	55,173	303,828
James Hardie Industries PLC	10,517	137,251
Leighton Holdings Ltd.	2,409	44,818
Lend Lease Corp. Ltd.	13,545	167,444
Macquarie Group Ltd.	6,890	387,412
Metcash Ltd.	21,564	53,681
Mirvac Group	86,117	144,949
National Australia Bank Ltd.	55,336	1,710,430
Newcrest Mining Ltd. (a)	18,422	182,743
Orica Ltd.	8,751	160,744
Origin Energy Ltd.	26,638	367,229
Qantas Airways Ltd. (a)	27,618	32,813
QBE Insurance Group Ltd.	28,967	296,908
Ramsay Health Care Ltd.	2,962	127,082
REA Group Ltd.	1,076	43,334
Rio Tinto Ltd.	10,323	577,328
Santos Ltd.	23,293	313,208
Scentre Group (a)	124,632	376,069
Seek Ltd.	7,827	116,980
Sonic Healthcare Ltd.	8,775	143,395
SP Ausnet	44,826	56,006
Stockland	53,807	196,861

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Suncorp Group Ltd.	31,097	$397,032
Sydney Airport	25,709	102,302
Tabcorp Holding Ltd.	17,309	54,840
Tatts Group Ltd.	34,276	105,688
Telstra Corp. Ltd.	102,066	501,427
Toll Holdings Ltd.	16,834	80,955
TPG Telecom Ltd.	6,552	34,042
Transurban Group	40,040	279,015
Treasury Wine Estates Ltd.	16,926	79,961
Wesfarmers Ltd.	26,890	1,060,892
Westfield Corp.	46,839	315,793
Westpac Banking Corp.	73,433	2,345,974
Woodside Petroleum Ltd.	15,767	610,608
Woolworths Ltd.	29,837	990,907
WorleyParsons Ltd.	5,088	83,528

		24,977,361

Austria (0.27%)
Andritz AG	1,796	103,793
Erste Group Bank AG	6,580	212,816
Immoeast AG Interim Shares (a) (b)	11,178	0
Immofinanz AG	21,096	74,528
Immofinanz AG Interim Shares (a) (b)	9,273	0
OMV AG	3,595	162,447
Raiffeisen Bank International AG	2,781	88,784
Telekom Austria AG	4,553	44,514
Vienna Insurance Group AG	960	51,385
VoestAlpine AG	2,771	131,872

		870,139

Belgium (1.20%)
Ageas	5,365	214,034
Anheuser-Busch InBev NV	18,941	2,176,023
Belgacom SA	3,718	123,382
Colruyt SA	1,901	96,573
Delhaize Group	2,323	157,168
Groupe Bruxelles Lambert SA	1,915	199,000
KBC GROEP NV (a)	5,812	316,345
Solvay SA	1,367	235,289
Telenet Group Holding NV (a)	1,205	68,673
UCB SA	2,681	226,983
Umicore SA	2,546	118,288

		3,931,758

Denmark (1.47%)
A P Moller-Maersk A/S Class A	65	152,925
A P Moller-Maersk A/S Class B	155	385,162
Carlsberg A/S Class B	2,478	266,921
Coloplast A/S Class B	2,610	236,033
Danske Bank A/S	15,243	430,847
DSV A/S	4,416	143,960
Novo Nordisk A/S Class B	47,058	2,165,851
Novozymes A/S B Shares	5,487	275,214
Pandora A/S	2,458	188,474
TDC A/S	19,120	197,877

46	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Tryg A/S	506	$51,113
Vestas Wind Systems A/S (a)	5,293	267,039
William Demant Holding A/S (a)	534	48,488

		4,809,904

Finland (0.84%)
Elisa OYJ	3,370	103,089
Fortum OYJ	10,232	274,749
Kone Corp. OYJ Class B	7,486	312,438
Metso OYJ	2,845	107,793
Neste Oil OYJ	3,247	63,357
Nokia OYJ	87,779	664,683
Nokian Renkaat OYJ	2,726	106,382
Orion OYJ Class B	2,451	91,388
Sampo OYJ A Shares	10,457	529,079
Stora Enso OYJ R Shares	12,578	122,456
UPM-Kymmene OYJ	12,228	208,963
Wartsila OYJ Class B	3,488	172,991

		2,757,368

France (9.72%)
Accor SA	4,028	209,535
Aeroports de Paris (ADP)	670	88,274
Air Liquide SA	8,057	1,087,800
Airbus Group NV	13,961	935,576
Alcatel-Lucent (a)	63,967	228,435
Alstom SA	5,082	185,278
Arkema	1,332	129,643
AtoS	1,849	154,037
AXA SA	42,756	1,021,917
BNP Paribas SA	24,957	1,693,132
Bollore	128	83,078
Bouygues SA	4,596	191,254
Bureau Veritas SA	5,016	139,223
Cap Gemini SA	3,293	234,924
Carrefour SA	14,432	532,381
Casino Guichard Perrachon SA	1,331	176,476
Christian Dior SA	1,298	258,249
Cie Generale des Etablissements Michelin Class B	4,410	526,929
CNP Assurances	4,035	83,761
Compagnie de Saint-Gobain	10,470	590,739
Credit Agricole SA	23,821	335,966
Danone	13,489	1,001,839
Dassault Systemes SA	1,493	192,089
Edenred	4,918	149,129
Electricite de France	5,505	173,374
Essilor International SA	4,886	518,172
Eurazeo SA	886	73,702
Eutelsat Communications	3,625	125,954
Fonciere des Regions	674	73,076
GDF Suez	34,132	939,647
Gecina SA	555	80,936
Groupe Eurotunnel SA	11,022	149,068
ICADE	798	85,559
Iliad SA	620	187,409

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Imerys SA	864	$72,806
JC Decaux SA	1,551	57,873
Kering	1,826	400,430
Klepierre	2,449	124,797
Lafarge SA	4,486	389,446
Lagardere SCA	2,775	90,378
Legrand SA	6,259	382,971
L’Oreal SA	5,688	980,193
LVMH Moet Hennessy Louis Vuitton SA	6,584	1,269,379
Natixis	21,249	136,229
Orange	43,817	691,484
Pernod Ricard SA	4,994	599,718
Peugeot SA (a)	9,253	136,774
Publicis Groupe	4,334	367,586
Remy Cointreau SA	671	61,734
Renault SA	4,551	411,478
Rexel SA	6,337	148,208
Safran SA	6,326	414,183
Sanofi	28,109	2,986,028
Schneider Electric SE (Paris)	12,293	1,157,256
SCOR SE	3,600	123,829
SES	6,990	265,128
Societe BIC SA	703	96,185
Societe Generale	17,036	892,390
Sodexo	2,169	233,294
STMicroelectronics NV	15,749	141,295
Suez Environnement Co.	6,744	129,099
Technip SA	2,451	268,123
Thales SA	2,226	134,648
Total SA	50,579	3,655,429
Valeo SA	1,713	230,081
Vallourec SA	2,527	113,167
Veolia Environnement	9,693	184,689
Vinci SA	11,352	848,719
Vivendi	28,533	698,185
Wendel	766	109,713
Zodiac Aerospace	4,225	143,012

		31,782,498

Germany (8.57%)
Adidas AG	4,919	498,233
Allianz SE Reg.	10,756	1,792,421
Axel Springer SE	996	61,304
BASF SE	21,729	2,529,942
Bayer AG	19,503	2,754,669
Bayerische Motoren Werke (BMW) AG	7,777	986,315
Beiersdorf AG	2,400	232,244
Brenntag AG	1,256	224,439
Celesio AG (a)	1,115	39,696
Commerzbank Ag (a)	22,525	354,083
Continental AG	2,618	606,374
Daimler AG Registered Shares	22,728	2,128,708
Deutsche Bank AG Reg.	32,760	1,152,633
Deutsche Boerse AG	4,649	360,818
Deutsche Lufthansa AG Reg.	5,099	109,479

See accompanying notes to financial statements.	47

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Post AG	22,803	$824,630
Deutsche Telekom AG	73,467	1,287,659
Deutsche Wohnen AG	7,081	152,712
E.ON SE	47,177	974,160
Fraport AG	916	64,721
Fresenius Medical Care AG & Co. KGaA	5,176	347,925
Fresenius SE & Co. KGaA	2,923	435,868
GEA Group AG	4,266	201,997
Hannover Rueck SE	1,339	120,662
HeidelbergCement AG	3,275	279,516
Henkel AG & Co. KGaA	2,757	277,474
Hochtief AG	544	47,085
Hugo Boss AG	772	115,382
Infineon Technologies AG	26,568	332,109
K+S AG Reg.	4,203	138,210
Kabel Deutschland Holding AG	526	77,031
Lanxess AG	2,154	145,394
Linde AG	4,412	938,222
MAN AG	832	102,818
Merck KGaA	3,086	267,865
Metro AG (a)	3,815	166,276
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,223	936,196
Osram Licht AG (a)	2,093	105,567
ProsiebenSat.1 Media AG Reg.	5,053	225,112
QIAGEN NV (a)	5,683	137,737
RTL Group SA	864	96,113
RWE AG	11,474	492,787
SAP AG	21,828	1,685,744
Siemens AG Reg.	18,772	2,479,200
Sky Deutschland AG (a)	9,607	88,506
Telefonica Deutschland Holding AG	6,865	56,768
ThyssenKrupp AG (a)	10,737	313,009
United Internet AG Reg.	2,665	117,413
Volkswagen AG	673	173,987

		28,037,213

Hong Kong (2.80%)
AIA Group Ltd.	285,554	1,436,905
ASM Pacific Technology Ltd.	5,900	64,440
Bank of East Asia Ltd.	29,625	122,890
BOC Hong Kong Holdings Ltd.	86,500	250,558
Cathay Pacific Airways Ltd.	29,000	54,180
Cheung Kong Holdings Ltd.	33,000	585,028
Cheung Kong Infrastructure Holdings Ltd.	13,000	89,989
CLP Holdings Ltd.	44,783	366,335
First Pacific Company Ltd.	58,500	65,819
Galaxy Entertainment Group Ltd.	55,000	438,558
Hang Lung Properties Ltd.	54,000	166,520
Hang Seng Bank Ltd.	17,674	289,383
Henderson Land Development Co. Ltd.	24,439	143,158
HKT Trust and HKT Ltd.	45,000	52,778
HKT Trust and HKT Ltd. Rights (a) (b)	8,100	2,351

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hong Kong & China Gas Co. Ltd.	147,841	$323,898
Hong Kong Exchanges & Clearing Ltd.	26,000	484,414
Hutchison Whampoa Ltd.	50,210	686,060
Hysan Development Co. Ltd.	16,000	75,145
Kerry Properties Ltd.	14,000	48,952
Li & Fung Ltd.	142,000	210,699
Link REIT, The	53,500	287,850
MGM China Holdings Ltd.	23,600	82,063
MTR Corporation Ltd.	32,500	125,381
New World Development Company Ltd.	119,600	136,105
NWS Holdings Ltd.	36,327	67,401
PCCW Ltd.	101,000	60,206
Power Assets Holdings Ltd.	32,000	280,347
Sands China Ltd.	56,400	427,526
Shangri-La Asia Ltd.	38,960	61,227
Sino Land Co. Ltd.	72,600	119,152
SJM Holdings Ltd.	48,000	120,025
Sun Hung Kai Properties Ltd.	38,000	521,676
Swire Pacific Ltd. Class A	15,000	184,539
Swire Properties Ltd.	26,400	77,152
Techtronic Industries Company Ltd.	32,500	104,204
Wharf Holdings Ltd.	35,953	259,776
Wheelock and Co. Ltd.	22,000	92,537
Wynn Macau Ltd.	34,800	136,948
Yue Yuen Industrial Holdings Ltd.	18,500	62,658

		9,164,833

Ireland (0.31%)
Bank of Ireland (a)	571,700	193,358
CRH PLC (Dublin)	17,371	445,752
Kerry Group PLC Class A (Dublin)	3,634	272,936
Ryanair Holdings PLC (a)	10,018	94,789

		1,006,835

Israel (0.51%)
Bank Hapoalim B.M.	25,304	146,301
Bank Leumi Le-Israel (a)	30,149	117,644
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	82,083
Delek Group Ltd.	101	41,795
Israel Chemicals Ltd.	10,564	90,509
Israel Corporation Ltd., The (a)	58	33,044
Mizrahi Tefahot Bank Ltd.	2,895	37,441
NICE Systems Ltd.	1,480	60,468
Teva Pharmaceutical Industries Ltd.	19,987	1,056,576

		1,665,861

Italy (2.59%)
Assicurazioni Generali SpA	27,562	604,228
Atlantia SpA	9,727	277,305
Banca Monte dei Paschi di Siena SpA (a)	99,724	193,221
Banco Popolare Societa Cooperativa (a)	8,104	133,495
CNH Industrial NV	21,818	224,065

48	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Enel Green Power SpA	41,261	$116,839
Enel SpA	156,373	910,873
Eni SpA	60,383	1,651,996
EXOR SpA	2,361	96,955
Fiat SpA (a)	20,822	205,568
Finmeccanica SpA (a)	10,285	97,808
Intesa Sanpaolo	273,459	844,754
Intesa Sanpaolo RSP	21,892	58,215
Luxottica Group SpA	3,821	221,161
Mediobanca SpA (a)	14,187	141,423
Pirelli & C. SpA	5,997	96,241
Prysmian SpA	4,884	110,346
Saipem SpA (a)	6,534	176,256
Snam SpA	48,979	295,095
Telecom Italia RNC SpA	135,587	133,953
Telecom Italia SpA (a)	231,281	292,941
Tenaris SA	10,928	257,376
Terna - Rete Elettrica Nationale SpA	36,470	192,363
UBI Banca - Unione di Banche Italiane ScpA	20,407	176,602
UniCredit SpA	105,779	885,716
UnipolSai SpA	21,345	68,627

		8,463,422

Japan (20.02%)
ABC-Mart Inc.	600	32,103
ACOM Co. Ltd. (a)	10,800	51,385
Advantest Corp.	3,480	43,008
Aeon Co. Ltd.	14,700	180,803
Aeon Credit Service Co. Ltd.	2,800	73,217
Aeon Mall Co. Ltd.	2,800	73,769
Air Water Inc.	3,000	47,974
Aisin Seiki Co. Ltd.	4,400	175,036
Ajinomoto Co. Inc.	14,000	219,456
Alfresa Holdings Corp.	1,000	64,459
All Nippon Airways Co. Ltd.	27,000	63,699
Amada Co. Ltd.	9,000	91,506
Aozora Bank Ltd.	28,000	92,039
Asahi Glass Co. Ltd.	23,000	135,541
Asahi Group Holdings Ltd.	8,900	279,374
Asahi Kasei Corp.	31,000	237,155
ASICS Corp.	4,000	93,302
Astellas Pharma Inc.	51,700	679,263
Bandai Namco Holdings Inc.	4,100	95,996
Bank of Kyoto Ltd., The	8,000	72,731
Bank of Yokohama Ltd., The	27,000	155,382
Benesse Holdings Inc.	1,700	73,753
Bridgestone Corp.	15,500	542,397
Brother Industries Ltd.	5,600	97,014
CALBEE Inc.	1,600	44,128
Canon Inc.	26,900	875,203
Casio Computer Co. Ltd.	4,900	71,102
Central Japan Railway Co.	3,400	484,971
Chiba Bank Ltd., The	18,000	127,042
Chiyoda Corp.	4,000	48,448
Chubu Electric Power Co. Inc. (a)	14,800	183,932

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Chugai Pharmaceutical Co. Ltd.	5,600	$157,820
Chugoku Bank Ltd., The	4,000	61,517
Chugoku Electric Power Company Inc., The	7,300	99,586
Citizen Holdings Co. Ltd.	5,900	46,301
Credit Saison Co. Ltd.	3,800	79,072
Dai Nippon Printing Co. Ltd.	14,000	146,212
Daicel Chemical Industries Ltd.	7,000	66,887
Daido Steel Co. Ltd.	7,000	35,793
Daihatsu Motor Co. Ltd.	5,000	88,890
Dai-ichi Life Insurance Company Ltd.	19,900	296,423
Daiichi Sankyo Co. Ltd.	15,113	281,956
Daikin Industries Ltd.	5,400	340,722
Daito Trust Construction Co. Ltd.	1,700	199,862
Daiwa House Industry Co. Ltd.	14,000	290,213
Daiwa Securities Group Inc.	40,000	346,281
DeNA Co. Ltd.	2,500	33,809
Denso Corp.	11,400	544,090
Dentsu Inc.	4,900	199,521
Don Quijote Holdings Co. Ltd.	1,400	78,081
East Japan Railway Co.	7,800	614,345
Eisai Co. Ltd.	5,800	242,981
Electric Power Development Co. Ltd.	2,980	96,781
FamilyMart Co. Ltd.	1,500	64,632
Fanuc Corp.	4,500	776,023
Fast Retailing Co. Ltd.	1,200	394,808
Fuji Electric Co. Ltd.	13,000	61,596
Fuji Heavy Industries Ltd.	13,600	376,566
FUJIFILM Holdings Corp.	11,100	309,536
Fujitsu Ltd.	44,000	329,658
Fukuoka Financial Group Inc.	18,000	86,886
Gree Inc. (a)	2,300	20,160
GungHo Online Entertainment Inc.	8,000	51,646
Gunma Bank Ltd.	8,000	47,303
Hachijuni Bank Ltd., The	10,000	61,892
Hakuhodo DY Holdings Inc.	5,900	58,589
Hamamatsu Photonics KK	1,700	83,402
Hankyu Hanshin Holdings Inc.	26,000	148,344
Hikari Tsushin Inc.	400	30,206
Hino Motors Ltd.	6,000	82,622
Hirose Electric Co. Ltd.	700	103,993
Hiroshima Bank Ltd., The	11,000	52,554
Hisamitsu Pharmaceutical Co. Inc.	1,500	67,075
Hitachi Chemical Co. Ltd.	2,500	41,360
Hitachi Construction Machinery Co. Ltd.	2,400	47,808
Hitachi High-Technologies Corp.	1,400	33,305
Hitachi Ltd.	115,000	842,308
Hitachi Metals Ltd.	5,000	75,712
Hokuhoku Financial Group Inc.	29,000	61,833
Hokuriku Electric Power Co.	4,100	54,354
Honda Motor Co. Ltd.	38,600	1,347,695
Hoya Corp.	10,000	332,264
Hulic Company Ltd.	5,900	77,750
Ibiden Co. Ltd.	3,000	60,412
Idemitsu Kosan Co. Ltd.	2,000	43,453

See accompanying notes to financial statements.	49

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
IHI Corp.	32,000	$149,094
Iida Group Holdings Co. Ltd.	3,800	57,729
INPEX Corp.	20,700	314,674
Isetan Mitsukoshi Holdings Ltd.	7,880	102,676
Isuzu Motors Ltd.	28,000	185,183
Itochu Corp.	36,200	464,895
Itochu Techno-Solutions Corp.	600	26,090
Iyo Bank Ltd., The	6,000	60,649
J. Front Retailing Co. Ltd.	11,400	80,010
Japan Airlines Co. Ltd.	1,469	81,207
Japan Display Inc. (a)	8,500	52,189
Japan Exchange Group Inc.	6,100	150,234
Japan Prime Realty Investment Corp.	19	68,175
Japan Real Estate Investment Corp.	28	163,072
Japan Retail Fund Investment Corp.	51	114,681
Japan Tobacco Inc.	26,100	951,456
JFE Holdings Inc.	11,800	243,560
JGC Corp.	5,000	151,917
Joyo Bank Ltd., The	16,000	85,287
JSR Corp.	4,500	77,203
JTEKT Corp.	5,100	85,936
JX Holdings Inc.	53,900	288,375
Kajima Corp.	20,000	88,446
Kakaku.com Inc.	3,100	54,316
Kamigumi Co. Ltd.	6,000	55,200
Kaneka Corp.	7,000	43,808
Kansai Electric Power Company Inc., The (a)	16,800	158,373
Kansai Paint Co. Ltd.	6,000	100,271
Kao Corp.	12,100	476,212
Kawasaki Heavy Industries Ltd.	34,000	129,549
KDDI Corp.	13,700	835,618
Keikyu Corp.	10,000	89,828
Keio Corp.	14,000	110,004
Keisei Electric Railway Co. Ltd.	7,000	69,720
Keyence Corp.	1,064	464,177
Kikkoman Corp.	3,000	62,485
Kintetsu Corp.	41,000	149,341
Kirin Holdings Co. Ltd.	19,300	278,722
Kobe Steel Ltd.	72,000	108,030
Koito Manufacturing Company Ltd.	2,000	51,231
Komatsu Ltd.	22,100	513,096
Konami Corp.	2,400	53,044
Konica Minolta Holdings Inc.	12,000	118,573
Kubota Corp.	27,000	382,725
Kuraray Co. Ltd.	7,600	96,327
Kurita Water Industries Ltd.	2,800	64,869
Kyocera Corp.	7,800	370,193
Kyowa Hakko Kirin Co. Ltd.	5,000	67,667
Kyushu Electric Power Co. Inc. (a)	10,000	112,630
Lawson Inc.	1,500	112,531
LIXIL Group Corp.	6,100	164,626
M3 Inc.	4,600	73,197
Mabuchi Motor Co. Ltd.	600	45,486
Makita Corp.	2,900	179,201
Marubeni Corp.	39,000	285,267

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Marui Group Co. Ltd.	5,600	$53,786
Maruichi Steel Tube Ltd.	1,100	29,535
Mazda Motor Corp.	65,000	304,773
McDonald’s Holdings Company Ltd. (Japan)	1,600	44,934
MEDIPAL HOLDINGS CORP.	3,300	46,778
MEIJI Holdings Company Ltd.	1,419	93,988
Miraca Holdings Inc.	1,400	67,854
Mitsubishi Chemical Holdings Corp.	33,500	148,479
Mitsubishi Corp.	33,300	692,593
Mitsubishi Electric Corp.	46,000	567,593
Mitsubishi Estate Company Ltd.	30,000	740,635
Mitsubishi Gas Chemical Co. Inc.	9,000	57,569
Mitsubishi Heavy Industries Ltd.	71,000	442,940
Mitsubishi Logistics Corp.	3,000	44,924
Mitsubishi Materials Corp.	28,000	98,120
Mitsubishi Motors Corp.	14,400	158,918
Mitsubishi Tanabe Pharma Corp.	5,500	82,360
Mitsubishi UFJ Financial Group Inc.	302,260	1,852,855
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	66,642
Mitsui & Co. Ltd.	41,100	658,866
Mitsui Chemicals Inc.	20,000	54,686
Mitsui Fudosan Co. Ltd.	20,000	674,399
Mitsui OSK Lines Ltd.	25,000	93,036
Mizuho Financial Group Inc.	546,400	1,121,872
MS&AD Insurance Group Holdings Inc.	12,200	294,688
Murata Manufacturing Co. Ltd.	4,800	449,226
Nabtesco Corp.	2,400	53,067
Nagoya Railroad Co. Ltd.	20,000	79,759
NEC Corp.	64,000	204,057
Nexon Co. Ltd.	2,800	26,727
NGK Insulators Ltd.	6,000	136,222
NGK Spark Plug Co. Ltd.	4,000	112,847
NH Foods Ltd.	4,000	78,140
NHK Spring Co. Ltd.	4,100	38,448
Nidec Corp.	4,800	294,524
Nikon Corp.	7,900	124,382
Nintendo Co. Ltd.	2,500	299,220
Nippon Building Fund Inc.	32	187,000
Nippon Electric Glass Co. Ltd.	10,000	58,240
Nippon Express Co. Ltd.	20,000	96,935
Nippon Paint Co. Ltd.	4,000	84,655
Nippon Prologis REIT Inc.	30	69,950
Nippon Steel Corp.	179,000	572,489
Nippon Telegraph & Telephone Corp.	8,800	548,822
Nippon Yusen KK	38,000	109,531
Nissan Motor Co. Ltd.	58,600	555,892
Nisshin Seifun Group Inc.	4,900	58,478
Nissin Foods Holdings Co. Ltd.	1,400	72,000
Nitori Holdings Co. Ltd.	1,600	87,498
Nitto Denko Corp.	3,700	173,376
NKSJ Holdings Inc.	7,900	212,736
NOK Corp.	2,500	50,220
Nomura Holdings Inc.	86,100	609,385
Nomura Real Estate Holdings Inc.	3,100	58,661

50	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Research Institute Ltd.	2,800	$88,169
NSK Ltd.	11,000	143,004
NTT Data Corp.	3,100	119,037
NTT DoCoMo Inc.	36,000	615,488
NTT Urban Development Corp.	2,900	32,628
Obayashi Corp.	14,000	99,916
Odakyu Electric Railway Co. Ltd.	15,000	144,366
Oji Paper Co. Ltd.	20,000	82,326
Olympus Corp. (a)	5,600	192,922
Omron Corp.	4,900	206,535
Ono Pharmaceutical Co. Ltd.	1,800	158,492
Oracle Corp. Japan	900	39,356
Oriental Land Co. Ltd.	1,200	205,577
Orix Corp.	30,600	507,156
Osaka Gas Co. Ltd.	43,000	180,820
OTSUKA Corp.	1,200	58,161
Otsuka Holdings Co. Ltd.	9,200	285,159
Panasonic Corp.	51,800	630,978
Park24 Co. Ltd.	2,000	36,365
Rakuten Inc.	18,700	241,630
Resona Holdings Inc.	51,100	297,606
Ricoh Co. Ltd.	16,700	198,972
RINNAI Corp.	800	77,232
Rohm Co. Ltd.	2,200	126,173
Sankyo Co. Ltd.	1,000	38,448
Sanrio Co. Ltd.	1,100	31,956
Santen Pharmaceutical Co. Ltd.	1,800	101,278
SBI Holdings Inc.	4,345	53,184
Secom Co. Ltd.	4,900	299,403
Sega Sammy Holdings Inc.	4,068	80,031
Seiko Epson Corp.	3,200	136,143
Sekisui Chemical Co. Ltd.	10,000	115,789
Sekisui House Ltd.	13,000	178,244
Seven & I Holdings Co. Ltd.	17,940	755,816
Seven Bank Ltd.	16,000	65,387
Sharp Corp. (a)	37,000	118,701
Shikoku Electric Power Co. Inc. (a)	4,700	65,602
Shimadzu Corp.	6,000	55,022
Shimamura Co. Ltd.	500	49,158
Shimano Inc.	1,900	210,809
Shimizu Corp.	14,000	99,087
Shin-Etsu Chemical Co. Ltd.	9,800	595,710
Shinsei Bank Ltd.	39,000	87,775
Shionogi & Co. Ltd.	6,700	139,813
Shiseido Co. Ltd.	8,600	156,796
Shizuoka Bank Ltd., The	13,000	140,516
Showa Shell Sekiyu KK	4,300	48,855
SMC Corp.	1,300	347,890
Softbank Corp.	22,700	1,690,204
Sony Corp.	24,700	410,102
Sony Financial Holdings Inc.	4,200	71,641
Stanley Electric Co. Ltd.	3,500	91,244
Sumitomo Chemical Co. Ltd.	36,000	136,104
Sumitomo Corp.	27,100	365,952
Sumitomo Dainippon Pharma Co. Ltd.	3,700	42,550
Sumitomo Electric Industries Ltd.	17,400	244,756

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Heavy Industries Ltd.	14,000	$66,611
Sumitomo Metal Mining Co. Ltd.	12,000	194,857
Sumitomo Mitsui Financial Group Inc.	30,100	1,260,988
Sumitomo Mitsui Trust Holdings Inc.	79,000	361,058
Sumitomo Realty & Development Co. Ltd.	8,000	343,280
Sumitomo Rubber Industries Ltd.	4,300	62,056
Suntory Beverage & Food Ltd.	3,300	129,485
Suruga Bank Ltd.	4,000	77,627
Suzuken Co. Ltd.	1,640	61,032
Suzuki Motor Corp.	8,800	275,627
Sysmex Corp.	3,300	123,947
T&D Holdings Inc.	14,000	190,297
TAIHEIYO CEMENT CORP.	26,000	104,713
Taisei Corp.	24,000	132,906
Taisho Pharmaceutical Holdings Co. Ltd.	800	58,358
Taiyo Nippon Sanso Corp.	5,000	44,272
Takashimaya Co. Ltd.	6,000	58,220
Takeda Pharmaceutical Company Ltd.	18,800	872,032
TDK Corp.	2,700	126,598
Teijin Ltd.	23,000	57,667
Terumo Corp.	7,400	165,451
THK Co. Ltd.	2,900	68,360
Tobu Railway Co. Ltd.	25,000	130,793
Toho Co. Ltd.	2,700	63,326
Toho Gas Co. Ltd.	10,000	54,982
Tohoku Electric Power Co. Inc.	10,800	126,758
Tokio Marine Holdings Inc.	16,400	539,409
Tokyo Electric Power Company Inc. (a)	33,600	139,965
Tokyo Electron Ltd.	4,000	270,391
Tokyo Gas Co. Ltd.	56,000	327,249
Tokyo Tatemono Co. Ltd.	10,000	92,493
Tokyu Corp.	26,000	184,275
Tokyu Fudosan Holdings Corp.	11,900	93,856
TonenGeneral Sekiyu KK	7,000	66,473
Toppan Printing Co. Ltd.	12,000	92,868
Toray Industries Inc.	35,000	230,097
Toshiba Corp.	94,000	438,892
Toto Ltd.	6,000	80,845
Toyo Seikan Kaisha Ltd.	3,800	58,366
Toyo Suisan Kaisha Ltd.	2,000	61,695
Toyoda Gosei Co. Ltd.	1,600	33,230
Toyota Industries Corp.	3,700	191,017
Toyota Motor Corp.	65,000	3,903,657
Toyota Tsusho Corp.	4,800	138,023
Trend Micro Inc.	2,300	75,717
Unicharm Corp.	2,900	172,818
United Urban Investment Corp.	56	90,381
USS Co. Ltd.	5,200	88,750
West Japan Railway Co.	3,800	167,297
Yahoo Japan Corp.	34,800	160,766
Yakult Honsha Co. Ltd.	2,000	101,278
Yamada Denki Co. Ltd.	21,500	76,615
Yamaguchi Financial Group Inc.	5,000	52,712

See accompanying notes to financial statements.	51

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Yamaha Corp.	4,200	$66,376
Yamaha Motor Co. Ltd.	6,700	115,277
Yamato Holdings Co. Ltd.	8,500	176,117
Yamato Kogyo Co. Ltd.	900	26,386
Yamazaki Baking Co. Ltd.	2,000	24,974
Yaskawa Electric Corp.	5,000	60,560
Yokogawa Electric Corp.	4,800	60,696
Yokohama Rubber Company Ltd., The	5,000	43,236

		65,498,533

Netherlands (2.97%)
Aegon NV	41,827	365,059
Akzo Nobel NV	5,850	438,570
Altice SA (a)	1,431	99,698
ArcelorMittal	23,318	345,795
ASML Holding NV	8,432	785,239
Corio NV	1,601	81,771
Delta Lloyd NV	4,777	121,273
Fugro NV CVA	1,701	97,395
Gemalto NV	1,938	200,885
Heineken Holding NV	2,373	156,018
Heineken NV	5,353	384,305
ING Groep NV CVA (a)	90,658	1,273,656
Koninklijke Ahold NV	22,196	416,688
Koninklijke Boskalis Westminster NV CVA	1,834	105,186
Koninklijke DSM NV	4,142	301,675
Koninklijke KPN NV (a)	75,851	276,379
Koninklijke Philips NV	22,987	729,459
Koninklijke Vopak NV	1,674	81,832
OCI NV (a)	2,177	84,958
Randstad Holding NV	2,933	159,000
Reed Elsevier NV	16,529	379,106
TNT Express NV	9,750	88,248
Unibail-Rodamco SE	2,286	665,015
Unilever NV CVA	38,430	1,681,543
Wolters Kluwer - CVA	7,321	216,733
Ziggo NV	3,596	166,284

		9,701,770

New Zealand (0.13%)
Auckland International Airport Ltd.	20,331	69,423
Contact Energy Ltd.	9,092	42,270
Fletcher Building Ltd.	16,252	125,361
Ryman Healthcare Ltd.	7,561	56,601
Telecom Corp. of New Zealand Ltd.	39,201	91,985
Xero Ltd. (a)	1,505	34,247

		419,887

Norway (0.86%)
Aker Solutions ASA	3,887	67,553
DnB NOR ASA	23,170	423,824
Gjensidige Forsikring ASA	5,047	90,509
Norsk Hydro ASA	30,366	162,527
Orkla ASA	19,192	170,993
Seadrill Ltd.	9,046	358,811

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Statoil ASA	26,580	$816,399
Subsea 7 SA	6,623	123,523
Telenor ASA	17,872	407,039
Yara International ASA	4,183	209,564

		2,830,742

Portugal (0.18%)
Banco Espirito Santo SA Reg. (a)	63,266	52,151
Energias de Portugal SA	54,555	273,709
Galp Energia SGPS SA B Shares	9,078	166,320
Jeronimo Martins SGPS SA	6,268	103,122

		595,302

Singapore (1.41%)
Ascendas Real Estate Investment Trust	47,000	86,695
CapitaCommercial Trust	43,000	58,625
Capitaland Ltd.	62,692	160,891
Capitamall Trust	58,000	91,868
City Developments Ltd.	10,031	82,298
Comfortdelgro Corp. Ltd.	47,000	94,234
DBS Group Holdings Ltd.	40,667	546,293
Genting Singapore PLC	150,400	160,423
Global Logistic Properties Ltd.	75,000	162,403
Golden Agri-Resources Ltd.	166,702	74,200
Hutchison Port Holdings Trust	130,000	93,600
Jardine Cycle & Carriage Ltd.	2,015	71,524
Keppel Corp. Ltd.	33,202	287,312
Keppel Land Ltd.	18,000	48,793
Noble Group Ltd.	108,654	119,381
Oversea-Chinese Banking Corporation Ltd.	61,000	467,199
Sembcorp Industries Ltd.	21,200	91,302
Sembcorp Marine Ltd.	21,200	69,709
Singapore Airlines Ltd.	13,000	108,116
Singapore Exchange Ltd.	19,000	105,903
Singapore Press Holdings Ltd.	36,030	120,495
Singapore Technologies Engineering Ltd.	36,381	110,873
Singapore Telecommunications Ltd.	189,150	584,030
StarHub Ltd.	15,000	50,164
United Overseas Bank Ltd.	30,399	549,030
UOL Group Ltd.	10,797	56,459
Wilmar International Ltd.	44,000	112,567
Yangzijiang Shipbuilding Holdings Ltd.	48,000	41,575

		4,605,962

Spain (3.63%)
Abertis Infraestructuras SA	9,527	219,229
ACS Actividades de Construccion y Servicios SA	4,002	183,030
Amadeus IT Holding SA A Shares	8,775	361,910
Banco Bilbao Vizcaya Argentaria SA	138,757	1,768,710
Banco de Sabadell SA	80,815	275,765
Banco Popular Espanol SA	41,244	275,600
Banco Santander SA	286,560	2,993,910

52	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Bankia SA (a)	108,509	$210,391
CaixaBank SA	40,085	247,382
CaixaBank SA Interim Shares (a) (b)	460	2,839
Distribuidora Internacional de Alimentacion SA	14,395	132,537
Enagas SA	4,514	145,254
Ferrovial SA	9,078	202,182
Gas Natural SDG SA	7,951	251,116
Grifols SA	3,546	193,809
Iberdrola SA	120,211	918,989
Industria de Diseno Textil SA	5,090	783,399
International Consolidated Airlines Group SA (a)	23,356	148,106
Mapfre SA	19,891	79,286
Red Electrica Corporacion SA	2,447	223,825
Repsol SA	19,973	526,742
Repsol SA Rights (a)	19,973	13,592
Telefonica SA	96,561	1,655,407
Zardoya Otis SA	3,640	64,795

		11,877,805

Sweden (3.02%)
Alfa Laval AB	7,335	189,040
Assa Abloy AB Class B	7,797	396,761
Atlas Copco AB Class A	15,710	454,027
Atlas Copco AB Class B	9,356	249,949
Boliden AB	6,896	100,062
Electrolux AB Series B	5,897	149,156
Elekta AB B Shares	9,032	114,901
Getinge AB B Shares	4,571	120,132
Hennes & Mauritz AB (H&M) B Shares	22,411	979,415
Hexagon AB B Shares	5,817	187,529
Husqvarna AB B Shares	10,537	81,927
Industrivarden AB C Shares	2,968	58,636
Investment AB Kinnevik B Shares	5,361	228,512
Investor AB B Shares	10,602	397,800
Lundin Petroleum AB (a)	5,481	110,907
Millicom International Cellular SA SDR	1,498	137,210
Nordea Bank AB	71,526	1,009,482
Sandvik AB	25,693	351,082
Securitas AB Class B	7,894	93,631
Skandinaviska Enskilda Banken AB Class A	35,512	474,624
Skanska AB Class B	9,310	212,492
SKF AB B Shares	9,423	240,456
Svenska Cellulosa AB Class B	14,105	367,532
Svenska Handelsbanken AB A Shares	11,675	571,558
Swedbank AB - A Shares	21,257	563,752
Swedish Match AB	4,943	171,633
Tele2 AB B Shares	8,000	94,230
Telefonaktiebolaget LM Ericsson B Shares	71,627	865,649
TeliaSonera AB	55,429	404,919
Volvo AB B Shares	35,646	491,086

		9,868,090

	Shares	Value
Common Stocks (Cont.)
Switzerland (8.96%)
ABB Ltd. Reg.	51,749	$1,191,600
Actelion Ltd. Reg.	2,458	310,992
Adecco SA Reg.	4,014	330,426
Aryzta AG	2,151	203,748
Baloise Holding AG Reg.	1,180	139,051
Barry Callebaut AG Reg.	52	70,659
Compagnie Financiere Richemont SA Reg.	12,396	1,300,685
Credit Suisse Group AG Reg.	35,520	1,015,773
Ems-Chemie Holding AG Reg	173	69,060
Geberit AG Reg.	886	311,019
Givaudan SA Reg.	215	358,576
Holcim Ltd. Reg.	5,340	469,388
Julius Baer Group Ltd.	5,450	224,687
Kuehne & Nagel International AG Reg.	1,281	170,453
Lindt & Spruengli AG	22	111,985
Lindt & Spruengli AG Reg.	3	185,318
Lonza Group AG Reg.	1,300	141,464
Nestle SA Reg.	76,051	5,891,637
Novartis AG Reg.	54,249	4,912,263
Pargesa Holding SA	681	61,166
Partners Group Holding AG	391	106,877
Roche Holding AG	16,569	4,941,927
Schindler Holding AG	1,047	159,152
Schindler Holding AG Reg.	543	81,866
SGS SA Reg	128	306,721
Sika AG	51	208,532
Sonova Holding AG Reg.	1,266	193,155
Sulzer AG Reg.	564	79,118
Swatch Group AG Reg., The	1,093	121,403
Swatch Group AG, The	720	434,777
Swiss Life Holding AG Reg.	777	184,262
Swiss Prime Site AG Reg.	1,325	109,819
Swiss Re AG	8,336	741,667
Swisscom AG	544	316,229
Syngenta AG Reg.	2,221	827,240
Transocean Ltd.	8,641	388,397
UBS AG Reg.	86,087	1,579,427
Zurich Insurance Group AG	3,534	1,065,221

		29,315,740

United Kingdom (21.19%)
3i Group PLC	21,674	149,079
Aberdeen Asset Management PLC	21,593	167,735
Admiral Group PLC	4,312	114,309
Aggreko PLC	6,244	176,319
AMEC PLC	6,691	139,129
Anglo American PLC	33,176	811,917
Antofagasta PLC	9,805	128,034
ARM Holdings PLC	33,306	502,169
ASOS PLC (a)	1,234	62,511
Associated British Foods PLC	8,228	429,342
AstraZeneca PLC	29,699	2,206,140
Aviva PLC	69,026	603,059
Babcock International Group PLC	11,533	229,351

See accompanying notes to financial statements.	53

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
BAE Systems PLC	76,424	$566,199
Barclays PLC	385,555	1,404,137
BG Group PLC	80,893	1,709,737
BHP Billiton PLC	49,995	1,616,683
BP PLC	435,537	3,837,951
British American Tobacco PLC	44,492	2,648,274
British Land Company PLC	22,701	272,925
British Sky Broadcasting Group PLC	24,148	373,595
BT Group PLC	186,523	1,228,660
Bunzl PLC	7,962	221,016
Burberry Group PLC	10,307	261,592
Capita PLC	15,708	307,807
Carnival PLC	4,528	171,103
Centrica PLC	120,858	646,570
Cobham PLC	26,798	143,227
Compass Group PLC	42,172	734,001
Croda International PLC	3,321	125,095
Diageo PLC	59,226	1,891,366
Direct Line Insurance Group PLC	35,307	163,025
easyJet PLC	3,869	90,382
Experian PLC	23,418	395,966
Fresnillo PLC	4,520	67,454
Friends Life Group Ltd.	34,700	187,243
G4S PLC	35,279	154,081
GKN PLC	38,488	239,168
GlaxoSmithKline PLC	114,588	3,067,096
Glencore PLC	250,454	1,395,395
Hammerson PLC	17,233	171,057
Hargreaves Lansdown PLC	5,175	109,643
HSBC Holdings PLC	445,043	4,515,802
ICAP PLC	13,524	87,951
IMI PLC	6,391	162,641
Imperial Tobacco Group PLC	22,704	1,021,903
Inmarsat PLC	10,040	128,439
InterContinental Hotels Group PLC	6,275	259,992
Intertek Group PLC	3,712	174,636
Intu Properties PLC	22,318	119,016
Investec PLC	12,634	116,542
ITV PLC	90,025	274,551
J Sainsbury PLC	27,963	150,985
Johnson Matthey PLC	4,699	249,298
Kingfisher PLC	55,539	341,227
Land Securities Group PLC	18,231	323,237
Legal & General Group PLC	139,836	539,417
Lloyds Banking Group PLC (a)	1,346,344	1,710,819
London Stock Exchange Group PLC	4,159	142,852
Marks & Spencer Group PLC	37,478	272,723
Meggitt PLC	19,490	168,777
Melrose Industries PLC	25,024	111,433
National Grid PLC	88,229	1,268,359
Next PLC	3,644	403,803
Old Mutual PLC	115,447	390,608
Pearson PLC	19,318	381,522
Persimmon PLC	7,338	159,867
Petrofac Ltd.	6,369	131,126
Prudential PLC	60,563	1,389,913

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Randgold Resources Ltd.	2,133	$177,885
Reckitt Benckiser Group PLC	15,322	1,337,325
Reed Elsevier PLC	27,466	441,850
Rexam PLC	16,065	147,091
Rio Tinto PLC	30,177	1,605,382
Rolls-Royce Holdings PLC	44,829	820,140
Royal Bank of Scotland Group PLC (a)	58,483	328,688
Royal Dutch Shell PLC Class A	91,924	3,804,753
Royal Dutch Shell PLC Class B	57,671	2,509,400
Royal Mail PLC (a)	14,799	126,382
RSA Insurance Group PLC	23,915	194,327
SABMiller PLC	22,721	1,317,414
Sage Group PLC, The	26,038	171,160
Schroders PLC	2,925	125,446
SEGRO PLC	17,831	105,341
Severn Trent PLC	5,419	179,175
Shire PLC	13,801	1,079,390
Smith & Nephew PLC	20,919	371,970
Smiths Group PLC	9,113	202,280
Sports Direct International (a)	6,351	76,790
SSE PLC	22,788	611,120
Standard Chartered PLC	57,246	1,169,771
Standard Life PLC	55,102	352,782
Tate & Lyle PLC	11,504	134,764
Tesco PLC	192,383	935,712
Travis Perkins PLC	5,932	166,290
Tui Travel PLC	11,824	80,538
Tullow Oil PLC	21,305	311,198
Unilever PLC	30,402	1,379,315
United Utilities Group PLC	15,647	236,184
Vodafone Group PLC	623,473	2,080,673
Weir Group PLC, The	4,892	219,267
Whitbread PLC	4,175	315,027
William Hill PLC	20,900	117,320
William Morrison Supermarkets PLC	49,550	155,523
Wolseley PLC	6,242	342,162
WPP PLC	31,371	683,989

		69,330,805

54	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United States (0.03%)
Coca-Cola HBC AG Sponsored ADR	4,506	$102,512

Total Common Stocks
(cost $255,940,972)		321,614,340

Preferred Stocks (0.63%)
Germany (0.63%)
Bayerische Moteren Werke (BMW) AG PFD	1,238	118,681
Fuchs Petrolub SE PFD	1,734	78,401
Henkel AG & Co. KGaA PFD	4,174	482,556
Porsche Automobil Holding SE PFD	3,588	373,834
Volkswagen AG PFD	3,822	1,003,779

		2,057,251

Total Preferred Stocks
(cost $792,907)		2,057,251

Short-term Investments (0.05%)
State Street Institutional U.S. Government Money Market Fund	161,504	161,504

Total Short-term Investments
(cost $161,504)		161,504

TOTAL INVESTMENTS (98.99%)
(cost $256,895,383)		323,833,095
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (1.01%)		3,294,144

NET ASSETS (100.00%)		$327,127,239

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2014, cash in the amount of $317,197 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$101,081,361	31.21
British Pound	69,330,805	21.41
Japanese Yen	65,498,533	20.23
Swiss Franc	29,315,740	9.05
Australian Dollar	24,977,361	7.71
Swedish Krona	9,868,090	3.05
Hong Kong Dollar	9,164,833	2.83
Danish Krone	4,809,904	1.49
Singapore Dollar	4,512,362	1.39
Norwegian Krone	2,830,742	0.87
Israeli Shekel	1,665,861	0.52
New Zealand Dollar	419,887	0.13
United States Dollar	357,616	0.11

Total Investments	$323,833,095	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$81,847,804	25.02
Industrials	41,083,605	12.56
Consumer Discretionary	38,299,134	11.71
Consumer Staples	35,896,577	10.97
Health Care	34,125,919	10.43
Materials	26,027,165	7.95
Energy	23,677,182	7.24
Telecommunication Services	15,861,928	4.85
Information Technology	14,335,429	4.38
Utilities	12,516,848	3.83

Total Stocks	323,671,591	98.94
Short-term Investments	161,504	0.05
Cash and Other Assets, Net of Liabilities	3,294,144	1.01

Net Assets	$327,127,239	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	September 2014	$379,499	$379,003	$(496)
Euro Stoxx 50 Index	26	September 2014	1,162,311	1,150,524	(11,787)
FTSE 100 Index	10	September 2014	1,148,095	1,147,480	(615)
Nikkei 225 Index	11	September 2014	823,059	821,973	(1,086)

Total					$(13,984)

See accompanying notes to financial statements.	55

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Shares	Value
Registered Investment Companies (99.52%)
State Farm Variable Product Trust Bond Fund (a)	3,418,950	$36,069,920
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,989,404	57,097,617

Total Registered Investment Companies
(cost $70,623,438)		93,167,537

TOTAL INVESTMENTS (99.52%)
(cost $70,623,438)		93,167,537
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.48%)		445,810

NET ASSETS (100.00%)		$93,613,347

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

56	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (72.38%)
Aerospace/Defense (0.88%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,488,780
Agriculture, Foods, & Beverage (6.83%)
Coca-Cola Co., The
1.800%, 09/01/2016	500,000	511,742
Hershey Co.
5.450%, 09/01/2016	500,000	549,722
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,118,549
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,272,184
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,127,885
Mondelez International Inc.
2.250%, 02/01/2019	500,000	503,423
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,073,562
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,003,380
Sysco Corp.
2.600%, 06/12/2022	1,000,000	970,116
Kellogg Co.
2.750%, 03/01/2023	1,000,000	959,857
Pepsico Inc.
2.750%, 03/01/2023	1,000,000	977,592
Mondelez International Inc.
4.000%, 02/01/2024	500,000	517,896

		11,585,908

Automotive (1.19%)
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,000,000	1,008,872
2.750%, 05/17/2021	1,000,000	1,004,020

		2,012,892

Banks (3.39%)
US Bank NA
4.950%, 10/30/2014	500,000	507,624
Fifth Third Bank
4.750%, 02/01/2015	500,000	512,123
Wachovia Bank NA
5.600%, 03/15/2016	500,000	541,044
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	545,264
Bank of America NA
6.000%, 06/15/2016	500,000	544,916
Wachovia Corp.
5.750%, 06/15/2017	500,000	565,406
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,008,721
Wells Fargo & Co.
3.000%, 01/22/2021	500,000	510,124
US Bancorp
3.700%, 01/30/2024	500,000	517,788

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp.
3.400%, 05/15/2024	$500,000	$505,984

		5,758,994

Building Materials & Construction (0.65%)
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,109,512

Chemicals (4.51%)
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,095,302
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	565,139
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	584,166
Praxair Inc.
2.450%, 02/15/2022	1,000,000	969,028
PPG Industries Inc.
2.700%, 08/15/2022	500,000	486,578
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	983,520
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	977,002
Praxair Inc.
2.700%, 02/21/2023	500,000	488,804
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	484,384
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,000,000	1,018,748

		7,652,671

Commercial Service/Supply (1.25%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,121,880
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	995,421

		2,117,301

Computer Software & Services (0.30%)
Texas Instruments Inc.
2.750%, 03/12/2021	500,000	505,250

Computers (0.67%)
International Business
Machines Corp.
5.700%, 09/14/2017	1,000,000	1,139,309

Consumer & Marketing (2.82%)
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,005,621
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,123,073
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	574,822

See accompanying notes to financial statements.	57

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Unilever Capital Corp.
4.250%, 02/10/2021	$1,000,000	$1,101,662
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	977,007

		4,782,185

Electronic/Electrical Manufacturing (0.90%)
Emerson Electric Co.
5.125%, 12/01/2016	500,000	550,968
2.625%, 02/15/2023	1,000,000	974,966

		1,525,934

Financial Services (3.45%)
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	515,642
5.375%, 10/20/2016	500,000	550,881
5.400%, 02/15/2017	500,000	555,073
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,163,450
JPMorgan Chase & Co.
4.350%, 08/15/2021	1,000,000	1,082,838
General Electric Capital Corp.
3.100%, 01/09/2023	1,000,000	992,150
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	496,438
3.625%, 05/13/2024	500,000	502,004

		5,858,476

Health Care (9.59%)
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	514,676
Baxter International Inc.
5.900%, 09/01/2016	500,000	553,226
Eli Lilly and Co.
5.200%, 03/15/2017	1,000,000	1,112,399
Wyeth
5.450%, 04/01/2017	500,000	557,031
Amgen Inc.
5.850%, 06/01/2017	500,000	563,834
Johnson & Johnson
5.550%, 08/15/2017	500,000	569,610
AstraZeneca PLC
5.900%, 09/15/2017	500,000	571,654
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	574,065
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,146,906
Pfizer Inc.
2.100%, 05/15/2019	500,000	502,428
Amgen Inc.
2.200%, 05/22/2019	500,000	499,419
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,085,748

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Sanofi-Aventis
4.000%, 03/29/2021	$1,000,000	$1,083,038
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	972,678
Medtronic Inc.
2.750%, 04/01/2023	1,000,000	966,925
Baxter International Inc.
3.200%, 06/15/2023	2,000,000	1,983,666
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	998,743
Novartis Capital Corp.
3.400%, 05/06/2024	1,000,000	1,012,855
Pfizer Inc.
3.400%, 05/15/2024	500,000	507,712
Amgen Inc.
3.625%, 05/22/2024	500,000	504,422

		16,281,035

Machinery & Manufacturing (5.82%)
Caterpillar Inc.
5.700%, 08/15/2016	500,000	551,110
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,095,094
Honeywell International Inc.
5.300%, 03/15/2017	500,000	556,400
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	559,992
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,124,760
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	569,030
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	500,000	505,088
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	505,280
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	993,953
Deere & Co.
2.600%, 06/08/2022	1,000,000	977,758
Covidien International
3.200%, 06/15/2022	1,000,000	1,005,863
3M Co.
2.000%, 06/26/2022	500,000	475,339
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	962,957

		9,882,624

Media & Broadcasting (1.84%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,106,191
Time Warner Inc.
2.100%, 06/01/2019	500,000	497,456

58	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Comcast Corp.
3.125%, 07/15/2022	$1,000,000	$1,014,865
Time Warner Inc.
3.550%, 06/01/2024	500,000	496,434

		3,114,946

Mining & Metals (2.22%)
Alcan Inc.
5.000%, 06/01/2015	500,000	519,878
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,091,079
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	557,820
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	590,238
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	500,000	513,067
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	497,460

		3,769,542

Oil & Gas (3.82%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	554,000
Apache Corp.
5.625%, 01/15/2017	500,000	556,763
Shell International Finance
5.200%, 03/22/2017	500,000	555,599
Canadian National Resources
5.700%, 05/15/2017	500,000	560,024
Weatherford International Inc.
6.350%, 06/15/2017	500,000	568,139
EOG Resources Inc.
5.875%, 09/15/2017	500,000	570,418
Husky Energy Inc.
6.200%, 09/15/2017	500,000	571,430
ConocoPhillips
5.200%, 05/15/2018	500,000	563,263
Apache Corp.
3.250%, 04/15/2022	1,000,000	1,028,584
Shell International Finance
2.375%, 08/21/2022	500,000	481,587
EOG Resources Inc.
2.625%, 03/15/2023	500,000	482,518

		6,492,325

Retailers (6.32%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,055,953
Target Corp.
5.875%, 07/15/2016	1,000,000	1,103,614
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	550,498
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,112,219

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Wal-Mart Stores Inc.
5.375%, 04/05/2017	$1,000,000	$1,119,427
Target Corp.
5.375%, 05/01/2017	500,000	559,544
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	563,176
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	576,420
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,012,237
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,120,778
TJX Companies Inc., The
2.750%, 06/15/2021	500,000	500,185
Walgreen Co.
3.100%, 09/15/2022	500,000	491,227
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	970,588

		10,735,866

Telecom & Telecom Equipment (2.43%)
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,009,767
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,098,068
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	966,862
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,044,152

		4,118,849

Transportation (1.48%)
Burlington North Santa Fe
3.000%, 03/15/2023	1,500,000	1,475,538
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,040,758

		2,516,296

Utilities & Energy (12.02%)
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,067,544
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,097,062
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	551,832
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	553,302
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,103,952
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,126,766
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,109,252
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	573,770

See accompanying notes to financial statements.	59

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Kansas City Power & Light Co.
5.850%, 06/15/2017	$1,000,000	$1,124,401
Union Electric Co.
6.400%, 06/15/2017	500,000	568,244
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	568,745
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	574,543
Florida Power Corp.
5.800%, 09/15/2017	500,000	571,618
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	574,134
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	567,470
Florida Power Corp.
5.650%, 06/15/2018	500,000	571,076
Pacificorp
5.650%, 07/15/2018	500,000	571,264
Appalachian Power Co.
4.600%, 03/30/2021	500,000	557,330
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,079,766
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	491,558
Northern States Power Co.
2.150%, 08/15/2022	500,000	474,930
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	956,016
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	992,758
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	996,876
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	959,265
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,022,943

		20,406,417

Total Corporate Bonds
(cost $116,293,633)		122,855,112

U.S. Treasury Obligations (26.12%)
U.S. Treasury Notes
4.250%, 08/15/2015	10,000,000	10,458,200
3.250%, 03/31/2017	8,000,000	8,540,000
3.500%, 02/15/2018	10,000,000	10,832,030
2.750%, 02/15/2019	7,500,000	7,914,255
3.625%, 02/15/2020	6,000,000	6,599,532

Total U.S. Treasury Obligations
(cost $42,502,200)		44,344,017

	Shares	Value
Short-term Investments (0.53%)
JPMorgan U.S. Government Money Market Fund	897,634	$897,634

Total Short-term Investments
(cost $897,634)		897,634

TOTAL INVESTMENTS (99.03%)
(cost $159,693,467)		168,096,763
OTHER ASSETS, NET OF LIABILITIES (0.97%)		1,648,662

NET ASSETS (100.00%)		$169,745,425

60	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2014

(Unaudited)

	Principal amount	Value
Short-term Investments (100.10%)
Agriculture, Foods, & Beverage (7.90%)
Coca-Cola Co. (a)
0.080%, 07/07/2014	$1,000,000	$999,987
Nestle Finance International Ltd.
0.090%, 07/16/2014	1,767,000	1,766,934

		2,766,921

Automotive (15.09%)
American Honda Finance Corp.
0.090%, 08/06/2014	1,767,000	1,766,841
PACCAR Financial Corp.
0.120%, 09/18/2014	1,762,000	1,761,536
Toyota Motor Credit Corp.
0.050%, 07/23/2014	1,759,000	1,758,946

		5,287,323

Financial Services (5.28%)
General Electric Capital Corp.
0.070%, 08/25/2014	1,850,000	1,849,802

Government Agency Securities (b) (42.51%)
Federal Home Loan Bank
0.045%, 07/02/2014	2,000,000	1,999,998
0.060%, 07/09/2014	2,000,000	1,999,973
0.045%, 07/16/2014	2,400,000	2,399,955
0.055%, 07/30/2014	1,500,000	1,499,936
0.050%, 07/30/2014	1,000,000	999,957
0.045%, 08/04/2014	1,000,000	999,958
0.065%, 09/03/2014	3,500,000	3,499,596
0.070%, 09/05/2014	1,500,000	1,499,808

		14,899,181

Health Care (10.10%)
Abbott Laboratories (a)
0.090%, 09/03/2014	1,761,000	1,760,717
Roche Holdings Inc. (a)
0.080%, 08/05/2014	1,780,000	1,779,862

		3,540,579

Machinery & Manufacturing (2.85%)
Caterpillar Finance Service Corp.
0.080%, 07/14/2014	1,000,000	999,971

Oil & Gas (5.40%)
Chevron Corp. (a)
0.070%, 07/21/2014	1,894,000	1,893,926

	Shares	Value
Registered Investment Companies (2.41%)
JPMorgan U.S. Government Money
Market Fund	843,620	$843,620

	Principal amount	Value
Short-term Investments (Cont.)
U.S. Government Obligations (8.56%)
U.S. Treasury Bill
0.011%, 07/10/2014	$2,000,000	$1,999,994
0.016%, 07/24/2014	1,000,000	999,990

		2,999,984

Total Short-term Investments
(cost $35,081,307)		35,081,307

TOTAL INVESTMENTS (100.10%)
(cost $35,081,307)		35,081,307
LIABILITIES, NET OF OTHER ASSETS (-0.10%)		(35,732)

NET ASSETS (100.00%)		$35,045,575

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	61

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2014

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$46,442,433	54,363,431	39,609,265

Investments in securities at market value	$58,899,151	64,158,107	48,038,605
Cash	—	—
Foreign currencies at value (cost $16,245 and $2,367,212, respectively)	—	—	16,269
Receivable for:
Dividends and interest	43,670	38,491	72,641
Shares of the Fund sold	11,549	13,427	8,559
Securities sold	—	40,902	—
Due from broker	—	—	—
SFIMC	1,729	2,684	5,944
Federal tax expense reimbursement	—	—	—
Variation margin on futures contracts	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	32
Prepaid expenses	11,636	19,221	3,571

Total assets	58,967,735	64,272,832	48,145,621

Liabilities and Net Assets
Payable for:
Shares of the Fund redeemed	1,359	933	85
Securities purchased	—	92,670	15,607
Securities sold short, at value (proceeds of $30,078)	—	—	—
Variation margin on futures contracts	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	13
Due to affiliates	35,630	49,076	39,563
Accrued liabilities	24,088	30,006	72,705

Total liabilities	61,077	172,685	127,973

Net assets applicable to shares outstanding of common stock	$58,906,658	64,100,147	48,017,648

Fund shares outstanding (no par value, unlimited number of shares authorized)	4,832,968	4,631,835	4,177,100
Net asset value, offering price and redemption price per share	$12.19	13.84	11.50

Analysis of Net Assets
Paid-in-capital	$47,741,955	47,999,410	44,565,245
Accumulated net realized gain (loss)	(1,835,327)	6,227,841	(5,530,402)
Net unrealized appreciation (depreciation)	12,456,718	9,794,676	8,430,808
Accumulated undistributed net investment income (loss)	543,312	78,220	551,997

Net assets applicable to shares outstanding	$58,906,658	64,100,147	48,017,648

(a)	Relates to investments in affiliated investment companies.

(b)	Includes amounts pledged for open futures contracts for the Large Cap Equity Index and International Equity Index Funds of $473,000 and $317,197, respectively.

62	See accompanying notes to financial statements.

Large Cap Equity Index Fund		Small Cap Equity Index Fund	International Equity Index Fund		Stock and Bond Balanced Fund		Bond Fund	Money Market Fund

442,300,323		231,828,762	256,895,383		70,623,438	(a)	159,693,467	35,081,307

621,514,646		308,595,185	323,833,095		93,167,537	(a)	168,096,763	35,081,307
476,815	(b)	575	—		451,154		—	—
—		—	2,385,317	(b)	—		—	—

649,291		324,392	1,178,643		—		1,743,843	6
34,528		35,457	36,482		9,384		41,486	10,069
27,663		31,002,525	19,071		—		—	—
30,078		—	—		—		—	—
—		—	—		36,165		—	16,718
—		1,119	—		—		—	—
1,897		26,560	—		—		—	—
—		—	—
25,590		14,860	21,446		4,988		7,087	3,456

622,760,508		340,000,673	327,474,054		93,669,228		169,889,179	35,111,556

62,673		15,544	18,365		14,729		—	4,615
508,641		30,181,583	—		—		—	—
30,078		—	—		—		—	—
—		—	13,981		—		—	—
—		—	—
157,978		133,372	181,873		10,552		91,886	23,807
87,732		80,283	132,596		30,600		51,868	37,559

847,102		30,410,782	346,815		55,881		143,754	65,981

621,913,406		309,589,891	327,127,239		93,613,347		169,745,425	35,045,575

32,562,810		21,497,948	22,288,350		5,758,280		16,085,455	35,046,678
19.10		14.40	14.68		16.26		10.55	1.00

401,913,390		213,166,225	255,147,805		65,997,661		161,420,628	35,045,575
25,585,412		18,263,985	(597,550)		2,576,809		(78,604)	—
179,256,985		76,843,816	66,958,584		22,544,099		8,403,296	—
15,157,619		1,315,865	5,618,400		2,494,778		105	—

621,913,406		309,589,891	327,127,239		93,613,347		169,745,425	35,045,575

See accompanying notes to financial statements.	63

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2014

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Investment Income:
Dividends	$499,794	351,676	657,271
Interest	47	37	—

	499,841	351,713	657,271
Less: foreign withholding taxes	—	(499)	(67,742)

Total investment income	499,841	351,214	589,529
Expenses:
Investment advisory and management fees	167,096	242,666	185,049
Professional fees	18,036	18,684	26,268
Reports to shareholders	9,585	7,106	6,816
Custodian fees	3,773	8,339	39,820
Errors and omissions insurance	1,409	1,547	1,203
Securities valuation fees	1,578	2,301	7,150
Trustees’ fees and expenses	1,351	1,489	2,850
Regulatory fees	380	380	480
ICI dues	223	264	188
Fidelity bond expense	111	118	78
License index fees	—	—	—

Total expenses	203,542	282,894	269,902
Less: expense reimbursement from SFIMC (b)	(8,597)	(9,895)	(38,591)

Net expenses	194,945	272,999	231,311

Net investment income	304,896	78,215	358,218
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	3,417,769	3,790,210	1,060,731
Net realized gain (loss) on forward foreign currency contracts	—	—	(892)
Net realized gain (loss) on foreign currency transactions	—	—	(4,485)
Net realized gain (loss) on futures contracts	—	—	—
Change in unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	197,551	(531,436)	(749,445)

Net realized and unrealized gain (loss) on investments	3,615,320	3,258,774	305,909

Net change in net assets resulting from operations	$3,920,216	3,336,989	664,127

(a)	Relates to investments in affiliated investment companies.

(b)	For the Money Market Fund, this amount includes $76,400 of additional voluntary fee waivers by SFIMC. See Note 6 under Fees and Other Transactions with Affiliates.

64	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund		Bond Fund	Money Market Fund

6,063,411	2,000,704	9,144,745	535,154	(a)	—	—
—	—	299	—		3,031,911	11,966

6,063,411	2,000,704	9,145,044	535,154		3,031,911	11,966
(644)	(1,190)	(605,839)	—		—	—

6,062,767	1,999,514	8,539,205	535,154		3,031,911	11,966
712,901	599,171	865,522	—		419,927	70,693
25,609	22,883	17,572	16,928		26,291	20,333
41,291	38,517	31,655	12,706		22,898	14,598
8,560	12,323	61,330	59		1,365	796
14,270	7,880	6,868	2,502		3,934	1,036
4,391	16,471	4,390	—		7,772	1,115
13,947	7,195	5,500	2,157		3,952	890
980	380	480	380		380	380
2,894	1,354	1,383	—		939	195
1,132	587	630	191		295	82
27,460	30,993	4,930	—		—	—

853,435	737,754	1,000,260	34,923		487,753	110,118
(8,560)	(12,323)	—	(34,923)		—	(98,152)

844,875	725,431	1,000,260	—		487,753	11,966

5,217,892	1,274,083	7,538,945	535,154		2,544,158	—

9,070,640	15,109,093	496,003	356,892	(a)	366,595	—
—	—	310	—		—	—
—	6	20,805	—		—	—
1,001,212	301,208	209,738	—		—	—
(406,369)	(198,024)	(126,584)	—		—	—
26,016,044	(7,625,135)	6,808,284	3,851,806	(a)	1,832,078	—

35,681,527	7,587,148	7,408,556	4,208,698		2,198,673	—

40,899,419	8,861,231	14,947,501	4,743,852		4,742,831	—

See accompanying notes to financial statements.	65

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
Six months ended June 30, 2014 (Unaudited) and the year ended December 31, 2013	2014	2013
From operations:
Net investment income	$304,896	462,689
Net realized gain (loss)	3,417,769	6,456,640
Change in net unrealized appreciation or depreciation	197,551	6,961,240

Net change in net assets resulting from operations	3,920,216	13,880,569
Distributions to shareholders from and in excess of:
Net investment income	—	(471,489)
Net realized gain	—	—

Total distributions to shareholders	—	(471,489)
From Fund share transactions:
Proceeds from shares sold	1,139,033	1,719,635
Reinvestment of distributions	—	471,489

	1,139,033	2,191,124
Less payments for shares redeemed	(1,128,836)	(2,818,080)

Net increase (decrease) in net assets from Fund share transactions	10,197	(626,956)

Total increase (decrease) in net assets	3,930,413	12,782,124

Net assets:
Beginning of period	54,976,245	42,194,121

End of period*	$58,906,658	54,976,245

* Including accumulated undistributed net investment income (loss)	$543,312	238,396

Share Information
Sold	99,572	169,774
Issued in reinvestment of distributions	—	42,097
Redeemed	(96,935)	(284,885)

Net increase (decrease)	2,637	(73,014)

66	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		Large Cap Equity Index Fund		Small Cap Equity Index Fund
2014	2013	2014	2013	2014	2013	2014	2013

78,215	46,322	358,218	476,762	5,217,892	9,884,881	1,274,083	1,867,057
3,790,210	10,386,537	1,055,354	2,783,619	10,071,852	16,135,635	15,410,307	19,985,996
(531,436)	5,458,210	(749,445)	3,963,453	25,609,675	125,122,431	(7,823,159)	66,419,775

3,336,989	15,891,069	664,127	7,223,834	40,899,419	151,142,947	8,861,231	88,272,828

—	(493,753)	—	(715,458)	—	(9,705,188)	—	(2,350,136)
—	(6,779,016)	—	—	—	(13,242,571)	—	(18,447,187)

—	(7,272,769)	—	(715,458)	—	(22,947,759)	—	(20,797,323)

938,587	1,267,235	437,718	735,090	2,355,798	4,641,229	1,226,528	2,230,125
—	7,272,769	—	715,458	—	22,947,759	—	20,797,323

938,587	8,540,004	437,718	1,450,548	2,355,798	27,588,988	1,226,528	23,027,448
(1,283,091)	(1,923,424)	(507,186)	(1,157,575)	(20,806,955)	(44,225,081)	(9,648,560)	(19,418,960)

(344,504)	6,616,580	(69,468)	292,973	(18,451,157)	(16,636,093)	(8,422,032)	3,608,488

2,992,485	15,234,880	594,659	6,801,349	22,448,262	111,559,095	439,199	71,083,993

61,107,662	45,872,782	47,422,989	40,621,640	599,465,144	487,906,049	309,150,692	238,066,699

64,100,147	61,107,662	48,017,648	47,422,989	621,913,406	599,465,144	309,589,891	309,150,692

78,220	—	551,997	193,779	15,157,619	9,939,727	1,315,865	41,782

71,896	98,118	39,404	69,290	130,004	283,844	88,144	171,005
—	562,472	—	63,259	—	1,404,392	—	1,490,848
(97,021)	(151,698)	(45,444)	(110,436)	(1,147,278)	(2,711,074)	(695,721)	(1,505,593)

(25,125)	508,892	(6,040)	22,113	(1,017,274)	(1,022,838)	(607,577)	156,260

See accompanying notes to financial statements.	67

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund
Six months ended June 30, 2014 (Unaudited) and the year ended December 31, 2013	2014	2013
From operations:
Net investment income	$7,538,945	7,005,686
Net realized gain (loss)	726,856	2,691,384
Change in net unrealized appreciation or depreciation	6,681,700	45,818,187

Net change in net assets resulting from operations	14,947,501	55,515,257
Distributions to shareholders from and in excess of:
Net investment income	—	(7,420,750)
Net realized gain	—	—

Total distributions to shareholders	—	(7,420,750)
From Fund share transactions:
Proceeds from shares sold	1,453,512	2,602,464
Reinvestment of distributions	—	7,420,750

	1,453,512	10,023,214
Less payments for shares redeemed	(6,071,435)	(11,699,634)

Net increase (decrease) in net assets from Fund share transactions	(4,617,923)	(1,676,420)

Total increase (decrease) in net assets	10,329,578	46,418,087

Net assets:
Beginning of period	316,797,661	270,379,574

End of period*	$327,127,239	316,797,661

* Including accumulated undistributed net investment income (loss)	$5,618,400	(1,920,545)

Share Information
Sold	103,316	198,932
Issued in reinvestment of distributions	—	530,054
Redeemed	(429,014)	(903,082)

Net increase (decrease)	(325,698)	(174,096)

(a)	Relates to investments in affiliated investment companies.

68	See accompanying notes to financial statements.

Stock and Bond Balanced Fund		Bond Fund		Money Market Fund
2014	2013	2014	2013	2014	2013

535,154 (a)	1,932,192 (a)	2,544,158	5,195,480	—	—
356,892 (a)	2,247,627 (a)	366,595	389,549	—	—
3,851,806 (a)	10,025,128 (a)	1,832,078	(9,185,326)	—	—

4,743,852	14,204,947	4,742,831	(3,600,297)	—	—

—	(1,831,645)	(2,544,158)	(5,195,480)	—	—
—	(1,106,307)	—	—	—	—

—	(2,937,952)	(2,544,158)	(5,195,480)	—	—
1,025,159	1,860,960	1,409,817	7,913,662	1,878,524	4,218,388

—	2,937,952	2,544,158	5,195,480	—	—

1,025,159	4,798,912	3,953,975	13,109,142	1,878,524	4,218,388
(2,569,767)	(6,851,791)	(5,208,555)	(9,957,499)	(2,759,468)	(4,781,387)

(1,544,608)	(2,052,879)	(1,254,580)	3,151,643	(880,944)	(562,999)

3,199,244	9,214,116	944,093	(5,644,134)	(880,944)	(562,999)

90,414,103	81,199,987	168,801,332	174,445,466	35,926,519	36,489,518

93,613,347	90,414,103	169,745,425	168,801,332	35,045,575	35,926,519

2,494,778	1,959,624	105	—	—	—

65,820	127,227	134,107	747,023	1,878,525	4,218,388
—	198,109	241,616	487,190	—	—
(164,644)	(465,808)	(495,689)	(934,052)	(2,759,468)	(4,781,387)

(98,824)	(140,472)	(119,966)	300,161	(880,943)	(562,999)

See accompanying notes to financial statements.	69

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)¹ by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)² by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)³ by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis, and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes and Distributions to Shareholders.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2014. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent events”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2014:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$58,312,506	$—	$—	$58,312,506
Short-term Investments	586,645	—	—	586,645
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	63,733,081	—	—	63,733,081
Short-term Investments	425,026	—	—	425,026
International Equity Fund					—	19	—	19
Common Stocks (a)	46,133,806	7,461	—	46,141,267
Preferred Stocks (a)	326,303	—	—	326,303
Short-term Investments	1,571,035	—	—	1,571,035
Large Cap Index Fund					42,663	—	—	42,663
Common Stocks (a)	613,077,617	—	—	613,077,617
Short-term Investments	8,437,029	—	—	8,437,029
Small Cap Index Fund					77,393	—	—	77,393
Common Stocks (a)	305,193,371	0	21,554	305,214,925
Short-term Investments	3,380,260	—	—	3,380,260
International Index Fund					(13,984)	—	—	(13,984)
Common Stocks (a)	321,609,150	5,190	0	321,614,340
Preferred Stocks (a)	2,057,251	—	—	2,057,251
Short-term Investments	161,504	—	—	161,504
Balanced Fund					—	—	—	—
Registered Investment Companies	93,167,537	—	—	93,167,537
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	122,855,112	—	122,855,112
U.S. Treasury Obligations	—	44,344,017	—	44,344,017
Short-term Investments	897,634	—	—	897,634
Money Market Fund					—	—	—	—
Short-term Investments	843,620	34,237,687	—	35,081,307

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

For each Fund, there were no transfers of securities between Level 1 and Level 2 as of June 30, 2014 as compared to December 31, 2013.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2013	$4,665
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,499)
Purchases	—
Issuances	21,554
Sales	—
Transfers in (a)	—
Transfers out (a)	(1,166)

Balance as of June 30, 2014	$21,554

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2013 or for the period ended June 30, 2014. The remaining Funds (other than the Small Cap Index Fund, as noted above) did not hold any Level 3 securities as of December 31, 2013, or for the period ended June 30, 2014.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared futures contracts. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2014, the fair value of derivative instruments, which are also disclosed in the Schedules of Investments, was as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value		Statements of Assets and Liabilities Location	Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$32		Unrealized loss on forward foreign currency contracts	$13

Total			$32			$13

		Variation Margin;			Variation Margin;
Large Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$42,663	(a)	Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$42,663			$—

		Variation Margin;			Variation Margin;
Small Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$77,393	(a)	Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$77,393			$—

		Variation Margin;			Variation Margin;
International Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—		Analysis of Net Assets - Net Unrealized Depreciation	$13,984	(a)

Total			$—			$13,984

(a) Represents cumulative unrealized gain (loss) on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2014, the effect of derivative instruments on the Statement of Operations was as follows:

		Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$(892)	$—	$318
Large Cap Index Fund	Stock Index Futures Contracts	1,001,212	—	(406,369)	—
Small Cap Index Fund	Stock Index Futures Contracts	301,208	—	(198,024)	—
International Index Fund	Forward Foreign Currency Contracts	—	310	—	—
International Index Fund	Stock Index Futures Contracts	209,738	—	(126,584)	—

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the International Equity Fund and International Equity Index Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”)or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including certain forward foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Collateral and margin requirements differ by type of derivative. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts). For financial reporting purposes, cash and non-cash collateral that has been pledged to cover obligations of a Fund, if any, are noted in the Schedules of Investments. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities is based on contractual netting/set-off provisions in the ISDA Master Agreement; however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The Funds did not invest in any portfolio securities or enter into any derivative transactions with gross exposure on the Statement of Assets and Liabilities that could be netted subject to netting agreements as of June 30, 2014.

As of June 30, 2014, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts		Foreign Currency Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased	Average Number of Contracts Purchased	Average U.S. Dollar of Contracts Purchased	Average Number of Contracts Sold	Average U.S. Dollar of Contracts Sold
International Equity Fund	—	$—	4	$92,192	4	$95,600
Large Cap Index Fund	86	7,970,538	—	—	—	—
Small Cap Index Fund	42	4,865,133	—	—	—	—
International Index Fund	50	3,513,780	1	65,237	2	73,602

5.	Income Taxes and Distributions to Shareholders

As of December 31, 2013, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2013, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2014.

As of June 30, 2014, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$46,491,672	$12,816,013	$(408,534)	$12,407,479
Small/Mid Cap Equity Fund	54,368,301	10,870,322	(1,080,516)	9,789,806
International Equity Fund	40,000,342	8,795,648	(757,385)	8,038,263
Large Cap Index Fund	442,768,134	240,024,387	(61,277,875)	178,746,512
Small Cap Index Fund	231,980,256	100,389,974	(23,775,045)	76,614,929
International Index Fund	259,175,182	113,071,497	(48,413,584)	64,657,913
Balanced Fund	70,623,438	22,544,099	—	22,544,099
Bond Fund	159,693,467	9,028,854	(625,558)	8,403,296
Money Market Fund	35,081,307	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond and Money Market Funds declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

After utilizing capital loss carryforwards to offset realized capital gains in 2013, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. As of December 31, 2013, if not applied, the carryforwards will expire as follows:

		Non Expiring		Year of Expiration
	Utilized	Short-term	Long-term	2016	2017	2018	Total
Large Cap Equity Fund	$6,450,002	$—	$—	$—	$5,196,934	$—	$5,196,934
Small/Mid Cap Equity Fund	1,031,042	—	—	—	—	—	—
International Equity Fund	2,698,671	—	—	1,830,386	3,776,139	924,320	6,530,845
International Index Fund	669,443	—	1,141,906	—	—	—	1,141,906
Bond Fund	389,549	—	—	—	445,094	—	445,094

The Money Market Fund had a capital loss carryforward of $1,102 that expired in 2013 and was reclassified from accumulated net realized gain (loss) to paid in capital on the Statement of Assets and Liabilities.

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

As of December 31, 2013, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long- term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Large Cap Equity Fund	$238,396	$—	$12,203,025	$(5,196,934)	$7,244,487
Small/Mid Cap Equity Fund	590,253	1,857,720	10,315,775	—	12,763,748
International Equity Fund	522,290	—	8,796,831	(6,530,845)	2,788,276
Large Cap Index Fund	11,061,695	15,321,899	152,717,003	—	179,100,597
Small Cap Index Fund	368,731	2,992,388	84,201,316	—	87,562,435
International Index Fund	349,998	—	57,970,967	(1,289,032)	57,031,933
Balanced Fund	2,326,748	1,852,793	18,692,293	—	22,871,834
Bond Fund	—	—	6,571,218	(445,094)	6,126,124
Money Market Fund	—	—	—	—	—

The differences between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2013 relates to one or more of the following: short-term capital gains, forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals and return of capital transactions.

From November 1, 2013 through December 31, 2013, the International Index Fund incurred $147,126 in specified losses. As permitted by the Internal Revenue Code, the Fund intends to elect to defer this loss and treat it as arising on January 1, 2014.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of Fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2013, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Small/Mid Cap Equity Fund	$—	$(7,900)	$—	$7,900
International Equity Fund	—	(64,513)	—	64,513
Small Cap Index Fund	(381)	(43,017)	—	43,398
International Index Fund	30	(80,583)	—	80,553
Balanced Fund	—	(27,519)	—	27,519
Money Market Fund	(1,102)	1,102	—	—

The tax character of distributions was designated as follows for the year ended December 31, 2013.

2013	Ordinary Income	Long- term Capital Gain	Total
Small/Mid Cap Equity Fund	$1,672,753	$5,600,016	$7,272,769
Large Cap Index Fund	9,983,559	12,964,200	22,947,759
Small Cap Index Fund	3,445,849	17,351,474	20,797,323
Balanced Fund	1,834,219	1,103,733	2,937,952

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended December 31, 2013.

6.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund	0.24% of average daily net assets
Small Cap Index Fund	0.40% of average daily net assets
International Index Fund	0.55% of average daily net assets
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund	0.40% of average daily net assets

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Large Cap Equity Fund; Bridgeway and Rainier Investment Management, LLC (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Marsico, Northern Cross, BlackRock, and Rainier determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s,

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and BlackRock’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

As of June 30, 2014, the following fees were earned by BlackRock, Bridgeway, Rainier, Westwood, Marsico, and Northern Cross for sub-advisory services (not all amounts earned were paid during the period):

	BlackRock	Bridgeway	Rainier	Westwood	Marsico	Northern Cross
Large Cap Equity Fund	$—	$60,954	$—	$45,705	$—	$—
Small/Mid Cap Equity Fund	—	90,197	85,798	—	—	—
International Equity Fund	—	—	—	—	58,473	68,619
Large Cap Index Fund	54,591	—	—	—	—	—
Small Cap Index Fund	149,784	—	—	—	—	—
International Index Fund	157,396	—	—	—	—	—

Total Sub-Advisory Fees	$361,771	$151,151	$85,798	$45,705	$58,473	$68,619

Expense Reduction Agreements

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund (other than the investment advisory and management services fee, acquired fund fees and expenses and custody fees in the case of the Large Cap Index Fund and the Small Cap Index Fund) that exceed 0.10% of such Fund’s average daily net assets. With respect to the Balanced Fund, SFIMC has agreed to reimburse all expenses incurred by the Fund other than acquired fund fees and expenses. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee and acquired fund fees and expenses, that exceed 0.20% of the Fund’s average daily net assets. With respect to the Large Cap Index Fund and the Small Cap Index Fund, SFIMC has agreed to reimburse all custody fees.

Beginning in early February 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC has been voluntarily waiving portions of its fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero.

These expense reductions are voluntary and may be eliminated by SFIMC at any time.

Line of credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the period ended June 30, 2014.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

7.	Investment transactions

For the period ended June 30, 2014, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Large Cap Equity Fund	$14,726,732	$14,128,784	$—	$—
Small/Mid Cap Equity Fund	30,884,063	30,216,560	—	—
International Equity Fund	16,628,617	16,454,599	—	—
Large Cap Index Fund	9,852,784	19,377,065	—	—
Small Cap Index Fund	36,729,430	41,758,069	—	—
International Index Fund	7,516,096	5,027,956	—	—
Balanced Fund	535,155	1,600,000	—	—
Bond Fund	14,468,970	4,713,950	—	2,205,625

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. The Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (Unaudited)		Year ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.38		$8.61	$7.49	$7.59	$6.74	$5.59
Income from Investment Operations
Net investment income (a)	0.06		0.10	0.13	0.09	0.06	0.07
Net gain (loss) on investments (both realized and unrealized)	0.75		2.77	1.12	(0.10)	0.85	1.15

Total from investment operations	0.81		2.87	1.25	(0.01)	0.91	1.22

Less Distributions
Net investment income	—		(0.10)	(0.13)	(0.09)	(0.06)	(0.07)
Net realized gain	—		—	—	—	—	—

Total distributions	—		(0.10)	(0.13)	(0.09)	(0.06)	(0.07)

Net asset value, end of period	$12.19		$11.38	$8.61	$7.49	$7.59	$6.74

Total Return (b)	7.12%		33.33%	16.63%	(0.12)%	13.55%	21.84%
Net assets, end of period (millions)	$58.9		$55.0	$42.2	$36.6	$36.5	$31.5
Ratios to average net assets assuming expense reductions
Expenses	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.09	%(c)	0.95%	1.52%	1.19%	0.89%	1.24%
Ratios to average net assets absent expense reductions
Expenses	0.73	%(c)	0.72%	0.75%	0.75%	0.75%	0.78%
Net investment income	1.06	%(c)	0.93%	1.47%	1.14%	0.84%	1.16%
Portfolio turnover rate	51	%(c)	68%	58%	42%	57%	70%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	81

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (Unaudited)		Year ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.12		$11.06	$9.41	$9.64	$7.80	$6.00
Income from Investment Operations
Net investment income (a)	0.02		0.01	0.11	0.02	0.03	0.03
Net gain (loss) on investments (both realized and unrealized)	0.70		3.83	1.56	(0.22)	1.83	1.78

Total from investment operations	0.72		3.84	1.67	(0.20)	1.86	1.81

Less Distributions
Net investment income	—		(0.12)	(0.02)	(0.03)	(0.02)	(0.01)
Net realized gain	—		(1.66)	—	—	—	—

Total distributions	—		(1.78)	(0.02)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$13.84		$13.12	$11.06	$9.41	$9.64	$7.80

Total Return (b)	5.49%		34.96%	17.77%	(2.08)%	23.89%	30.12%
Net assets, end of period (millions)	$64.1		$61.1	$45.9	$39.5	$40.6	$32.4
Ratios to average net assets assuming expense reductions
Expenses	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.26	%(c)	0.09%	1.03%	0.25%	0.36%	0.42%
Ratios to average net assets absent expense reductions
Expenses	0.93	%(c)	0.95%	0.96%	0.97%	0.99%	1.02%
Net investment income	0.23	%(c)	0.04%	0.97%	0.18%	0.27%	0.30%
Portfolio turnover rate	100	%(c)	115%	92%	87%	108%	131%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

82	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (Unaudited)		Year ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.34		$9.76	$8.23	$9.75	$8.82	$6.55
Income from Investment Operations
Net investment income (a)	0.09		0.12	0.13	0.12	0.09	0.09
Net gain (loss) on investments (both realized and unrealized)	0.07		1.63	1.45	(1.47)	1.01	2.36

Total from investment operations	0.16		1.75	1.58	(1.35)	1.10	2.45

Less Distributions
Net investment income	—		(0.17)	(0.05)	(0.17)	(0.17)	(0.18)
Net realized gain	—		—	—	—	—	—

Total distributions	—		(0.17)	(0.05)	(0.17)	(0.17)	(0.18)

Net asset value, end of period	$11.50		$11.34	$9.76	$8.23	$9.75	$8.82

Total Return (b)	1.41%		17.97%	19.19%	(13.79)%	12.52%	37.35%
Net assets, end of period (millions)	$48.0		$47.4	$40.6	$34.2	$40.0	$35.2
Ratios to average net assets assuming expense reductions
Expenses	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.55	%(c)	1.10%	1.47%	1.28%	1.05%	1.19%
Ratios to average net assets absent expense reductions
Expenses	1.17	%(c)	1.18%	1.21%	1.29%	1.36%	1.53%
Net investment income	1.38	%(c)	0.92%	1.26%	0.99%	0.69%	0.66%
Portfolio turnover rate	74	%(c)	77%	47%	57%	66%	65%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	83

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (Unaudited)		Year ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$17.85		$14.10	$12.67	$12.50	$11.20	$9.04
Income from Investment Operations
Net investment income (a)	0.16		0.29	0.28	0.23	0.20	0.19
Net gain (loss) on investments (both realized and unrealized)	1.09		4.16	1.73	(0.01)	1.45	2.16

Total from investment operations	1.25		4.45	2.01	0.22	1.65	2.35

Less Distributions
Net investment income (b)	—		(0.30)	(0.25)	—	(0.21)	(0.19)
Net realized gain	—		(0.40)	(0.33)	(0.05)	(0.14)	—

Total distributions	—		(0.70)	(0.58)	(0.05)	(0.35)	(0.19)

Net asset value, end of period	$19.10		$17.85	$14.10	$12.67	$12.50	$11.20

Total Return (c)	7.00%		32.01%	15.72%	1.83%	14.73%	26.07%
Net assets, end of period (millions)	$621.9		$599.5	$487.9	$454.4	$478.6	$445.4
Ratios to average net assets
Expenses (d)	0.28	%(e)	0.29%	0.29%	0.31%	0.32%	0.32%
Net investment income	1.76	%(e)	1.80%	2.02%	1.79%	1.75%	2.02%
Portfolio turnover rate	3	%(e)	3%	4%	4%	5%	5%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net investment income represent less than $0.01 per share in 2011.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	The effect of expense reimbursements is less than 0.005%.

(e)	Determined on an annualized basis.

84	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (Unaudited)		Year ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.99		$10.85	$9.79	$10.82	$8.64	$6.89
Income from Investment Operations
Net investment income (a)	0.06		0.09	0.16	0.08	0.08	0.07
Net gain (loss) on investments (both realized and unrealized)	0.35		4.05	1.39	(0.56)	2.18	1.75

Total from investment operations	0.41		4.14	1.55	(0.48)	2.26	1.82

Less Distributions
Net investment income	—		(0.11)	(0.14)	(0.08)	(0.08)	(0.06)
Net realized gain	—		(0.89)	(0.35)	(0.47)	—	(0.01)

Total distributions	—		(1.00)	(0.49)	(0.55)	(0.08)	(0.07)

Net asset value, end of period	$14.40		$13.99	$10.85	$9.79	$10.82	$8.64

Total Return (b)	2.93%		38.27%	15.90%	(4.53)%	26.12%	26.39%
Net assets, end of period (millions)	$309.6		$309.2	$238.1	$218.7	$244.2	$208.0
Ratios to average net assets assuming expense reductions
Expenses	0.48	%(c)	0.49%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.85	%(c)	0.68%	1.46%	0.72%	0.83%	0.94%
Ratios to average net assets absent expense reductions
Expenses	0.49	%(c)	0.50%	0.51%	0.51%	0.52%	0.53%
Net investment income	0.84	%(c)	0.67%	1.45%	0.71%	0.81%	0.91%
Portfolio turnover rate	25	%(c)	13%	14%	14%	13%	22%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	85

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (Unaudited)		Year ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.01		$11.86	$10.34	$12.24	$11.67	$9.35
Income from Investment Operations
Net investment income (a)	0.34		0.31	0.31	0.32	0.25	0.24
Net gain (loss) on investments (both realized and unrealized)	0.33		2.18	1.55	(1.85)	0.59	2.37

Total from investment operations	0.67		2.49	1.86	(1.53)	0.84	2.61

Less Distributions
Net investment income	—		(0.34)	(0.34)	(0.33)	(0.27)	(0.29)
Net realized gain (b)	—		—	—	(0.04)	—	—

Total distributions	—		(0.34)	(0.34)	(0.37)	(0.27)	(0.29)

Net asset value, end of period	$14.68		$14.01	$11.86	$10.34	$12.24	$11.67

Total Return (c)	4.78%		20.96%	18.00%	(12.50)%	7.18%	28.01%
Net assets, end of period (millions)	$327.1		$316.8	$270.4	$236.9	$280.1	$272.9
Ratios to average net assets
Expenses	0.64	%(d)	0.67%	0.68%	0.69%	0.67%	0.71%
Net investment income	4.79	%(d)	2.41%	2.84%	2.73%	2.19%	2.42%
Portfolio turnover rate	3	%(d)	3%	3%	2%	4%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2012 and 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

86	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (Unaudited)
			Year ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$15.44		$13.54	$12.41	$12.36	$11.39	$9.76
Income from Investment Operations
Net investment income (a)	0.09		0.33	0.30	0.16	0.30	0.30
Net gain (loss) on investments (both realized and unrealized)	0.73		2.08	1.03	0.28	1.00	1.74

Total from investment operations	0.82		2.41	1.33	0.44	1.30	2.04

Less Distributions
Net investment income	—		(0.32)	(0.17)	(0.31)	(0.32)	(0.41)
Net realized gain (b)	—		(0.19)	(0.03)	(0.08)	(0.01)	—

Total distributions	—		(0.51)	(0.20)	(0.39)	(0.33)	(0.41)

Net asset value, end of period	$16.26		$15.44	$13.54	$12.41	$12.36	$11.39

Total Return (c)	5.31%		17.97%	10.77%	3.72%	11.46%	21.06%
Net assets, end of period (millions)	$93.6		$90.4	$81.2	$78.3	$81.0	$76.7
Ratios to average net assets assuming expense reductions
Expenses (d)	0.00	%(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.19	%(e)	2.23%	2.24%	1.30%	2.51%	2.92%
Ratios to average net assets absent expense reductions
Expenses (d)	0.08	%(e)	0.08%	0.09%	0.09%	0.07%	0.07%
Net investment income	1.11	%(e)	2.15%	2.15%	1.21%	2.44%	2.85%
Portfolio turnover rate	1	%(e)	8%	4%	2%	8%	3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Expense ratios relate to the Balanced Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	87

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (Unaudited)		Year ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.42		$10.97	$10.94	$10.61	$10.43	$9.71
Income from Investment Operations
Net investment income	0.16		0.33	0.34	0.36	0.39	0.45
Net gain (loss) on investments (both realized and unrealized)	0.13		(0.55)	0.03	0.33	0.18	0.72

Total from investment operations	0.29		(0.22)	0.37	0.69	0.57	1.17

Less Distributions
Net investment income	(0.16)		(0.33)	(0.34)	(0.36)	(0.39)	(0.45)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.16)		(0.33)	(0.34)	(0.36)	(0.39)	(0.45)

Net asset value, end of period	$10.55		$10.42	$10.97	$10.94	$10.61	$10.43

Total Return (a)	2.78%		(2.06)%	3.45%	6.58%	5.54%	12.25%
Net assets, end of period (millions)	$169.7		$168.8	$174.4	$175.4	$173.7	$170.4
Ratios to average net assets
Expenses	0.58	%(b)	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.03	%(b)	3.06%	3.13%	3.31%	3.70%	4.42%
Portfolio turnover rate	8	%(b)	14%	8%	15%	18%	7%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

88	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (Unaudited)		Year ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (a)	—		—	—	—	—	—

Total from investment operations	—		—	—	—	—	—

Less Distributions
Net investment income (b)	—		—	—	—	—	—

Total distributions	—		—	—	—	—	—

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (c)	0.00%		0.00%	0.00%	0.00%	0.00%	0.03%
Net assets, end of period (millions)	$35.0		$35.9	$36.5	$40.0	$42.8	$46.4
Ratios to average net assets assuming expense reductions
Expenses (d)	0.07	%(e)	0.08%	0.10%	0.11%	0.16%	0.28%
Net investment income	0.00	%(e)	0.00%	0.00%	0.00%	0.00%	0.03%
Ratios to average net assets absent expense reductions
Expenses	0.62	%(e)	0.63%	0.59%	0.58%	0.53%	0.55%
Net investment income	(0.55	)%(e)	(0.55)%	(0.49)%	(0.47)%	(0.37)%	(0.24)%

(a)	Net investment income represents less than $0.01 per share in 2009.

(b)	Distributions from net investment income represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	The expense ratio includes the effect of the voluntary fee waiver from SFIMC described in Note 6 under Fees and Other Transactions with Affiliates.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	89

State Farm VP Management Corp
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, IL 61710-0001

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

StateFarm™

Issued by:

State Farm Life Insurance Company
(Not licensed in MA, NY, or WI)
State Farm Life and Accident Assurance Company
(Licensed in NY and WI)
Home Office, Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-888-702-2307

statefarm.com®

Not FDIC Insured	• May Lose Value • No Bank Guarantee

231-3602.15-CH

AP2014/08/1415

8-2014
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this
Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.
13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the
Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.
13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     August 26, 2014

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     August 26, 2014